UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1.	Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026

Fidelity® MSCI Communication Services Index ETF

Fidelity® MSCI Communication Services Index ETF : FCOM

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Communication Services Index ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Communication Services Index ETF	$43	0.80%

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	99.6
Belgium -	0.2
Canada -	0.1
Bermuda -	0.1
Israel -	0.0Footnote Reference*
Singapore -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	98.5
Short-Term Investments and Net Other Assets (Liabilities) -	1.5

Key Fund Statistics

(as of January 31, 2026)

FUND STATISTICS	Value
Fund Size	$1,822,249,254
Number of Holdings	96
Portfolio Turnover	19%

TOP INDUSTRIES

(% of Fund's Net Assets)

Interactive Media & Services	52.4
Entertainment	20.4
Diversified Telecommunication Services	13.8
Media	9.0
Wireless Telecommunication Services	2.9
All Others	1.5

TOP HOLDINGS

(% of Fund's net assets)

Meta Platforms, Inc., Class A	24.5
Alphabet, Inc., Class A	14.3
Alphabet, Inc., Class C	9.7
Walt Disney Co.	4.2
Verizon Communications, Inc.	4.1
AT&T, Inc.	4.0
Netflix, Inc.	3.1
Warner Bros Discovery, Inc.	3.1
Comcast Corp., Class A	2.9
T-Mobile U.S., Inc.	2.6
Total	72.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915327.101   2574-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity® MSCI Consumer Discretionary Index ETF : FDIS

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Consumer Discretionary Index ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Discretionary Index ETF	$42	0.80%

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	96.3
Brazil -	1.4
Switzerland -	0.6
United Kingdom -	0.5
Bermuda -	0.3
Jersey -	0.3
Sweden -	0.2
Bahamas -	0.1
Ireland -	0.1
Israel -	0.1
Hong Kong -	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Key Fund Statistics

(as of January 31, 2026)

FUND STATISTICS	Value
Fund Size	$1,842,577,772
Number of Holdings	249
Portfolio Turnover	7%

TOP INDUSTRIES

(% of Fund's Net Assets)

Broadline Retail	25.7
Hotels, Restaurants & Leisure	20.8
Automobiles	19.7
Specialty Retail	19.5
Household Durables	4.8
All Others	9.5

TOP HOLDINGS

(% of Fund's net assets)

Amazon.com, Inc.	23.1
Tesla, Inc.	17.1
Home Depot, Inc.	5.0
McDonald's Corp.	3.3
TJX Cos., Inc.	2.4
Booking Holdings, Inc.	2.4
Lowe's Cos., Inc.	2.2
Starbucks Corp.	1.5
MercadoLibre, Inc.	1.4
Royal Caribbean Cruises Ltd.	1.3
Total	59.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915319.101   2566-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026

Fidelity® MSCI Consumer Staples Index ETF

Fidelity® MSCI Consumer Staples Index ETF : FSTA

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Consumer Staples Index ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Staples Index ETF	$42	0.80%

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	99.8
Cayman Islands -	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.6
Short-Term Investments and Net Other Assets (Liabilities) -	0.4

Key Fund Statistics

(as of January 31, 2026)

FUND STATISTICS	Value
Fund Size	$1,394,915,603
Number of Holdings	97
Portfolio Turnover	6%

TOP INDUSTRIES

(% of Fund's Net Assets)

Consumer Staples Distribution & Retail	38.3
Beverages	19.3
Household Products	15.8
Food Products	14.1
Tobacco	8.6
All Others	3.9

TOP HOLDINGS

(% of Fund's net assets)

Walmart, Inc.	15.0
Costco Wholesale Corp.	11.8
Procter & Gamble Co.	9.8
Coca-Cola Co.	8.2
Philip Morris International, Inc.	4.8
PepsiCo, Inc.	4.6
Altria Group, Inc.	3.4
Mondelez International, Inc., Class A	2.5
Colgate-Palmolive Co.	2.3
Monster Beverage Corp.	2.0
Total	64.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915320.101   2567-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026

Fidelity® MSCI Energy Index ETF

Fidelity® MSCI Energy Index ETF : FENY

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Energy Index ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Energy Index ETF	$44	0.80%

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.1
United Kingdom -	1.1
Ireland -	0.3
Switzerland -	0.3
Norway -	0.1
Thailand -	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Key Fund Statistics

(as of January 31, 2026)

FUND STATISTICS	Value
Fund Size	$1,508,244,482
Number of Holdings	99
Portfolio Turnover	4%

TOP INDUSTRIES

(% of Fund's Net Assets)

Oil, Gas & Consumable Fuels	87.5
Energy Equipment & Services	12.2
All Others	0.3

TOP HOLDINGS

(% of Fund's net assets)

Exxon Mobil Corp.	23.7
Chevron Corp.	15.6
ConocoPhillips	5.9
Williams Cos., Inc.	3.7
SLB Ltd.	3.3
EOG Resources, Inc.	2.8
Kinder Morgan, Inc.	2.8
Phillips 66	2.7
Valero Energy Corp.	2.6
Baker Hughes Co.	2.5
Total	65.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915321.101   2568-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026

Fidelity® MSCI Financials Index ETF

Fidelity® MSCI Financials Index ETF : FNCL

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Financials Index ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Financials Index ETF	$41	0.80%

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.9
Bermuda -	0.4
Ireland -	0.4
Puerto Rico -	0.2
United Kingdom -	0.1
Kazakhstan -	0.0Footnote Reference*
Cayman Islands -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Key Fund Statistics

(as of January 31, 2026)

FUND STATISTICS	Value
Fund Size	$2,409,073,414
Number of Holdings	388
Portfolio Turnover	2%

TOP INDUSTRIES

(% of Fund's Net Assets)

Banks	29.7
Capital Markets	26.2
Financial Services	23.7
Insurance	14.3
Consumer Finance	5.1
All Others	1.0

TOP HOLDINGS

(% of Fund's net assets)

JPMorgan Chase & Co.	9.7
Berkshire Hathaway, Inc., Class B	7.6
Visa, Inc., Class A	6.3
Mastercard, Inc., Class A	5.3
Bank of America Corp.	4.3
Wells Fargo & Co.	3.3
Goldman Sachs Group, Inc.	3.3
Morgan Stanley	2.5
Citigroup, Inc.	2.4
American Express Co.	2.3
Total	47.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915322.101   2569-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026

Fidelity® MSCI Health Care Index ETF

Fidelity® MSCI Health Care Index ETF : FHLC

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Health Care Index ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Health Care Index ETF	$44	0.80%

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	99.1
Ireland -	0.6
Canada -	0.1
Switzerland -	0.1
United Kingdom -	0.1
Netherlands -	0.0Footnote Reference*
Jersey -	0.0Footnote Reference*
Costa Rica -	0.0Footnote Reference*
Germany -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Key Fund Statistics

(as of January 31, 2026)

FUND STATISTICS	Value
Fund Size	$2,827,517,318
Number of Holdings	331
Portfolio Turnover	2%

TOP INDUSTRIES

(% of Fund's Net Assets)

Pharmaceuticals	31.9
Biotechnology	22.3
Health Care Equipment & Supplies	19.4
Health Care Providers & Services	16.0
Life Sciences Tools & Services	9.4
All Others	1.0

TOP HOLDINGS

(% of Fund's net assets)

Eli Lilly & Co.	12.7
Johnson & Johnson	8.3
AbbVie, Inc.	6.0
Merck & Co., Inc.	4.2
UnitedHealth Group, Inc.	4.0
Thermo Fisher Scientific, Inc.	3.3
Abbott Laboratories	2.9
Amgen, Inc.	2.8
Intuitive Surgical, Inc.	2.8
Gilead Sciences, Inc.	2.7
Total	49.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915323.101   2570-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026

Fidelity® MSCI Industrials Index ETF

Fidelity® MSCI Industrials Index ETF : FIDU

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Industrials Index ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Industrials Index ETF	$43	0.80%

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.7
Canada -	0.7
Ireland -	0.3
United Kingdom -	0.3
Norway -	0.0Footnote Reference*
Switzerland -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Key Fund Statistics

(as of January 31, 2026)

FUND STATISTICS	Value
Fund Size	$1,813,762,023
Number of Holdings	362
Portfolio Turnover	1%

TOP INDUSTRIES

(% of Fund's Net Assets)

Aerospace & Defense	24.7
Machinery	20.2
Electrical Equipment	11.5
Ground Transportation	8.4
Professional Services	6.5
All Others	28.7

TOP HOLDINGS

(% of Fund's net assets)

General Electric Co.	4.9
Caterpillar, Inc.	4.7
RTX Corp.	4.1
GE Vernova, Inc.	3.0
Boeing Co.	2.8
Uber Technologies, Inc.	2.4
Honeywell International, Inc.	2.2
Union Pacific Corp.	2.1
Eaton Corp. PLC	2.1
Deere & Co.	2.1
Total	30.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915324.101   2571-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026

Fidelity® MSCI Information Technology Index ETF

Fidelity® MSCI Information Technology Index ETF : FTEC

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Information Technology Index ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Information Technology Index ETF	$42	0.80%

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.3
Switzerland -	0.4
China -	0.4
Singapore -	0.3
Canada -	0.2
Thailand -	0.2
United Kingdom -	0.1
Israel -	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Key Fund Statistics

(as of January 31, 2026)

FUND STATISTICS	Value
Fund Size	$16,148,953,589
Number of Holdings	289
Portfolio Turnover	4%

TOP INDUSTRIES

(% of Fund's Net Assets)

Semiconductors & Semiconductor Equipment	39.9
Software	27.6
Technology Hardware, Storage & Peripherals	17.3
Electronic Equipment, Instruments & Components	6.0
IT Services	5.0
All Others	4.2

TOP HOLDINGS

(% of Fund's net assets)

NVIDIA Corp.	18.1
Apple, Inc.	14.4
Microsoft Corp.	10.9
Broadcom, Inc.	4.3
Micron Technology, Inc.	2.4
Advanced Micro Devices, Inc.	1.9
Palantir Technologies, Inc., Class A	1.6
Cisco Systems, Inc.	1.6
Lam Research Corp.	1.5
International Business Machines Corp.	1.4
Total	58.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915325.101   2572-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026

Fidelity® MSCI Materials Index ETF

Fidelity® MSCI Materials Index ETF : FMAT

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Materials Index ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Materials Index ETF	$44	0.80%

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	99.7
Canada -	0.3
United Kingdom -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Key Fund Statistics

(as of January 31, 2026)

FUND STATISTICS	Value
Fund Size	$507,302,300
Number of Holdings	107
Portfolio Turnover	6%

TOP INDUSTRIES

(% of Fund's Net Assets)

Chemicals	48.4
Metals & Mining	27.4
Construction Materials	13.2
Containers & Packaging	10.4
Paper & Forest Products	0.5
All Others	0.1

TOP HOLDINGS

(% of Fund's net assets)

Linde PLC	14.2
Newmont Corp.	8.2
Freeport-McMoRan, Inc.	5.7
Sherwin-Williams Co.	5.6
CRH PLC	5.4
Ecolab, Inc.	4.8
Air Products & Chemicals, Inc.	4.0
Corteva, Inc.	3.3
Nucor Corp.	2.7
Vulcan Materials Co.	2.6
Total	56.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915326.101   2573-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026

Fidelity® MSCI Real Estate Index ETF

Fidelity® MSCI Real Estate Index ETF : FREL

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Real Estate Index ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Real Estate Index ETF	$41	0.80%

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	100.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Key Fund Statistics

(as of January 31, 2026)

FUND STATISTICS	Value
Fund Size	$1,374,234,564
Number of Holdings	132
Portfolio Turnover	3%

TOP INDUSTRIES

(% of Fund's Net Assets)

Specialized REITs	32.0
Health Care REITs	14.9
Retail REITs	14.2
Residential REITs	11.4
Industrial REITs	11.3
All Others	16.2

TOP HOLDINGS

(% of Fund's net assets)

Prologis, Inc.	8.2
Welltower, Inc.	7.9
American Tower Corp.	5.7
Equinix, Inc.	4.5
Simon Property Group, Inc.	4.2
Digital Realty Trust, Inc.	3.7
Realty Income Corp.	3.7
CBRE Group, Inc., Class A	3.5
Public Storage	3.0
Crown Castle, Inc.	2.6
Total	47.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915330.101   2735-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026

Fidelity® MSCI Utilities Index ETF

Fidelity® MSCI Utilities Index ETF : FUTY

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Utilities Index ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Utilities Index ETF	$41	0.80%

What did the Fund invest in?

(as of January 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	100.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Key Fund Statistics

(as of January 31, 2026)

FUND STATISTICS	Value
Fund Size	$2,223,529,869
Number of Holdings	65
Portfolio Turnover	2%

TOP INDUSTRIES

(% of Fund's Net Assets)

Electric Utilities	61.6
Multi-Utilities	24.3
Independent Power and Renewable Electricity Producers	6.1
Gas Utilities	4.8
Water Utilities	2.9
All Others	0.3

TOP HOLDINGS

(% of Fund's net assets)

NextEra Energy, Inc.	12.2
Southern Co.	6.6
Duke Energy Corp.	6.4
Constellation Energy Corp.	5.9
American Electric Power Co., Inc.	4.3
Sempra	3.8
Vistra Corp.	3.6
Dominion Energy, Inc.	3.5
Exelon Corp.	3.0
Xcel Energy, Inc.	3.0
Total	52.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915328.101   2575-TSRS-0426

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® MSCI Communication Services Index ETF
Fidelity® MSCI Consumer Discretionary Index ETF
Fidelity® MSCI Consumer Staples Index ETF
Fidelity® MSCI Energy Index ETF
Fidelity® MSCI Financials Index ETF
Fidelity® MSCI Health Care Index ETF
Fidelity® MSCI Industrials Index ETF
Fidelity® MSCI Information Technology Index ETF
Fidelity® MSCI Materials Index ETF
Fidelity® MSCI Real Estate Index ETF
Fidelity® MSCI Utilities Index ETF
Semi-Annual Report
January 31, 2026

Contents
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)	4	Fidelity® MSCI Communication Services Index ETF
	7	Fidelity® MSCI Consumer Discretionary Index ETF
	12	Fidelity® MSCI Consumer Staples Index ETF
	15	Fidelity® MSCI Energy Index ETF
	18	Fidelity® MSCI Financials Index ETF
	24	Fidelity® MSCI Health Care Index ETF
	29	Fidelity® MSCI Industrials Index ETF
	35	Fidelity® MSCI Information Technology Index ETF
	40	Fidelity® MSCI Materials Index ETF
	43	Fidelity® MSCI Real Estate Index ETF
	46	Fidelity® MSCI Utilities Index ETF
	48	Financial Statements
	71	Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	76
Item 9: Proxy Disclosures for Open-End Management Investment Companies	77
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies	78
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	79
To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2026 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
2

Contents
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
3	Semi-Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.5%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 0.0%
Specialized Consumer Services – 0.0%
Liberty Live Holdings, Inc. Class C (a)	8,826	$728,851
DIVERSIFIED TELECOMMUNICATION SERVICES – 13.8%
Alternative Carriers – 2.5%
AST SpaceMobile, Inc. (a)	229,997	25,577,966
Cogent Communications Holdings, Inc.	52,257	1,269,845
Globalstar, Inc. (a)	53,644	3,305,543
Iridium Communications, Inc.	100,900	2,009,928
Liberty Global Ltd. Class C (a)	146,268	1,620,650
Liberty Global Ltd. Class A (a)	175,103	1,941,892
Liberty Latin America Ltd. Class A (a)	31,875	246,075
Liberty Latin America Ltd. Class C (a)	141,261	1,099,011
Lumen Technologies, Inc. (a)	1,030,073	9,085,244
		46,156,154
Integrated Telecommunication Services – 11.3%
AT&T, Inc.	2,806,807	73,566,412
Comcast Corp. Class A	1,788,256	53,200,616
GCI Liberty, Inc. (a)	40,953	0
GCI Liberty, Inc. Class C (a)	34,407	1,272,715
IDT Corp. Class B	22,303	1,084,595
Shenandoah Telecommunications Co.	48,876	580,158
Uniti Group, Inc.	162,708	1,353,731
Verizon Communications, Inc.	1,688,318	75,163,917
		206,222,144
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		252,378,298
ENTERTAINMENT – 20.4%
Interactive Home Entertainment – 5.0%
Electronic Arts, Inc.	172,076	35,089,738
ROBLOX Corp. Class A (a)	368,540	24,235,190
Take-Two Interactive Software, Inc. (a)	140,419	30,934,306
		90,259,234
Movies & Entertainment – 15.4%
AMC Entertainment Holdings, Inc. Class A (a)	537,217	746,732
Atlanta Braves Holdings, Inc. Class C (a)	48,959	1,954,933
Atlanta Braves Holdings, Inc. Class A (a)	7,272	320,113
Cinemark Holdings, Inc.	109,143	2,584,506
IMAX Corp. (a)	48,397	1,689,539
Liberty Media Corp.-Liberty Formula One Class C (a)	224,484	19,534,598
Lionsgate Studios Corp. (a)	214,088	2,020,991

	Shares	Value

Live Nation Entertainment, Inc. (a)	171,264	$24,910,349
Madison Square Garden Entertainment Corp. (a)	40,692	2,517,614
Madison Square Garden Sports Corp. (a)	16,481	4,673,188
Netflix, Inc. (a)	680,540	56,818,285
Roku, Inc. (a)	137,632	13,102,566
Sphere Entertainment Co. (a)	27,056	2,584,119
TKO Group Holdings, Inc.	73,773	14,944,934
Walt Disney Co.	676,054	76,258,891
Warner Bros Discovery, Inc. (a)	2,032,162	55,965,741
		280,627,099
TOTAL ENTERTAINMENT		370,886,333
INTERACTIVE MEDIA & SERVICES – 52.4%
Interactive Media & Services – 52.4%
Alphabet, Inc. Class C	523,217	177,124,651
Alphabet, Inc. Class A	772,441	261,085,058
Angi, Inc. (a)	39,323	510,413
Bumble, Inc. Class A (a)	96,401	322,943
Cargurus, Inc. (a)	90,131	2,920,244
Cars.com, Inc. (a)	61,120	694,323
EverQuote, Inc. Class A (a)	31,027	704,313
fuboTV, Inc. Class A (a)	358,617	799,716
Grindr, Inc. (a)	40,173	454,758
IAC, Inc. (a)	74,895	2,767,370
Match Group, Inc.	241,544	7,524,096
MediaAlpha, Inc. Class A (a)	30,173	308,670
Meta Platforms, Inc. Class A	622,082	445,721,753
Nextdoor Holdings, Inc. (a)	232,503	455,706
Pinterest, Inc. Class A (a)	633,977	14,029,911
QuinStreet, Inc. (a)	57,167	759,749
Reddit, Inc. Class A (a)	106,774	19,248,149
Rumble, Inc. (a)	78,889	448,878
Shutterstock, Inc.	26,001	516,120
Snap, Inc. Class A (a)	1,137,777	7,884,795
Taboola.com Ltd. (a)	152,464	609,856
TripAdvisor, Inc. (a)	104,751	1,392,141
Trump Media & Technology Group Corp. (a)	175,330	2,240,717
Yelp, Inc. (a)	63,358	1,734,742
Ziff Davis, Inc. (a)	43,385	1,658,175
ZoomInfo Technologies, Inc. (a)	285,641	2,299,410
TOTAL INTERACTIVE MEDIA & SERVICES		954,216,657
MEDIA – 9.0%
Advertising – 2.6%
Clear Channel Outdoor Holdings, Inc. (a)	264,811	553,455
DoubleVerify Holdings, Inc. (a)	147,315	1,593,948
Ibotta, Inc. Class A (a)	15,869	327,854

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	4

Common Stocks – continued
	Shares	Value
MEDIA – continued
Advertising – continued
Magnite, Inc. (a)	150,362	$2,175,738
NIQ Global Intelligence PLC (a)	61,789	1,049,795
Omnicom Group, Inc.	337,835	26,026,809
Stagwell, Inc. (a)	121,938	732,847
Trade Desk, Inc. Class A (a)	470,921	14,283,034
		46,743,480
Broadcasting – 2.2%
Fox Corp. Class A	221,852	16,146,388
Fox Corp. Class B	161,805	10,609,554
Nexstar Media Group, Inc.	30,432	6,463,148
Paramount Skydance Corp. Class B	336,379	3,770,809
Sinclair, Inc.	38,418	557,445
TEGNA, Inc.	169,618	3,249,881
		40,797,225
Cable & Satellite – 2.8%
Cable One, Inc.	5,024	406,894
Charter Communications, Inc. Class A (a)	93,841	19,342,507
EchoStar Corp. Class A (a)	148,706	16,836,493
Liberty Broadband Corp. Class A (a)	17,193	825,608
Liberty Broadband Corp. Class C (a)	125,326	6,029,434
Optimum Communications, Inc. Class A (a)	252,008	385,572
Sirius XM Holdings, Inc.	195,038	3,969,023
Versant Media Group, Inc. (a)	74,972	2,442,588
		50,238,119
Publishing – 1.4%
John Wiley & Sons, Inc. Class A	44,750	1,397,543
New York Times Co. Class A	162,659	11,924,531
News Corp. Class A	397,336	10,739,992

	Shares	Value

Scholastic Corp.	21,635	$756,576
USA TODAY Co., Inc. (a)	145,876	863,586
		25,682,228
TOTAL MEDIA		163,461,052
WIRELESS TELECOMMUNICATION SERVICES – 2.9%
Wireless Telecommunication Services – 2.9%
Array Digital Infrastructure, Inc.	16,760	807,664
Gogo, Inc. (a)	77,020	353,522
Telephone & Data Systems, Inc.	108,446	4,894,168
T-Mobile U.S., Inc.	240,777	47,483,632
TOTAL WIRELESS TELECOMMUNICATION SERVICES		53,538,986
TOTAL COMMON STOCKS (Cost $1,312,310,004)		1,795,210,177
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.59% (b) (Cost $1,520,000)	1,520,000	1,520,000
TOTAL INVESTMENT IN SECURITIES – 98.6% (Cost $1,313,830,004)		1,796,730,177
NET OTHER ASSETS (LIABILITIES) – 1.4%		25,519,077
NET ASSETS – 100.0%		$1,822,249,254

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Communication Service Select Sector Index Contracts (United States)	174	March 2026	$27,411,525	$213,377	$213,377
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
See accompanying notes which are an integral part of the financial statements.
5	Semi-Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,795,210,177	$1,795,210,177	$—	$—
Money Market Funds	1,520,000	1,520,000	—	—
Total Investments in Securities:	$1,796,730,177	$1,796,730,177	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$213,377	$213,377	$—	$—
Total Assets	$213,377	$213,377	$—	$—
Total Derivative Instruments:	$213,377	$213,377	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$213,377	$0
Total Equity Risk	213,377	0
Total Value of Derivatives	$213,377	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	6

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
AUTOMOBILE COMPONENTS – 2.2%
Automotive Parts & Equipment – 2.1%
Adient PLC (a)	64,085	$1,332,968
Aptiv PLC (a)	69,531	5,266,973
Autoliv, Inc.	26,523	3,215,648
BorgWarner, Inc.	76,609	3,632,033
Dana, Inc.	66,444	1,920,232
Dorman Products, Inc. (a)	13,528	1,680,178
Fox Factory Holding Corp. (a)	43,688	803,859
Garrett Motion, Inc.	88,147	1,590,172
Gentex Corp.	96,468	2,219,729
Gentherm, Inc. (a)	31,892	1,019,268
LCI Industries	13,022	1,910,197
Lear Corp.	21,755	2,547,293
Mobileye Global, Inc. Class A (a)	116,672	1,047,715
Patrick Industries, Inc.	15,513	1,957,275
Phinia, Inc.	23,777	1,692,209
QuantumScape Corp. (a)	199,445	1,765,088
Solid Power, Inc. (a)	169,725	760,368
Standard Motor Products, Inc.	20,711	826,990
Visteon Corp.	15,814	1,436,860
XPEL, Inc. (a)	24,056	1,239,125
		37,864,180
Tires & Rubber – 0.1%
Goodyear Tire & Rubber Co. (a)	173,561	1,633,209
TOTAL AUTOMOBILE COMPONENTS		39,497,389
AUTOMOBILES – 19.7%
Automobile Manufacturers – 19.6%
Ford Motor Co.	1,093,992	15,184,609
General Motors Co.	264,127	22,186,668
Lucid Group, Inc. (a)	92,049	1,018,982
Rivian Automotive, Inc. Class A (a)	261,641	3,859,205
Tesla, Inc. (a)	732,318	315,196,990
Thor Industries, Inc.	21,325	2,385,628
Winnebago Industries, Inc.	27,190	1,248,293
		361,080,375
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.	67,033	1,327,254
TOTAL AUTOMOBILES		362,407,629
BROADLINE RETAIL – 25.7%
Broadline Retail – 25.7%
Amazon.com, Inc. (a)	1,775,757	424,938,650
Dillard's, Inc. Class A	2,264	1,375,516
eBay, Inc.	131,196	11,967,699
Etsy, Inc. (a)	38,987	2,064,751
Groupon, Inc. (a)	28,160	398,464
Kohl's Corp.	79,697	1,392,307
Macy's, Inc.	113,930	2,280,879
MercadoLibre, Inc. (a)	12,395	26,621,857

	Shares	Value

Ollie's Bargain Outlet Holdings, Inc. (a)	23,262	$2,566,031
Savers Value Village, Inc. (a)	40,625	420,875
TOTAL BROADLINE RETAIL		474,027,029
DISTRIBUTORS – 0.8%
Distributors – 0.8%
Genuine Parts Co.	43,654	6,067,470
GigaCloud Technology, Inc. Class A (a)	26,211	1,046,605
Gold.com, Inc.	19,538	1,013,045
LKQ Corp.	95,985	3,153,107
Pool Corp.	12,381	3,145,888
TOTAL DISTRIBUTORS		14,426,115
DIVERSIFIED CONSUMER SERVICES – 1.8%
Education Services – 1.1%
Adtalem Global Education, Inc. (a)	17,331	1,794,625
Bright Horizons Family Solutions, Inc. (a)	24,169	2,238,774
Coursera, Inc. (a)	144,424	875,209
Duolingo, Inc. (a)	14,413	1,932,207
Graham Holdings Co. Class B	1,658	1,934,273
Grand Canyon Education, Inc. (a)	12,552	2,182,040
KinderCare Learning Cos., Inc. (a)	37,029	172,925
Laureate Education, Inc. (a)	59,364	2,036,185
Perdoceo Education Corp.	45,850	1,468,576
Strategic Education, Inc.	17,194	1,461,834
Stride, Inc. (a)	24,675	2,087,505
Udemy, Inc. (a)	85,660	412,025
Universal Technical Institute, Inc. (a)	45,222	1,258,528
		19,854,706
Specialized Consumer Services – 0.7%
ADT, Inc.	253,785	2,030,280
Driven Brands Holdings, Inc. (a)	69,579	1,081,953
Frontdoor, Inc. (a)	34,921	2,064,180
H&R Block, Inc.	53,655	2,116,690
Liberty Live Holdings, Inc. Class C (a)	481	39,721
Liberty Live Holdings, Inc. Class A (a)	488	39,255
Matthews International Corp. Class A	30,832	810,573
Mister Car Wash, Inc. (a)	102,050	566,378
OneSpaWorld Holdings Ltd.	70,073	1,376,934
Service Corp. International	48,256	3,881,230
		14,007,194
TOTAL DIVERSIFIED CONSUMER SERVICES		33,861,900

See accompanying notes which are an integral part of the financial statements.
7	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – 20.8%
Casinos & Gaming – 2.0%
Accel Entertainment, Inc. (a)	62,020	$701,446
Boyd Gaming Corp.	25,498	2,155,601
Caesars Entertainment, Inc. (a)	92,239	1,909,347
Churchill Downs, Inc.	25,478	2,506,016
DraftKings, Inc. Class A (a)	146,176	4,021,302
Flutter Entertainment PLC (a)	48,953	8,084,588
Golden Entertainment, Inc.	19,485	524,536
Las Vegas Sands Corp.	97,460	5,139,066
MGM Resorts International (a)	80,877	2,712,615
Monarch Casino & Resort, Inc.	13,040	1,193,551
Penn Entertainment, Inc. (a)	97,011	1,245,621
Red Rock Resorts, Inc. Class A	28,221	1,781,592
Rush Street Interactive, Inc. (a)	73,622	1,300,901
Sharplink Gaming, Inc. (a)	29,755	264,224
Wynn Resorts Ltd.	30,234	3,248,643
		36,789,049
Hotels, Resorts & Cruise Lines – 8.6%
Airbnb, Inc. Class A (a)	120,343	15,568,774
Booking Holdings, Inc.	8,773	43,881,142
Carnival Corp. (a)	308,908	9,273,418
Choice Hotels International, Inc.	16,108	1,655,902
Expedia Group, Inc.	34,681	9,184,916
Global Business Travel Group I (a)	110,711	758,370
Hilton Grand Vacations, Inc. (a)	36,648	1,653,191
Hilton Worldwide Holdings, Inc.	65,493	19,550,315
Hyatt Hotels Corp. Class A	16,853	2,635,304
Lindblad Expeditions Holdings, Inc. (a)	40,104	668,534
Marriott International, Inc. Class A	64,072	20,201,902
Marriott Vacations Worldwide Corp.	23,605	1,281,988
Norwegian Cruise Line Holdings Ltd. (a)	164,466	3,611,673
Royal Caribbean Cruises Ltd.	71,123	23,090,082
Sabre Corp. (a)	397,255	516,432
Target Hospitality Corp. (a)	37,688	259,670
Travel & Leisure Co.	30,237	2,102,681
Wyndham Hotels & Resorts, Inc.	31,972	2,327,242
		158,221,536
Leisure Facilities – 0.6%
Dave & Buster's Entertainment, Inc. (a)	28,952	543,429
Life Time Group Holdings, Inc. (a)	71,895	2,097,177
Planet Fitness, Inc. Class A (a)	30,869	2,810,314
Pursuit Attractions & Hospitality, Inc. (a)	22,177	770,207
Six Flags Entertainment Corp. (a)	81,176	1,461,980
United Parks & Resorts, Inc. (a)	28,746	1,082,287

	Shares	Value

Vail Resorts, Inc.	15,553	$2,069,638
		10,835,032
Restaurants – 9.6%
Aramark	92,745	3,569,755
BJ's Restaurants, Inc. (a)	18,548	775,677
Bloomin' Brands, Inc.	80,154	480,924
Brinker International, Inc. (a)	17,480	2,756,946
Cava Group, Inc. (a)	37,781	2,290,284
Cheesecake Factory, Inc.	28,333	1,642,181
Chipotle Mexican Grill, Inc. (a)	378,818	14,724,656
Cracker Barrel Old Country Store, Inc.	22,100	665,652
Darden Restaurants, Inc.	35,195	7,016,123
Domino's Pizza, Inc.	10,694	4,388,069
DoorDash, Inc. Class A (a)	104,842	21,452,770
Dutch Bros, Inc. Class A (a)	48,466	2,636,066
First Watch Restaurant Group, Inc. (a)	57,399	917,810
Krispy Kreme, Inc.	98,372	309,872
Kura Sushi USA, Inc. Class A (a)	7,008	468,204
McDonald's Corp.	191,825	60,424,875
Papa John's International, Inc.	31,328	1,101,806
Serve Robotics, Inc. (a)	59,097	616,382
Shake Shack, Inc. Class A (a)	19,485	1,725,786
Starbucks Corp.	308,395	28,356,920
Sweetgreen, Inc. Class A (a)	111,170	682,584
Texas Roadhouse, Inc.	22,293	4,009,619
Wendy's Co.	148,639	1,157,898
Wingstop, Inc.	10,773	2,859,477
Yum! Brands, Inc.	78,871	12,264,441
		177,294,777
TOTAL HOTELS, RESTAURANTS & LEISURE		383,140,394
HOUSEHOLD DURABLES – 4.8%
Consumer Electronics – 0.6%
Garmin Ltd.	47,585	9,595,039
Sonos, Inc. (a)	82,803	1,188,223
		10,783,262
Home Furnishings – 0.6%
Ethan Allen Interiors, Inc.	25,283	579,739
La-Z-Boy, Inc.	34,704	1,263,573
Leggett & Platt, Inc.	110,945	1,294,728
Mohawk Industries, Inc. (a)	21,599	2,556,890
Somnigroup International, Inc.	62,247	5,468,399
		11,163,329
Homebuilding – 3.4%
Beazer Homes USA, Inc. (a)	29,370	633,511
Cavco Industries, Inc. (a)	3,429	1,687,137
Century Communities, Inc.	20,823	1,311,433
Champion Homes, Inc. (a)	23,905	1,873,674
DR Horton, Inc.	77,079	11,472,438

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	8

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
Dream Finders Homes, Inc. Class A (a)	29,951	$550,799
Green Brick Partners, Inc. (a)	21,541	1,494,730
Hovnanian Enterprises, Inc. Class A (a)	4,789	539,481
Installed Building Products, Inc.	9,191	2,648,295
KB Home	32,084	1,846,113
Legacy Housing Corp. (a)	12,672	262,944
Lennar Corp. Class A	64,275	7,028,471
LGI Homes, Inc. (a)	21,694	1,087,086
M/I Homes, Inc. (a)	13,762	1,839,979
Meritage Homes Corp.	31,060	2,158,981
NVR, Inc. (a)	844	6,444,556
PulteGroup, Inc.	59,486	7,441,104
Taylor Morrison Home Corp. (a)	40,635	2,476,703
Toll Brothers, Inc.	31,856	4,602,874
TopBuild Corp. (a)	9,347	4,374,863
Tri Pointe Homes, Inc. (a)	49,626	1,655,027
		63,430,199
Household Appliances – 0.1%
Cricut, Inc. Class A	51,472	230,080
Whirlpool Corp.	25,391	2,031,026
		2,261,106
Housewares & Specialties – 0.1%
Newell Brands, Inc.	326,864	1,389,172
TOTAL HOUSEHOLD DURABLES		89,027,068
LEISURE PRODUCTS – 1.0%
Leisure Products – 1.0%
Acushnet Holdings Corp.	17,831	1,728,537
Brunswick Corp.	28,029	2,248,486
Callaway Golf Co. (a)	98,546	1,414,135
Hasbro, Inc.	45,998	4,108,081
Latham Group, Inc. (a)	48,754	306,663
Malibu Boats, Inc. Class A (a)	20,096	653,120
Mattel, Inc. (a)	129,467	2,704,566
Peloton Interactive, Inc. Class A (a)	227,015	1,269,014
Polaris, Inc.	27,485	1,754,642
Sturm Ruger & Co., Inc.	15,247	559,413
YETI Holdings, Inc. (a)	40,404	1,846,867
TOTAL LEISURE PRODUCTS		18,593,524
SPECIALTY RETAIL – 19.5%
Apparel Retail – 4.6%
Abercrombie & Fitch Co. Class A (a)	21,523	2,101,290
American Eagle Outfitters, Inc.	78,355	1,826,455
Boot Barn Holdings, Inc. (a)	12,763	2,277,940
Buckle, Inc.	24,514	1,159,512

	Shares	Value

Burlington Stores, Inc. (a)	19,681	$5,822,821
Gap, Inc.	98,624	2,759,500
RealReal, Inc. (a)	82,909	1,216,275
Revolve Group, Inc. (a)	41,687	1,152,646
Ross Stores, Inc.	91,020	17,170,923
Shoe Carnival, Inc.	18,631	355,107
ThredUp, Inc. Class A (a)	101,476	515,498
TJX Cos., Inc.	300,880	45,074,833
Urban Outfitters, Inc. (a)	28,413	2,013,061
Victoria's Secret & Co. (a)	33,781	1,841,402
		85,287,263
Automotive Retail – 4.2%
Advance Auto Parts, Inc.	33,880	1,626,579
Asbury Automotive Group, Inc. (a)	8,671	2,033,436
AutoNation, Inc. (a)	11,727	2,403,801
AutoZone, Inc. (a)	4,630	17,150,863
Camping World Holdings, Inc. Class A	62,234	820,866
CarMax, Inc. (a)	58,121	2,588,709
Carvana Co. (a)	36,835	14,774,887
Group 1 Automotive, Inc.	5,697	2,018,219
Lithia Motors, Inc.	9,584	3,099,849
Murphy USA, Inc.	6,968	2,944,050
O'Reilly Automotive, Inc. (a)	234,503	23,077,440
Penske Automotive Group, Inc.	10,804	1,693,959
Sonic Automotive, Inc. Class A	15,031	901,259
Valvoline, Inc. (a)	60,554	1,981,327
		77,115,244
Computer & Electronics Retail – 0.4%
Best Buy Co., Inc.	64,138	4,175,384
GameStop Corp. Class A (a)	154,752	3,695,478
		7,870,862
Home Improvement Retail – 7.4%
Floor & Decor Holdings, Inc. Class A (a)	41,127	2,712,737
Home Depot, Inc.	246,987	92,518,860
Lowe's Cos., Inc.	152,070	40,611,814
		135,843,411
Homefurnishing Retail – 0.7%
Arhaus, Inc. (a)	52,884	538,359
RH (a)	8,125	1,615,494
Wayfair, Inc. Class A (a)	34,875	3,609,213
Williams-Sonoma, Inc.	36,709	7,512,497
		13,275,563
Other Specialty Retail – 2.2%
Academy Sports & Outdoors, Inc.	33,847	1,861,923
Bath & Body Works, Inc.	95,348	2,078,586
Chewy, Inc. Class A (a)	86,771	2,525,904
Dick's Sporting Goods, Inc.	21,911	4,426,022
Five Below, Inc. (a)	19,381	3,714,175
MarineMax, Inc. (a)	20,273	547,979
See accompanying notes which are an integral part of the financial statements.
9	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Other Specialty Retail – continued
National Vision Holdings, Inc. (a)	53,436	$1,408,039
Petco Health & Wellness Co., Inc. (a)	104,532	281,191
Sally Beauty Holdings, Inc. (a)	82,953	1,262,545
Signet Jewelers Ltd.	19,296	1,780,442
Tractor Supply Co.	155,576	7,915,707
Ulta Beauty, Inc. (a)	13,235	8,567,809
Upbound Group, Inc.	54,462	1,029,332
Warby Parker, Inc. Class A (a)	57,701	1,471,952
Winmark Corp.	2,885	1,300,241
		40,171,847
TOTAL SPECIALTY RETAIL		359,564,190
TEXTILES, APPAREL & LUXURY GOODS – 3.6%
Apparel, Accessories & Luxury Goods – 1.9%
Capri Holdings Ltd. (a)	68,807	1,552,974
Carter's, Inc.	35,500	1,228,655
Columbia Sportswear Co.	24,663	1,363,371
Figs, Inc. Class A (a)	97,373	1,052,602
G-III Apparel Group Ltd.	39,729	1,166,046
Kontoor Brands, Inc.	26,570	1,587,026
Levi Strauss & Co. Class A	68,310	1,358,003
Lululemon Athletica, Inc. (a)	33,393	5,827,078
Oxford Industries, Inc.	14,791	545,048
PVH Corp.	24,212	1,509,860
Ralph Lauren Corp.	12,786	4,518,700
Tapestry, Inc.	62,481	7,929,464
Under Armour, Inc. Class A (a)	197,480	1,218,452
Under Armour, Inc. Class C (a)	129,071	783,461

	Shares	Value

VF Corp.	136,847	$2,680,833
		34,321,573
Footwear – 1.7%
Crocs, Inc. (a)	25,548	2,143,988
Deckers Outdoor Corp. (a)	48,622	5,802,550
NIKE, Inc. Class B	325,903	20,144,064
Steven Madden Ltd.	39,698	1,741,948
Wolverine World Wide, Inc.	70,841	1,255,303
		31,087,853
TOTAL TEXTILES, APPAREL & LUXURY GOODS		65,409,426
TOTAL COMMON STOCKS (Cost $1,443,939,299)		1,839,954,664
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.59% (b) (Cost $2,070,000)	2,070,000	2,070,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,446,009,299)		1,842,024,664
NET OTHER ASSETS (LIABILITIES) – 0.0%		553,108
NET ASSETS – 100.0%		$1,842,577,772

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	9	March 2026	2,213,460	$ (7,551)	$ (7,551)
CME E-mini Russell 2000 Index Contracts (United States)	2	March 2026	262,460	1,107	1,107
Total Equity Index Contracts					$(6,444)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	10

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,839,954,664	$1,839,954,664	$—	$—
Money Market Funds	2,070,000	2,070,000	—	—
Total Investments in Securities:	$1,842,024,664	$1,842,024,664	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$1,107	$1,107	$—	$—
Total Assets	$1,107	$1,107	$—	$—
Liabilities
Futures Contracts	$(7,551)	$(7,551)	$—	$—
Total Liabilities	$(7,551)	$(7,551)	$—	$—
Total Derivative Instruments:	$(6,444)	$(6,444)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$1,107	$(7,551)
Total Equity Risk	1,107	(7,551)
Total Value of Derivatives	$1,107	$(7,551)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
11	Semi-Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
BEVERAGES – 19.3%
Brewers – 0.6%
Boston Beer Co., Inc. Class A (a)	12,791	$2,732,413
Molson Coors Beverage Co. Class B	116,022	5,573,697
		8,306,110
Distillers & Vintners – 1.2%
Brown-Forman Corp. Class B	148,589	4,066,881
Constellation Brands, Inc. Class A	79,336	12,431,951
MGP Ingredients, Inc.	26,279	654,610
		17,153,442
Soft Drinks & Non-alcoholic Beverages – 17.5%
Celsius Holdings, Inc. (a)	108,855	5,712,710
Coca-Cola Co.	1,526,944	114,230,681
Coca-Cola Consolidated, Inc.	34,520	5,249,111
Keurig Dr. Pepper, Inc.	634,327	17,405,933
Monster Beverage Corp. (a)	347,452	28,060,224
National Beverage Corp. (a)	49,465	1,685,767
PepsiCo, Inc.	418,389	64,277,102
Primo Brands Corp.	221,071	4,187,085
Vita Coco Co., Inc. (a)	63,650	3,395,727
		244,204,340
TOTAL BEVERAGES		269,663,892
CONSUMER STAPLES DISTRIBUTION & RETAIL – 38.3%
Consumer Staples Merchandise Retail – 31.2%
BJ's Wholesale Club Holdings, Inc. (a)	78,016	7,211,799
Costco Wholesale Corp.	174,503	164,076,446
Dollar General Corp.	114,168	16,375,117
Dollar Tree, Inc. (a)	102,419	12,043,450
PriceSmart, Inc.	27,152	3,861,286
Target Corp.	219,296	23,129,149
Walmart, Inc.	1,754,487	209,029,581
		435,726,828
Food Distributors – 3.4%
Andersons, Inc.	56,410	3,496,856
Chefs' Warehouse, Inc. (a)	45,968	2,891,387
Performance Food Group Co. (a)	88,318	8,429,953
Sysco Corp.	234,753	19,684,039
U.S. Foods Holding Corp. (a)	123,970	10,366,372
United Natural Foods, Inc. (a)	81,587	3,037,484
		47,906,091
Food Retail – 3.7%
Albertsons Cos., Inc. Class A	268,503	4,470,575
Casey's General Stores, Inc.	19,770	11,990,505
Grocery Outlet Holding Corp. (a)	172,787	1,646,660
Ingles Markets, Inc. Class A	25,442	1,904,588
Kroger Co.	305,448	19,197,407
Maplebear, Inc. (a)	123,525	4,590,189
Natural Grocers by Vitamin Cottage, Inc.	16,412	448,376

	Shares	Value

Sprouts Farmers Market, Inc. (a)	68,574	$4,862,582
Weis Markets, Inc.	23,848	1,696,785
		50,807,667
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		534,440,586
FOOD PRODUCTS – 14.1%
Agricultural Products & Services – 2.8%
Archer-Daniels-Midland Co.	242,556	16,326,444
Bunge Global SA	80,517	9,169,276
Darling Ingredients, Inc. (a)	122,700	5,602,482
Fresh Del Monte Produce, Inc.	68,143	2,702,551
Ingredion, Inc.	45,057	5,321,232
		39,121,985
Packaged Foods & Meats – 11.3%
Cal-Maine Foods, Inc.	43,248	3,612,505
Campbell's Co.	155,390	4,347,812
Conagra Brands, Inc.	318,494	5,895,324
Flowers Foods, Inc.	257,207	2,939,876
Freshpet, Inc. (a)	54,323	3,786,313
General Mills, Inc.	275,777	12,757,444
Hershey Co.	75,270	14,658,832
Hormel Foods Corp.	215,365	5,300,133
J&J Snack Foods Corp.	27,273	2,590,935
J.M. Smucker Co.	64,855	6,800,695
John B Sanfilippo & Son, Inc.	15,792	1,277,573
Kraft Heinz Co.	467,632	11,101,584
Lamb Weston Holdings, Inc.	100,924	4,635,439
Marzetti Co.	20,101	3,448,729
McCormick & Co., Inc.	138,951	8,591,340
Mission Produce, Inc. (a)	81,045	1,090,866
Mondelez International, Inc. Class A	599,786	35,069,487
Pilgrim's Pride Corp.	69,105	2,997,084
Post Holdings, Inc. (a)	38,060	3,893,919
Seaboard Corp.	506	2,571,634
Seneca Foods Corp. Class A (a)	7,969	950,941
Simply Good Foods Co. (a)	135,535	2,543,992
Tootsie Roll Industries, Inc.	33,136	1,255,192
TreeHouse Foods, Inc. (a)	80,047	1,972,358
Tyson Foods, Inc. Class A	159,310	10,407,722
Utz Brands, Inc.	129,055	1,360,240
Vital Farms, Inc. (a)	62,562	1,779,889
		157,637,858
TOTAL FOOD PRODUCTS		196,759,843
HOUSEHOLD PRODUCTS – 15.8%
Household Products – 15.8%
Central Garden & Pet Co. Class A (a)	87,375	2,679,791
Central Garden & Pet Co. (a)	15,137	512,085
Church & Dwight Co., Inc.	128,361	12,354,746

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	12

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
Clorox Co.	70,968	$8,004,481
Colgate-Palmolive Co.	360,167	32,519,478
Energizer Holdings, Inc.	107,659	2,350,196
Kimberly-Clark Corp.	163,798	16,378,162
Oil-Dri Corp. of America	16,546	1,001,860
Procter & Gamble Co.	896,431	136,051,333
Reynolds Consumer Products, Inc.	105,075	2,434,588
Spectrum Brands Holdings, Inc.	40,283	2,566,430
WD-40 Co.	15,052	3,480,474
TOTAL HOUSEHOLD PRODUCTS		220,333,624
LIFE SCIENCES TOOLS & SERVICES – 0.0%
Life Sciences Tools & Services – 0.0%
Niagen Bioscience, Inc. (a)	97,471	583,851
PERSONAL CARE PRODUCTS – 3.5%
Personal Care Products – 3.5%
BellRing Brands, Inc. (a)	125,001	3,108,775
Coty, Inc. Class A (a)	689,035	2,184,241
Edgewell Personal Care Co.	77,760	1,513,210
elf Beauty, Inc. (a)	48,582	4,128,984
Estee Lauder Cos., Inc. Class A	122,975	14,176,558
Herbalife Ltd. (a)	180,613	3,113,768
Interparfums, Inc.	29,135	2,842,702
Kenvue, Inc.	951,919	16,563,390
Olaplex Holdings, Inc. (a)	290,636	459,205
TOTAL PERSONAL CARE PRODUCTS		48,090,833

	Shares	Value
TOBACCO – 8.6%
Tobacco – 8.6%
Altria Group, Inc.	768,804	$47,658,160
Philip Morris International, Inc.	369,605	66,321,921
Turning Point Brands, Inc.	26,185	3,172,313
Universal Corp.	43,566	2,465,400
TOTAL TOBACCO		119,617,794
TOTAL COMMON STOCKS (Cost $1,173,464,132)		1,389,490,423
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.59% (b) (Cost $3,150,000)	3,150,000	3,150,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $1,176,614,132)		1,392,640,423
NET OTHER ASSETS (LIABILITIES) – 0.2%		2,275,180
NET ASSETS – 100.0%		$1,394,915,603

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	61	March 2026	5,156,940	$ 214,628	$ 214,628
CME E-mini Russell 2000 Index Contracts (United States)	1	March 2026	131,230	(4,324)	(4,324)
Total Equity Index Contracts					$210,304
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
See accompanying notes which are an integral part of the financial statements.
13	Semi-Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,389,490,423	$1,389,490,423	$—	$—
Money Market Funds	3,150,000	3,150,000	—	—
Total Investments in Securities:	$1,392,640,423	$1,392,640,423	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$214,628	$214,628	$—	$—
Total Assets	$214,628	$214,628	$—	$—
Liabilities
Futures Contracts	$(4,324)	$(4,324)	$—	$—
Total Liabilities	$(4,324)	$(4,324)	$—	$—
Total Derivative Instruments:	$210,304	$210,304	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$214,628	$(4,324)
Total Equity Risk	214,628	(4,324)
Total Value of Derivatives	$214,628	$(4,324)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	14

Fidelity® MSCI Energy Index ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 12.2%
Oil & Gas Drilling – 1.3%
Helmerich & Payne, Inc.	84,117	$2,849,884
Nabors Industries Ltd. (a)	15,787	1,055,203
Noble Corp. PLC	100,063	3,564,244
Patterson-UTI Energy, Inc.	311,972	2,349,149
Seadrill Ltd. (a)	53,590	2,062,143
Transocean Ltd. (a)	774,432	3,848,927
Valaris Ltd. (a)	50,708	2,927,373
		18,656,923
Oil & Gas Equipment & Services – 10.9%
Archrock, Inc.	130,213	3,853,003
Atlas Energy Solutions, Inc.	68,031	793,922
Baker Hughes Co.	680,277	38,122,723
Bristow Group, Inc. (a)	15,080	662,917
Cactus, Inc. Class A	55,992	3,148,430
Core Laboratories, Inc.	59,626	1,165,092
Expro Group Holdings NV (a)	97,179	1,555,836
Halliburton Co.	599,086	20,081,363
Helix Energy Solutions Group, Inc. (a)	159,250	1,264,445
Innovex International, Inc. (a)	45,753	1,136,962
Kodiak Gas Services, Inc.	72,308	3,037,659
Liberty Energy, Inc.	128,825	3,175,536
NOV, Inc.	283,181	5,196,371
Oceaneering International, Inc. (a)	85,506	2,573,731
ProPetro Holding Corp. (a)	111,811	1,284,708
RPC, Inc.	140,028	931,186
Select Water Solutions, Inc.	101,001	1,221,102
SLB Ltd.	1,029,402	49,802,469
Solaris Energy Infrastructure, Inc.	34,565	1,907,642
TechnipFMC PLC	294,880	16,430,714
TETRA Technologies, Inc. (a)	115,172	1,312,961
Tidewater, Inc. (a)	16,380	1,023,586
Weatherford International PLC	54,973	5,171,860
		164,854,218
TOTAL ENERGY EQUIPMENT & SERVICES		183,511,141
OIL, GAS & CONSUMABLE FUELS – 87.5%
Coal & Consumable Fuels – 1.1%
Centrus Energy Corp. Class A (a)	12,714	3,538,052
Core Natural Resources, Inc.	40,855	3,896,750
Peabody Energy Corp.	97,509	3,438,167
Uranium Energy Corp. (a)	346,889	5,980,366
		16,853,335
Integrated Oil & Gas – 40.9%
Chevron Corp.	1,331,773	235,590,644
Exxon Mobil Corp.	2,528,439	357,521,274
Occidental Petroleum Corp.	510,584	23,175,408
		616,287,326

	Shares	Value

Oil & Gas Exploration & Production – 21.8%
Antero Resources Corp. (a)	212,817	$7,740,154
APA Corp.	262,810	6,940,812
BKV Corp. (a)	28,878	859,120
California Resources Corp.	54,977	2,941,269
Chord Energy Corp.	43,972	4,407,753
CNX Resources Corp. (a)	111,048	4,308,662
Comstock Resources, Inc. (a)	82,353	2,005,296
ConocoPhillips	860,646	89,705,133
Coterra Energy, Inc.	534,905	15,432,009
Crescent Energy Co. Class A	267,352	2,612,029
Devon Energy Corp.	427,202	17,177,792
Diamondback Energy, Inc.	131,605	21,576,640
EOG Resources, Inc.	374,327	41,973,287
EQT Corp.	428,219	24,721,083
Expand Energy Corp.	163,893	18,423,212
Granite Ridge Resources, Inc.	118,861	596,682
Gulfport Energy Corp. (a)	13,056	2,665,644
Kimbell Royalty Partners LP	91,255	1,225,555
Kosmos Energy Ltd. (a)	589,774	931,843
Magnolia Oil & Gas Corp. Class A	138,224	3,526,094
Matador Resources Co.	90,920	4,113,221
Murphy Oil Corp.	106,731	3,211,536
Northern Oil & Gas, Inc.	82,132	2,053,300
Ovintiv, Inc.	187,176	8,136,541
Permian Resources Corp.	497,582	8,025,998
Range Resources Corp.	173,616	6,571,366
Riley Exploration Permian, Inc.	22,488	630,788
Sable Offshore Corp. (a)	126,310	1,222,681
SM Energy Co.	195,809	3,812,401
Talos Energy, Inc. (a)	132,746	1,582,332
Texas Pacific Land Corp.	41,050	14,300,178
Viper Energy, Inc. Class A	126,249	5,345,383
Vitesse Energy, Inc.	38,697	811,089
		329,586,883
Oil & Gas Refining & Marketing – 8.9%
Calumet, Inc. (a)	69,282	1,552,610
CVR Energy, Inc. (a)	36,071	820,255
Delek U.S. Holdings, Inc.	52,734	1,556,180
HF Sinclair Corp.	116,294	6,046,125
Marathon Petroleum Corp.	210,558	37,098,214
Par Pacific Holdings, Inc. (a)	45,929	1,733,360
PBF Energy, Inc. Class A	71,614	2,396,204
Phillips 66	279,475	40,121,431
REX American Resources Corp. (a)	34,081	1,152,279
Sunococorp LLC (a)	32,572	1,746,511
Valero Energy Corp.	214,929	38,994,568
World Kinect Corp.	54,457	1,465,438
		134,683,175
Oil & Gas Storage & Transportation – 14.8%
Antero Midstream Corp.	267,006	5,025,053

See accompanying notes which are an integral part of the financial statements.
15	Semi-Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Storage & Transportation – continued
Cheniere Energy, Inc.	152,380	$32,231,417
Dorian LPG Ltd.	41,738	1,232,523
DT Midstream, Inc.	72,680	9,159,133
Excelerate Energy, Inc. Class A	32,626	1,218,581
Hess Midstream LP Class A	96,480	3,422,146
International Seaways, Inc.	36,695	2,188,857
Kinder Morgan, Inc.	1,371,941	41,830,481
Kinetik Holdings, Inc.	41,812	1,710,529
New Fortress Energy, Inc. (a)	333,120	443,050
NextDecade Corp. (a)	149,831	792,606
ONEOK, Inc.	431,797	34,194,004
Plains GP Holdings LP Class A (a)	157,220	3,219,866
Targa Resources Corp.	149,761	30,098,966
Williams Cos., Inc.	835,214	56,176,494
		222,943,706
TOTAL OIL, GAS & CONSUMABLE FUELS		1,320,354,425
TOTAL COMMON STOCKS (Cost $1,214,875,762)		1,503,865,566
Money Market Fund – 0.3%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.59% (b) (Cost $3,750,000)	3,750,000	$3,750,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,218,625,762)		1,507,615,566
NET OTHER ASSETS (LIABILITIES) – 0.0%		628,916
NET ASSETS – 100.0%		$1,508,244,482

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Energy Select Sector Index Contracts (United States)	37	March 2026	$3,968,250	$393,581	$393,581
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	16

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,503,865,566	$1,503,865,566	$—	$—
Money Market Funds	3,750,000	3,750,000	—	—
Total Investments in Securities:	$1,507,615,566	$1,507,615,566	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$393,581	$393,581	$—	$—
Total Assets	$393,581	$393,581	$—	$—
Total Derivative Instruments:	$393,581	$393,581	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$393,581	$0
Total Equity Risk	393,581	0
Total Value of Derivatives	$393,581	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
17	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 29.7%
Diversified Banks – 22.7%
Bank of America Corp.	1,945,735	$103,513,102
Citigroup, Inc.	509,245	58,924,739
Comerica, Inc.	35,662	3,162,150
Fifth Third Bancorp	186,033	9,342,577
First Citizens BancShares, Inc. Class A	2,472	5,115,977
JPMorgan Chase & Co.	760,445	232,612,521
KeyCorp	258,047	5,553,171
PNC Financial Services Group, Inc.	108,947	24,327,865
U.S. Bancorp	432,288	24,255,680
Wells Fargo & Co.	885,893	80,164,458
		546,972,240
Regional Banks – 7.0%
1st Source Corp.	5,135	345,740
Amalgamated Financial Corp.	6,085	236,341
Amerant Bancorp, Inc.	9,981	216,588
Ameris Bancorp	18,206	1,467,768
Associated Banc-Corp.	45,919	1,251,752
Atlantic Union Bankshares Corp.	39,081	1,517,906
Axos Financial, Inc. (a)	14,732	1,458,321
Banc of California, Inc.	32,567	650,689
BancFirst Corp.	5,627	618,689
Bancorp, Inc. (a)	11,880	706,147
Bank First Corp.	2,524	352,199
Bank of Hawaii Corp.	10,624	794,463
Bank OZK	31,023	1,475,454
BankUnited, Inc.	20,304	963,831
Banner Corp.	9,363	579,008
Beacon Financial Corp.	23,153	656,388
BOK Financial Corp.	6,128	796,272
Burke & Herbert Financial Services Corp.	3,593	235,270
Business First Bancshares, Inc.	8,678	244,459
Byline Bancorp, Inc.	8,339	266,264
Cadence Bank	43,307	1,823,658
Camden National Corp.	4,764	226,623
Capital City Bank Group, Inc.	3,795	158,479
Capitol Federal Financial, Inc.	32,313	235,239
Cathay General Bancorp	18,215	932,244
Central Pacific Financial Corp.	6,723	218,968
Citizens Financial Group, Inc.	122,099	7,689,795
City Holding Co.	3,706	456,172
Coastal Financial Corp. (a)	3,749	359,079
Columbia Banking System, Inc.	83,189	2,449,084
Columbia Financial, Inc. (a)	6,542	106,438
Commerce Bancshares, Inc.	36,624	1,927,887
Community Financial System, Inc.	14,383	898,937
Community Trust Bancorp, Inc.	4,337	267,593
ConnectOne Bancorp, Inc.	13,202	351,437

	Shares	Value

Cullen/Frost Bankers, Inc.	16,949	$2,335,911
Customers Bancorp, Inc. (a)	9,088	718,134
CVB Financial Corp.	37,796	744,959
Dime Community Bancshares, Inc.	12,228	415,997
Eagle Bancorp, Inc.	8,478	226,871
East West Bancorp, Inc.	38,426	4,397,471
Eastern Bankshares, Inc.	58,747	1,203,432
Enterprise Financial Services Corp.	10,588	607,222
Equity Bancshares, Inc. Class A	4,017	185,264
Esquire Financial Holdings, Inc.	1,876	200,038
Farmers National Banc Corp.	12,652	164,223
FB Financial Corp.	11,403	656,015
First BanCorp	42,840	947,621
First Bancorp/Southern Pines NC	11,046	639,895
First Busey Corp.	24,554	605,256
First Commonwealth Financial Corp.	28,338	510,934
First Community Bankshares, Inc.	4,010	144,440
First Financial Bancorp	28,874	829,839
First Financial Bankshares, Inc.	32,057	1,020,054
First Financial Corp.	3,518	229,233
First Hawaiian, Inc.	36,383	965,969
First Horizon Corp.	142,159	3,481,474
First Interstate BancSystem, Inc. Class A	26,320	933,570
First Merchants Corp.	17,259	686,218
First Mid Bancshares, Inc.	5,973	251,463
Firstsun Capital Bancorp (a)	3,997	157,802
Five Star Bancorp	4,499	178,250
Flagstar Bank NA	85,290	1,127,534
FNB Corp.	101,034	1,773,147
Fulton Financial Corp.	49,136	1,014,658
German American Bancorp, Inc.	8,997	378,504
Glacier Bancorp, Inc.	36,535	1,851,594
Great Southern Bancorp, Inc.	2,345	143,936
Hancock Whitney Corp.	24,585	1,691,448
Hanmi Financial Corp.	8,362	222,178
HBT Financial, Inc.	3,958	106,787
Heritage Commerce Corp.	16,472	209,689
Heritage Financial Corp.	9,360	241,582
Hilltop Holdings, Inc.	13,400	501,830
Home BancShares, Inc.	49,719	1,436,879
Hope Bancorp, Inc.	39,591	474,300
Horizon Bancorp, Inc.	15,162	267,154
Huntington Bancshares, Inc.	450,906	7,881,837
Independent Bank Corp.	13,878	1,121,065
Independent Bank Corp.	6,344	222,992
International Bancshares Corp.	15,422	1,073,988
Lakeland Financial Corp.	7,064	421,014
Live Oak Bancshares, Inc.	11,165	446,153
M&T Bank Corp.	43,450	9,627,216

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	18

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Mercantile Bank Corp.	4,693	$243,942
Metrocity Bankshares, Inc.	6,880	193,810
Metropolitan Bank Holding Corp.	2,675	247,705
National Bank Holdings Corp. Class A	10,048	403,729
NB Bancorp, Inc.	9,022	195,958
NBT Bancorp, Inc.	13,906	617,844
Nicolet Bankshares, Inc.	3,639	531,221
Northeast Bank	2,319	267,218
Northwest Bancshares, Inc.	43,614	561,748
OceanFirst Financial Corp.	18,154	340,387
OFG Bancorp	12,224	492,627
Old National Bancorp	96,820	2,365,313
Old Second Bancorp, Inc.	13,430	266,451
Origin Bancorp, Inc.	8,409	360,157
Orrstown Financial Services, Inc.	4,625	166,592
Park National Corp.	3,985	649,316
Pathward Financial, Inc.	6,318	570,452
Peapack-Gladstone Financial Corp.	4,633	146,959
Peoples Bancorp, Inc.	11,207	364,452
Pinnacle Financial Partners, Inc.	41,981	3,991,973
Popular, Inc.	19,074	2,546,951
Preferred Bank	1,971	169,053
Prosperity Bancshares, Inc.	26,555	1,832,561
Provident Financial Services, Inc.	29,627	655,942
QCR Holdings, Inc.	4,300	388,118
Regions Financial Corp.	249,259	7,103,881
Renasant Corp.	26,048	982,270
Republic Bancorp, Inc. Class A	2,577	187,116
S&T Bancorp, Inc.	10,086	430,067
Seacoast Banking Corp. of Florida	22,780	761,763
ServisFirst Bancshares, Inc.	14,595	1,194,601
Simmons First National Corp. Class A	39,362	800,229
South Plains Financial, Inc.	3,604	150,143
Southern Missouri Bancorp, Inc.	2,278	142,534
Southside Bancshares, Inc.	8,081	260,127
Southstate Bank Corp.	28,484	2,914,768
Stellar Bancorp, Inc.	12,477	463,396
Stock Yards Bancorp, Inc.	7,422	502,395
Texas Capital Bancshares, Inc. (a)	12,472	1,261,792
TFS Financial Corp.	12,028	169,294
Tompkins Financial Corp.	3,628	290,675
Towne Bank	22,561	789,635
TriCo Bancshares	8,512	424,068
Triumph Financial, Inc. (a)	6,440	406,300
Truist Financial Corp.	356,187	18,315,136
TrustCo Bank Corp.	4,747	206,020
Trustmark Corp.	15,495	658,847

	Shares	Value

UMB Financial Corp.	20,883	$2,655,065
United Bankshares, Inc.	39,548	1,674,067
United Community Banks, Inc.	33,271	1,145,521
Univest Financial Corp.	7,941	263,165
Valley National Bancorp	141,733	1,765,993
WaFd, Inc.	21,146	689,782
Washington Trust Bancorp, Inc.	5,003	171,953
Webster Financial Corp.	46,932	3,086,718
WesBanco, Inc.	26,904	949,442
Westamerica BanCorp	7,445	376,568
Western Alliance Bancorp	29,315	2,613,432
Wintrust Financial Corp.	18,477	2,725,173
WSFS Financial Corp.	15,169	981,889
Zions Bancorp NA	41,261	2,471,946
		167,164,472
TOTAL BANKS		714,136,712
CAPITAL MARKETS – 26.2%
Asset Management & Custody Banks – 8.1%
Acadian Asset Management, Inc.	7,721	427,898
Affiliated Managers Group, Inc.	8,020	2,510,982
Ameriprise Financial, Inc.	26,069	13,743,316
ARES Management Corp. Class A	59,733	8,940,238
Artisan Partners Asset Management, Inc. Class A	20,160	897,523
Bank of New York Mellon Corp.	195,350	23,426,372
Blackrock, Inc.	40,690	45,529,669
Blackstone, Inc.	203,928	29,043,426
Blue Owl Capital, Inc.	173,146	2,361,711
Carlyle Group, Inc.	65,750	3,864,785
Cohen & Steers, Inc.	7,922	509,068
DigitalBridge Group, Inc.	50,997	784,844
Federated Hermes, Inc.	20,794	1,107,904
Franklin Resources, Inc.	80,570	2,144,773
Galaxy Digital, Inc. Class A (a)	49,619	1,402,233
Hamilton Lane, Inc. Class A	11,651	1,645,587
Invesco Ltd.	100,292	2,736,969
Janus Henderson Group PLC	35,320	1,699,952
KKR & Co., Inc.	172,557	19,716,363
Northern Trust Corp.	53,322	7,967,906
P10, Inc. Class A	12,021	129,586
SEI Investments Co.	28,435	2,498,015
State Street Corp.	79,074	10,347,624
StepStone Group, Inc. Class A	19,285	1,363,257
T. Rowe Price Group, Inc.	61,174	6,464,868
TPG, Inc.	38,581	2,272,807
Victory Capital Holdings, Inc. Class A	11,653	821,886
Virtus Investment Partners, Inc.	2,301	375,638
WisdomTree, Inc.	36,335	588,627
		195,323,827
See accompanying notes which are an integral part of the financial statements.
19	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Financial Exchanges & Data – 7.4%
Cboe Global Markets, Inc.	28,744	$7,618,885
CME Group, Inc.	99,496	28,760,314
Coinbase Global, Inc. Class A (a)	56,676	11,037,084
Donnelley Financial Solutions, Inc. (a)	7,437	384,865
FactSet Research Systems, Inc.	10,472	2,663,658
Intercontinental Exchange, Inc.	158,108	27,476,008
MarketAxess Holdings, Inc.	10,109	1,710,746
Miami International Holdings, Inc. (a)	4,450	185,698
Moody's Corp.	44,545	22,965,620
Morningstar, Inc.	7,118	1,438,477
MSCI, Inc.	21,317	12,986,743
Nasdaq, Inc.	126,461	12,252,806
S&P Global, Inc.	86,321	45,559,360
Tradeweb Markets, Inc. Class A	31,743	3,271,751
		178,312,015
Investment Banking & Brokerage – 10.7%
BGC Group, Inc. Class A	101,629	925,840
Charles Schwab Corp.	477,016	49,571,503
Evercore, Inc. Class A	10,690	3,776,456
Freedom Holding Corp. (a)	5,063	626,293
Goldman Sachs Group, Inc.	83,807	78,393,906
Houlihan Lokey, Inc.	14,717	2,477,166
Interactive Brokers Group, Inc. Class A	123,355	9,236,822
Jefferies Financial Group, Inc.	43,307	2,649,522
Lazard, Inc.	27,013	1,451,138
LPL Financial Holdings, Inc.	22,144	8,071,488
Moelis & Co. Class A	15,775	1,130,594
Morgan Stanley	331,617	60,619,588
Perella Weinberg Partners	18,347	409,322
Piper Sandler Cos.	4,904	1,698,500
PJT Partners, Inc. Class A	6,497	1,124,176
Raymond James Financial, Inc.	52,411	8,692,889
Robinhood Markets, Inc. Class A (a)	203,557	20,249,850
Stifel Financial Corp.	28,564	3,521,941
StoneX Group, Inc. (a)	12,253	1,375,522
Virtu Financial, Inc. Class A	22,119	918,160
		256,920,676
TOTAL CAPITAL MARKETS		630,556,518
CONSUMER FINANCE – 5.1%
Consumer Finance – 5.1%
Ally Financial, Inc.	77,489	3,276,235
American Express Co.	153,925	54,207,767
Atlanticus Holdings Corp. (a)	1,940	100,162
Bread Financial Holdings, Inc.	2,886	209,350

	Shares	Value

Capital One Financial Corp.	176,903	$38,729,374
Credit Acceptance Corp. (a)	1,555	774,763
Dave, Inc. (a)	3,087	505,311
Encore Capital Group, Inc. (a)	6,318	348,754
Enova International, Inc. (a)	6,941	1,146,445
EZCORP, Inc. Class A (a)	16,370	351,137
FirstCash Holdings, Inc.	10,929	1,863,394
LendingClub Corp. (a)	33,565	567,584
LendingTree, Inc. (a)	3,151	178,536
Navient Corp.	23,641	231,918
Nelnet, Inc. Class A	3,802	501,484
NerdWallet, Inc. Class A (a)	10,893	131,370
OneMain Holdings, Inc.	33,916	2,222,855
PRA Group, Inc. (a)	11,657	149,093
PROG Holdings, Inc.	12,762	413,999
SLM Corp.	54,543	1,480,842
SoFi Technologies, Inc. (a)	331,611	7,564,047
Synchrony Financial	104,825	7,613,440
Upstart Holdings, Inc. (a)	24,218	950,556
World Acceptance Corp. (a)	1,051	127,434
TOTAL CONSUMER FINANCE		123,645,850
FINANCIAL SERVICES – 23.7%
Commercial & Residential Mortgage Finance – 0.5%
Better Home & Finance Holding Co. (a)	1,114	33,765
Enact Holdings, Inc.	8,890	353,555
Essent Group Ltd.	27,440	1,726,525
Federal Agricultural Mortgage Corp. Class C	2,780	470,654
Merchants Bancorp	6,457	267,707
MGIC Investment Corp.	64,071	1,724,791
NMI Holdings, Inc. (a)	22,183	858,926
PennyMac Financial Services, Inc.	8,565	855,815
Radian Group, Inc.	37,741	1,241,679
Rocket Cos., Inc. Class A	254,620	4,565,337
UWM Holdings Corp.	57,037	280,052
Walker & Dunlop, Inc.	9,344	587,644
		12,966,450
Diversified Financial Services – 1.0%
Apollo Global Management, Inc.	120,625	16,228,887
Equitable Holdings, Inc.	78,223	3,629,547
Jackson Financial, Inc. Class A	16,106	1,915,326
Voya Financial, Inc.	27,462	2,105,237
		23,878,997
Multi-Sector Holdings – 7.6%
Berkshire Hathaway, Inc. Class B (a)	381,318	183,234,738
Cannae Holdings, Inc.	12,343	177,863
Compass Diversified Holdings	18,758	123,240
		183,535,841

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	20

Common Stocks – continued
	Shares	Value
FINANCIAL SERVICES – continued
Specialized Finance – 0.1%
Burford Capital Ltd.	55,611	$538,871
HA Sustainable Infrastructure Capital, Inc.	35,202	1,211,301
		1,750,172
Transaction & Payment Processing Services – 14.5%
Affirm Holdings, Inc. (a)	75,087	4,527,746
Block, Inc. (a)	152,705	9,227,963
Cantaloupe, Inc. (a)	15,815	169,853
Corpay, Inc. (a)	18,659	5,870,681
Euronet Worldwide, Inc. (a)	11,934	864,738
EVERTEC, Inc.	18,796	564,068
Fidelity National Information Services, Inc.	145,661	8,047,770
Fiserv, Inc. (a)	150,720	9,605,386
Flywire Corp. (a)	31,023	390,890
Global Payments, Inc.	68,314	4,900,846
Jack Henry & Associates, Inc.	20,212	3,622,193
Marqeta, Inc. Class A (a)	105,284	434,823
Mastercard, Inc. Class A	235,687	126,985,799
NCR Atleos Corp. (a)	21,068	785,836
Paymentus Holdings, Inc. Class A (a)	11,317	302,503
Payoneer Global, Inc. (a)	80,507	514,440
PayPal Holdings, Inc.	252,771	13,318,504
Remitly Global, Inc. (a)	48,454	640,562
Sezzle, Inc. (a)	5,249	331,947
Shift4 Payments, Inc. Class A (a)	17,268	1,019,503
Toast, Inc. Class A (a)	127,647	3,971,098
Visa, Inc. Class A	469,793	151,193,481
Western Union Co.	76,039	712,485
WEX, Inc. (a)	9,306	1,432,193
		349,435,308
TOTAL FINANCIAL SERVICES		571,566,768
INSURANCE – 14.3%
Insurance Brokers – 3.3%
Abacus Global Management, Inc.	13,281	98,944
Accelerant Holdings Class A (a)	11,055	151,011
Aon PLC Class A	56,492	19,751,863
Arthur J Gallagher & Co.	70,811	17,658,139
Baldwin Insurance Group, Inc. (a)	20,207	442,937
Brown & Brown, Inc.	79,767	5,751,201
Goosehead Insurance, Inc. Class A (a)	6,900	426,696
Hagerty, Inc. Class A (a)	11,938	150,538
Hippo Holdings, Inc. (a)	4,369	130,196
Marsh & McLennan Cos., Inc.	135,996	25,593,087
Ryan Specialty Holdings, Inc.	30,088	1,452,649

	Shares	Value

Willis Towers Watson PLC	26,975	$8,563,753
		80,171,014
Life & Health Insurance – 2.5%
Aflac, Inc.	142,216	15,778,866
Brighthouse Financial, Inc. (a)	15,985	1,023,999
CNO Financial Group, Inc.	30,501	1,282,567
F&G Annuities & Life, Inc.	14,183	418,257
Genworth Financial, Inc. (a)	112,692	939,851
Globe Life, Inc.	23,710	3,324,616
Lincoln National Corp.	40,682	1,692,778
MetLife, Inc.	158,667	12,515,653
Oscar Health, Inc. Class A (a)	57,271	821,839
Primerica, Inc.	9,611	2,528,077
Principal Financial Group, Inc.	63,284	5,994,261
Prudential Financial, Inc.	98,690	10,965,446
Unum Group	46,173	3,507,763
		60,793,973
Multi-line Insurance – 0.0%
Horace Mann Educators Corp.	10,865	486,861
Property & Casualty Insurance – 8.0%
Allstate Corp.	73,102	14,546,567
American Financial Group, Inc.	18,817	2,451,291
American International Group, Inc.	154,100	11,539,008
AMERISAFE, Inc.	6,240	234,686
Arch Capital Group Ltd. (a)	103,565	9,946,383
Assurant, Inc.	14,158	3,371,445
Assured Guaranty Ltd.	13,173	1,117,729
Axis Capital Holdings Ltd.	22,881	2,360,862
Bowhead Specialty Holdings, Inc. (a)	5,502	135,129
Chubb Ltd.	104,808	32,444,364
Cincinnati Financial Corp.	43,647	7,022,366
Donegal Group, Inc. Class A	5,985	111,740
Employers Holdings, Inc.	6,515	284,184
Erie Indemnity Co. Class A	6,927	1,960,410
Fidelity National Financial, Inc.	71,986	3,915,319
First American Financial Corp.	28,346	1,790,900
Hamilton Insurance Group Ltd. Class B (a)	13,219	366,827
Hanover Insurance Group, Inc.	10,019	1,744,709
Hartford Insurance Group, Inc.	79,141	10,688,783
HCI Group, Inc.	3,362	533,449
Heritage Insurance Holdings, Inc. (a)	8,030	209,342
Kemper Corp.	17,227	678,916
Kinsale Capital Group, Inc.	6,085	2,408,930
Lemonade, Inc. (a)	17,399	1,509,015
Loews Corp.	49,025	5,175,569
Markel Group, Inc. (a)	3,515	7,172,850
Mercury General Corp.	7,872	689,508
Old Republic International Corp.	66,395	2,600,692
See accompanying notes which are an integral part of the financial statements.
21	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
Palomar Holdings, Inc. (a)	7,337	$906,780
ProAssurance Corp. (a)	12,707	307,764
Progressive Corp.	162,134	33,723,872
RLI Corp.	22,305	1,303,281
Root, Inc. Class A (a)	3,093	192,168
Safety Insurance Group, Inc.	4,260	335,262
Selective Insurance Group, Inc.	17,290	1,453,743
Skyward Specialty Insurance Group, Inc. (a)	10,038	447,896
Slide Insurance Holdings, Inc. (a)	6,943	119,628
Stewart Information Services Corp.	8,036	541,867
Tiptree, Inc.	6,652	118,938
Travelers Cos., Inc.	62,412	17,756,838
Trupanion, Inc. (a)	10,332	330,521
United Fire Group, Inc.	6,193	222,576
Universal Insurance Holdings, Inc.	8,473	258,003
W.R. Berkley Corp.	83,808	5,747,553
White Mountains Insurance Group Ltd.	708	1,447,810
		192,225,473
Reinsurance – 0.5%
Everest Group Ltd.	11,875	3,933,950
Reinsurance Group of America, Inc. Class A	18,455	3,741,751
RenaissanceRe Holdings Ltd.	13,148	3,703,792
SiriusPoint Ltd. (a)	20,450	417,384
		11,796,877
TOTAL INSURANCE		345,474,198
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.7%
Mortgage REITs – 0.7%
Adamas Trust, Inc.	19,594	156,752
AGNC Investment Corp.	284,933	3,248,236
Annaly Capital Management, Inc.	177,348	4,080,778
Apollo Commercial Real Estate Finance, Inc.	31,996	345,877
Arbor Realty Trust, Inc.	42,371	326,257
ARMOUR Residential REIT, Inc.	28,309	492,577
Blackstone Mortgage Trust, Inc. Class A	43,008	827,904

	Shares	Value

BrightSpire Capital, Inc.	33,157	$198,279
Chimera Investment Corp.	24,631	304,193
Dynex Capital, Inc.	33,188	460,649
Ellington Financial, Inc.	24,599	316,097
Franklin BSP Realty Trust, Inc.	25,312	259,701
KKR Real Estate Finance Trust, Inc.	14,546	120,441
Ladder Capital Corp.	34,361	376,940
MFA Financial, Inc.	31,730	305,877
Orchid Island Capital, Inc.	38,524	300,487
PennyMac Mortgage Investment Trust	23,083	273,072
Ready Capital Corp.	43,753	93,194
Redwood Trust, Inc.	43,238	236,944
Rithm Capital Corp.	158,739	1,736,605
Starwood Property Trust, Inc.	99,022	1,775,464
TPG RE Finance Trust, Inc.	22,263	201,035
Two Harbors Investment Corp.	33,475	383,958
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		16,821,317
TOTAL COMMON STOCKS (Cost $1,623,096,414)		2,402,201,363
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.59% (b) (Cost $4,549,000)	4,549,000	4,549,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,627,645,414)		2,406,750,363
NET OTHER ASSETS (LIABILITIES) – 0.1%		2,323,051
NET ASSETS – 100.0%		$2,409,073,414

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	22

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	37	March 2026	6,105,648	(195,460)	(195,460)
CME E-mini Russell 2000 Index Contracts (United States)	4	March 2026	524,920	16,821	16,821
Total Equity Index Contracts					$(178,639)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,402,201,363	$2,402,201,363	$—	$—
Money Market Funds	4,549,000	4,549,000	—	—
Total Investments in Securities:	$2,406,750,363	$2,406,750,363	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$16,821	$16,821	$—	$—
Total Assets	$16,821	$16,821	$—	$—
Liabilities
Futures Contracts	$(195,460)	$(195,460)	$—	$—
Total Liabilities	$(195,460)	$(195,460)	$—	$—
Total Derivative Instruments:	$(178,639)	$(178,639)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$16,821	$(195,460)
Total Equity Risk	16,821	(195,460)
Total Value of Derivatives	$16,821	$(195,460)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
23	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 22.3%
Biotechnology – 22.3%
AbbVie, Inc.	761,649	$169,855,343
ACADIA Pharmaceuticals, Inc. (a)	50,557	1,270,497
ADMA Biologics, Inc. (a)	102,658	1,775,983
Agios Pharmaceuticals, Inc. (a)	23,743	651,508
Akebia Therapeutics, Inc. (a)	113,352	159,826
Akero Therapeutics, Inc. (a)	22,341	0
Akouos, Inc. (a)	11,863	2,254
Alkermes PLC (a)	67,452	2,285,948
Alnylam Pharmaceuticals, Inc. (a)	56,457	19,085,853
Amgen, Inc.	232,114	79,355,134
Amicus Therapeutics, Inc. (a)	119,572	1,708,684
AnaptysBio, Inc. (a)	6,034	286,072
Anavex Life Sciences Corp. (a)	36,388	171,024
Apellis Pharmaceuticals, Inc. (a)	32,417	731,976
Apogee Therapeutics, Inc. (a)	13,830	906,003
Arbutus Biopharma Corp. (a)	60,645	250,464
Arcellx, Inc. (a)	11,897	812,684
Arcus Biosciences, Inc. (a)	36,728	772,757
Arcutis Biotherapeutics, Inc. (a)	46,313	1,174,961
Ardelyx, Inc. (a)	104,510	803,682
ArriVent Biopharma, Inc. (a)	9,292	208,977
Arrowhead Pharmaceuticals, Inc. (a)	53,631	3,718,237
ARS Pharmaceuticals, Inc. (a)	23,429	234,056
Aurinia Pharmaceuticals, Inc. (a)	48,953	711,287
Avidity Biosciences, Inc. (a)	47,166	3,422,837
Beam Therapeutics, Inc. (a)	39,670	1,095,685
Bicara Therapeutics, Inc. (a)	7,061	118,625
BioCryst Pharmaceuticals, Inc. (a)	86,299	567,847
Biogen, Inc. (a)	63,149	11,359,874
Biohaven Ltd. (a)	50,115	592,860
BioMarin Pharmaceutical, Inc. (a)	78,623	4,445,344
Bridgebio Pharma, Inc. (a)	61,892	4,782,395
CareDx, Inc. (a)	22,675	465,971
Catalyst Pharmaceuticals, Inc. (a)	49,907	1,212,740
Celcuity, Inc. (a)	5,485	600,169
Celldex Therapeutics, Inc. (a)	25,550	628,530
CG oncology, Inc. (a)	18,553	965,684
Chinook Therapeutics, Inc. (a)	24,218	0
Cogent Biosciences, Inc. (a)	36,095	1,296,171
CRISPR Therapeutics AG (a)	35,469	1,772,031
Cullinan Therapeutics, Inc. (a)	13,920	166,483
Cytokinetics, Inc. (a)	49,032	3,098,332
Day One Biopharmaceuticals, Inc. (a)	31,885	355,837
Denali Therapeutics, Inc. (a)	59,561	1,294,856
Dianthus Therapeutics, Inc. (a)	6,865	366,522
Disc Medicine, Inc. (a)	10,490	811,087
Dynavax Technologies Corp. (a)	39,589	613,036
Dyne Therapeutics, Inc. (a)	48,758	872,281

	Shares	Value

Exact Sciences Corp. (a)	81,688	$8,359,950
Exelixis, Inc. (a)	110,227	4,558,989
Geron Corp. (a)	199,492	273,304
Gilead Sciences, Inc.	534,972	75,939,275
GRAIL, Inc. (a)	15,752	1,540,861
Halozyme Therapeutics, Inc. (a)	50,414	3,615,188
Ideaya Biosciences, Inc. (a)	33,805	1,088,183
ImmunityBio, Inc. (a)	142,598	891,238
Immunome, Inc. (a)	40,435	995,510
Immunovant, Inc. (a)	34,581	899,106
Incyte Corp. (a)	71,492	7,154,204
Insmed, Inc. (a)	91,040	14,281,445
Intellia Therapeutics, Inc. (a)	45,552	599,009
Ionis Pharmaceuticals, Inc. (a)	65,403	5,406,866
Iovance Biotherapeutics, Inc. (a)	132,571	338,056
Janux Therapeutics, Inc. (a)	16,604	227,641
KalVista Pharmaceuticals, Inc. (a)	12,491	194,985
Kiniksa Pharmaceuticals International PLC (a)	14,582	640,441
Krystal Biotech, Inc. (a)	9,400	2,624,856
Kura Oncology, Inc. (a)	32,405	263,129
Kymera Therapeutics, Inc. (a)	20,614	1,498,432
Madrigal Pharmaceuticals, Inc. (a)	6,243	3,054,762
MannKind Corp. (a)	127,672	737,944
MiMedx Group, Inc. (a)	49,412	252,495
Mineralys Therapeutics, Inc. (a)	19,730	609,460
Mirum Pharmaceuticals, Inc. (a)	16,450	1,697,969
Moderna, Inc. (a)	151,514	6,677,222
MoonLake Immunotherapeutics (a)	13,704	214,742
Myriad Genetics, Inc. (a)	38,824	218,191
Natera, Inc. (a)	56,159	12,980,591
Neurocrine Biosciences, Inc. (a)	42,799	5,823,232
Newamsterdam Pharma Co. NV (a)	19,921	619,942
Novavax, Inc. (a)	61,608	544,923
Nurix Therapeutics, Inc. (a)	32,525	537,313
Nuvalent, Inc. Class A (a)	17,361	1,786,273
ORIC Pharmaceuticals, Inc. (a)	18,839	193,288
Oruka Therapeutics, Inc. (a)	9,383	321,180
Palvella Therapeutics, Inc. (a)	3,098	237,586
Praxis Precision Medicines, Inc. (a)	10,154	3,188,356
Precigen, Inc. (a)	76,304	342,605
Prime Medicine, Inc. (a)	37,175	141,637
Protagonist Therapeutics, Inc. (a)	21,499	1,758,618
PTC Therapeutics, Inc. (a)	30,973	2,339,391
Recursion Pharmaceuticals, Inc. Class A (a)	157,429	659,628
Regeneron Pharmaceuticals, Inc.	44,868	33,267,379
Relay Therapeutics, Inc. (a)	53,460	409,504
Revolution Medicines, Inc. (a)	60,495	5,864,990
Rhythm Pharmaceuticals, Inc. (a)	24,334	2,494,722
Roivant Sciences Ltd. (a)	161,883	3,499,910

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	24

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Sana Biotechnology, Inc. (a)	73,418	$325,242
Sarepta Therapeutics, Inc. (a)	42,859	871,752
Scholar Rock Holding Corp. (a)	27,240	1,207,822
Soleno Therapeutics, Inc. (a)	19,472	750,840
Spyre Therapeutics, Inc. (a)	21,073	673,915
Stoke Therapeutics, Inc. (a)	16,499	500,580
Syndax Pharmaceuticals, Inc. (a)	35,275	716,435
Tango Therapeutics, Inc. (a)	19,181	222,691
Taysha Gene Therapies, Inc. (a)	58,789	265,138
TG Therapeutics, Inc. (a)	65,512	1,928,018
Travere Therapeutics, Inc. (a)	36,584	1,137,397
Twist Bioscience Corp. (a)	25,961	1,066,218
Ultragenyx Pharmaceutical, Inc. (a)	37,384	899,833
uniQure NV (a)	16,952	385,149
United Therapeutics Corp. (a)	18,492	8,681,809
Upstream Bio, Inc. (a)	5,811	180,606
Vaxcyte, Inc. (a)	50,499	2,705,231
Vera Therapeutics, Inc. (a)	16,507	714,093
Veracyte, Inc. (a)	34,028	1,295,786
Vericel Corp. (a)	21,530	774,649
Vertex Pharmaceuticals, Inc. (a)	110,542	51,943,686
Viking Therapeutics, Inc. (a)	45,949	1,334,359
Vir Biotechnology, Inc. (a)	39,284	292,273
Viridian Therapeutics, Inc. (a)	28,352	935,616
Xencor, Inc. (a)	27,013	326,587
Xenon Pharmaceuticals, Inc. (a)	24,927	1,022,256
Zenas Biopharma, Inc. (a)	6,907	126,882
Zymeworks, Inc. (a)	15,786	355,659
TOTAL BIOTECHNOLOGY		631,343,450
HEALTH CARE EQUIPMENT & SUPPLIES – 19.4%
Health Care Equipment – 18.4%
Abbott Laboratories	750,396	82,018,283
Alphatec Holdings, Inc. (a)	50,917	755,099
Artivion, Inc. (a)	17,288	704,832
AtriCure, Inc. (a)	21,738	802,784
Axogen, Inc. (a)	20,261	706,096
Baxter International, Inc.	220,893	4,433,322
Becton Dickinson & Co.	123,593	25,148,704
Boston Scientific Corp. (a)	638,855	59,752,108
CONMED Corp.	13,505	518,457
Dexcom, Inc. (a)	169,196	12,358,076
Edwards Lifesciences Corp. (a)	253,212	20,601,328
Enovis Corp. (a)	24,685	544,057
Envista Holdings Corp. (a)	71,628	1,681,109
GE HealthCare Technologies, Inc.	196,645	15,529,056
Glaukos Corp. (a)	24,655	2,943,314
Globus Medical, Inc. Class A (a)	48,416	4,390,363
Hologic, Inc. (a)	95,799	7,178,219

	Shares	Value

IDEXX Laboratories, Inc. (a)	34,499	$23,130,200
Inspire Medical Systems, Inc. (a)	12,095	916,559
Insulet Corp. (a)	30,394	7,775,089
Integer Holdings Corp. (a)	15,062	1,308,285
Integra LifeSciences Holdings Corp. (a)	28,126	313,324
Intuitive Surgical, Inc. (a)	154,557	77,930,731
iRadimed Corp.	3,611	353,445
IRhythm Holdings, Inc. (a)	13,768	2,127,294
Kestra Medical Technologies Ltd. (a)	8,872	218,872
LeMaitre Vascular, Inc.	9,261	786,907
LivaNova PLC (a)	23,647	1,553,844
Masimo Corp. (a)	19,981	2,743,991
Medtronic PLC	553,028	56,939,763
Novocure Ltd. (a)	45,203	560,517
Omnicell, Inc. (a)	19,927	966,459
Penumbra, Inc. (a)	15,969	5,719,617
PROCEPT BioRobotics Corp. (a)	23,874	691,391
Pulse Biosciences, Inc. (a)	8,717	120,556
QuidelOrtho Corp. (a)	28,784	782,061
ResMed, Inc.	62,967	16,265,006
SI-BONE, Inc. (a)	17,714	293,698
STERIS PLC	42,422	11,140,017
Stryker Corp.	148,348	54,823,487
Tandem Diabetes Care, Inc. (a)	29,639	589,520
Teleflex, Inc.	19,022	1,985,326
TransMedics Group, Inc. (a)	13,998	1,875,382
Zimmer Biomet Holdings, Inc.	85,500	7,444,485
		519,421,033
Health Care Supplies – 1.0%
Align Technology, Inc. (a)	29,719	4,845,088
Avanos Medical, Inc. (a)	19,691	262,284
Cooper Cos., Inc. (a)	85,628	6,968,407
Dentsply Sirona, Inc.	86,410	1,077,533
Embecta Corp.	24,024	254,895
Establishment Labs Holdings, Inc. (a)	7,491	510,512
Haemonetics Corp. (a)	20,729	1,381,795
ICU Medical, Inc. (a)	10,078	1,510,692
Lantheus Holdings, Inc. (a)	29,305	1,961,090
Merit Medical Systems, Inc. (a)	25,444	2,063,254
Neogen Corp. (a)	87,840	897,725
Solventum Corp. (a)	67,066	5,162,070
STAAR Surgical Co. (a)	13,827	262,022
UFP Technologies, Inc. (a)	3,158	793,100
		27,950,467
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		547,371,500
HEALTH CARE PROVIDERS & SERVICES – 16.0%
Health Care Distributors – 3.5%
AdaptHealth Corp. (a)	40,761	409,648
Cardinal Health, Inc.	102,462	22,017,034
See accompanying notes which are an integral part of the financial statements.
25	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Distributors – continued
Cencora, Inc.	79,411	$28,526,019
Henry Schein, Inc. (a)	47,043	3,550,806
McKesson Corp.	53,628	44,576,130
		99,079,637
Health Care Facilities – 2.2%
Acadia Healthcare Co., Inc. (a)	37,772	507,656
Ardent Health, Inc. (a)	12,344	100,850
Brookdale Senior Living, Inc. (a)	97,243	1,458,645
Concentra Group Holdings Parent, Inc.	49,092	1,088,861
Encompass Health Corp.	43,388	4,101,468
Ensign Group, Inc.	24,897	4,273,819
HCA Healthcare, Inc.	70,620	34,481,627
National HealthCare Corp.	5,648	808,285
Nutex Health, Inc. (a)	1,604	238,659
PACS Group, Inc. (a)	19,913	672,263
Select Medical Holdings Corp.	48,066	723,393
Surgery Partners, Inc. (a)	32,981	490,098
Tenet Healthcare Corp. (a)	38,054	7,202,861
U.S. Physical Therapy, Inc.	6,473	542,891
Universal Health Services, Inc. Class B	24,305	4,891,624
		61,583,000
Health Care Services – 4.1%
Addus HomeCare Corp. (a)	7,972	824,943
AMN Healthcare Services, Inc. (a)	16,129	343,548
Astrana Health, Inc. (a)	19,635	446,500
Aveanna Healthcare Holdings, Inc. (a)	22,511	189,092
BrightSpring Health Services, Inc. (a)	41,871	1,644,274
Castle Biosciences, Inc. (a)	12,715	500,844
Chemed Corp.	6,296	2,689,273
Cigna Group	115,086	31,546,223
CorVel Corp. (a)	13,276	924,408
CVS Health Corp.	546,837	40,750,293
DaVita, Inc. (a)	16,949	1,853,204
Fulgent Genetics, Inc. (a)	8,225	215,495
GeneDx Holdings Corp. (a)	8,666	834,189
Guardant Health, Inc. (a)	48,457	5,526,036
Guardian Pharmacy Services, Inc. Class A (a)	8,322	251,324
Hims & Hers Health, Inc. (a)	84,544	2,290,297
Hinge Health, Inc. Class A (a)	6,938	242,136
Labcorp Holdings, Inc.	35,898	9,747,025
LifeStance Health Group, Inc. (a)	75,438	533,347
NeoGenomics, Inc. (a)	56,931	686,588
OPKO Health, Inc. (a)	188,246	237,190
Option Care Health, Inc. (a)	69,893	2,376,362

	Shares	Value

Pediatrix Medical Group, Inc. (a)	37,086	$792,899
Pennant Group, Inc. (a)	14,473	399,744
Privia Health Group, Inc. (a)	42,470	986,153
Quest Diagnostics, Inc.	48,249	9,024,011
RadNet, Inc. (a)	28,206	1,977,241
		117,832,639
Managed Health Care – 6.2%
Alignment Healthcare, Inc. (a)	72,551	1,634,574
Centene Corp. (a)	211,534	9,163,653
Clover Health Investments Corp. (a)	179,773	402,692
Elevance Health, Inc.	97,085	33,566,168
HealthEquity, Inc. (a)	37,008	3,170,475
Humana, Inc.	51,948	10,140,250
Molina Healthcare, Inc. (a)	23,396	4,201,688
Progyny, Inc. (a)	35,143	838,863
UnitedHealth Group, Inc.	390,480	112,040,426
		175,158,789
TOTAL HEALTH CARE PROVIDERS & SERVICES		453,654,065
HEALTH CARE TECHNOLOGY – 0.7%
Health Care Technology – 0.7%
Certara, Inc. (a)	52,514	461,598
Claritev Corp. (a)	2,484	67,465
Doximity, Inc. Class A (a)	53,181	1,992,692
Evolent Health, Inc. Class A (a)	42,336	135,899
GoodRx Holdings, Inc. Class A (a)	39,348	89,320
HealthStream, Inc.	10,367	231,080
HeartFlow, Inc. (a)	8,987	268,442
Phreesia, Inc. (a)	25,686	344,963
Schrodinger, Inc. (a)	27,925	390,112
Teladoc Health, Inc. (a)	76,258	415,606
Veeva Systems, Inc. Class A (a)	67,067	13,676,303
Waystar Holding Corp. (a)	49,364	1,311,108
TOTAL HEALTH CARE TECHNOLOGY		19,384,588
LIFE SCIENCES TOOLS & SERVICES – 9.4%
Life Sciences Tools & Services – 9.4%
10X Genomics, Inc. Class A (a)	44,844	905,849
Adaptive Biotechnologies Corp. (a)	49,226	910,681
Agilent Technologies, Inc.	122,316	16,371,997
Avantor, Inc. (a)	294,113	3,211,714
Azenta, Inc. (a)	17,654	686,388
BioLife Solutions, Inc. (a)	17,548	382,546
Bio-Rad Laboratories, Inc. Class A (a)	8,035	2,359,879
Bio-Techne Corp.	67,106	4,300,824
Bruker Corp.	45,951	2,035,170
Charles River Laboratories International, Inc. (a)	21,157	4,453,125
Danaher Corp.	277,852	60,819,024
Fortrea Holdings, Inc. (a)	39,135	657,859

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	26

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Ginkgo Bioworks Holdings, Inc. (a)	12,918	$115,874
Illumina, Inc. (a)	66,200	9,586,422
IQVIA Holdings, Inc. (a)	73,338	16,878,741
Medpace Holdings, Inc. (a)	9,681	5,638,989
Mettler-Toledo International, Inc. (a)	8,874	12,186,132
OmniAb, Inc. (a)	3,335	1,567
OmniAb, Inc. (a)	3,335	1,201
Repligen Corp. (a)	23,020	3,438,497
Revvity, Inc.	50,031	5,443,373
Sotera Health Co. (a)	91,756	1,662,619
Standard BioTools, Inc. (a)	111,480	156,072
Tempus AI, Inc. (a)	39,857	2,384,246
Thermo Fisher Scientific, Inc.	162,807	94,201,758
Waters Corp. (a)	25,698	9,526,763
West Pharmaceutical Services, Inc.	31,020	7,169,342
TOTAL LIFE SCIENCES TOOLS & SERVICES		265,486,652
PHARMACEUTICALS – 31.9%
Pharmaceuticals – 31.9%
Amneal Pharmaceuticals, Inc. (a)	67,494	923,318
Amphastar Pharmaceuticals, Inc. (a)	16,504	437,191
Amylyx Pharmaceuticals, Inc. (a)	35,329	504,851
ANI Pharmaceuticals, Inc. (a)	7,708	630,900
Aquestive Therapeutics, Inc. (a)	44,320	130,744
Arvinas, Inc. (a)	27,404	366,666
AtaiBeckley, Inc. (a)	71,247	267,889
Avadel Pharmaceuticals PLC (a)	37,033	798,061
Axsome Therapeutics, Inc. (a)	15,117	2,785,307
Bristol-Myers Squibb Co.	877,575	48,310,504
Collegium Pharmaceutical, Inc. (a)	13,819	634,568
Corcept Therapeutics, Inc. (a)	40,727	1,623,786
CorMedix, Inc. (a)	31,988	248,227
Crinetics Pharmaceuticals, Inc. (a)	38,735	1,934,426
Definium Therapeutics, Inc. (a)	34,946	589,888
Edgewise Therapeutics, Inc. (a)	22,704	639,118
Elanco Animal Health, Inc. (a)	214,816	5,172,769
Eli Lilly & Co.	346,854	359,739,626
Enliven Therapeutics, Inc. (a)	13,940	368,713
Harmony Biosciences Holdings, Inc. (a)	18,359	670,471
Harrow, Inc. (a)	13,813	565,504
Indivior Pharmaceuticals, Inc. (a)	37,643	1,331,809
Innoviva, Inc. (a)	25,683	513,660
Jazz Pharmaceuticals PLC (a)	23,531	3,870,614
Johnson & Johnson	1,038,352	235,965,492

	Shares	Value

LENZ Therapeutics, Inc. (a)	5,039	$79,717
Ligand Pharmaceuticals, Inc. (a)	8,388	1,611,335
Liquidia Corp. (a)	25,975	1,101,080
Merck & Co., Inc.	1,076,915	118,751,417
Nektar Therapeutics (a)	6,967	260,078
Nuvation Bio, Inc. (a)	95,610	500,996
Ocular Therapeutix, Inc. (a)	68,399	625,167
Organon & Co.	111,291	950,425
Pacira BioSciences, Inc. (a)	18,387	377,669
Perrigo Co. PLC	59,048	839,072
Pfizer, Inc.	2,451,317	64,812,821
Phathom Pharmaceuticals, Inc. (a)	18,347	250,804
Phibro Animal Health Corp. Class A	8,764	351,875
Prestige Consumer Healthcare, Inc. (a)	21,233	1,368,892
Rapport Therapeutics, Inc. (a)	11,927	317,377
Royalty Pharma PLC Class A	176,883	7,372,483
SIGA Technologies, Inc.	19,195	128,607
Supernus Pharmaceuticals, Inc. (a)	23,908	1,151,409
Tarsus Pharmaceuticals, Inc. (a)	13,602	877,873
Tilray Brands, Inc. (a)	48,395	361,027
Trevi Therapeutics, Inc. (a)	35,991	376,826
Viatris, Inc.	502,512	6,577,882
WaVe Life Sciences Ltd. (a)	48,151	623,074
Xeris Biopharma Holdings, Inc. (a)	69,124	508,753
Zoetis, Inc.	191,114	23,854,849
TOTAL PHARMACEUTICALS		903,055,610
TOTAL COMMON STOCKS (Cost $2,145,747,848)		2,820,295,865
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.59% (b) (Cost $2,844,000)	2,844,000	2,844,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $2,148,591,848)		2,823,139,865
NET OTHER ASSETS (LIABILITIES) – 0.2%		4,377,453
NET ASSETS – 100.0%		$2,827,517,318

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
27	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	39	March 2026	6,115,980	$ (65,204)	$ (65,204)
CME E-mini Russell 2000 Index Contracts (United States)	4	March 2026	524,920	4,697	4,697
Total Equity Index Contracts					$(60,507)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,820,295,865	$2,820,295,865	$—	$—
Money Market Funds	2,844,000	2,844,000	—	—
Total Investments in Securities:	$2,823,139,865	$2,823,139,865	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$4,697	$4,697	$—	$—
Total Assets	$4,697	$4,697	$—	$—
Liabilities
Futures Contracts	$(65,204)	$(65,204)	$—	$—
Total Liabilities	$(65,204)	$(65,204)	$—	$—
Total Derivative Instruments:	$(60,507)	$(60,507)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$4,697	$(65,204)
Total Equity Risk	4,697	(65,204)
Total Value of Derivatives	$4,697	$(65,204)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	28

Fidelity® MSCI Industrials Index ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
AEROSPACE & DEFENSE – 24.7%
Aerospace & Defense – 24.7%
AAR Corp. (a)	10,893	$1,153,678
AeroVironment, Inc. (a)	8,929	2,485,744
Archer Aviation, Inc. Class A (a)	169,296	1,217,238
Astronics Corp. (a)	7,366	557,974
ATI, Inc. (a)	37,899	4,559,250
Axon Enterprise, Inc. (a)	20,482	9,904,686
Boeing Co. (a)	213,995	50,014,911
BWX Technologies, Inc.	25,095	5,155,266
Cadre Holdings, Inc.	8,358	334,404
Carpenter Technology Corp.	13,677	4,346,961
Curtiss-Wright Corp.	10,327	6,781,638
Ducommun, Inc. (a)	3,846	435,944
Eve Holding, Inc. (a)	20,342	80,147
General Dynamics Corp.	62,822	22,056,176
General Electric Co.	291,271	89,359,030
HEICO Corp.	12,122	4,011,291
HEICO Corp. Class A	20,820	5,300,564
Hexcel Corp.	21,844	1,808,902
Howmet Aerospace, Inc.	105,185	21,886,895
Huntington Ingalls Industries, Inc.	10,751	4,520,903
Intuitive Machines, Inc. (a)	28,543	542,032
Karman Holdings, Inc. (a)	14,482	1,503,232
Kratos Defense & Security Solutions, Inc. (a)	46,396	4,779,252
L3Harris Technologies, Inc.	51,405	17,624,204
Leonardo DRS, Inc.	21,653	889,072
Loar Holdings, Inc. (a)	8,973	615,368
Lockheed Martin Corp.	57,710	36,600,836
Mercury Systems, Inc. (a)	14,831	1,392,334
Moog, Inc. Class A	7,833	2,391,807
National Presto Industries, Inc.	1,561	198,871
Northrop Grumman Corp.	37,349	25,855,219
Red Cat Holdings, Inc. (a)	29,154	393,579
Redwire Corp. (a)	20,428	240,029
Rocket Lab Corp. (a)	120,178	9,622,652
RTX Corp.	367,669	73,875,732
StandardAero, Inc. (a)	54,092	1,670,902
Textron, Inc.	48,989	4,313,971
TransDigm Group, Inc.	15,439	22,039,790
V2X, Inc. (a)	6,501	447,464
Voyager Technologies, Inc. Class A (a)	4,401	134,363
VSE Corp.	6,027	1,317,321
Woodward, Inc.	16,466	5,233,553
TOTAL AEROSPACE & DEFENSE		447,653,185
AIR FREIGHT & LOGISTICS – 3.1%
Air Freight & Logistics – 3.1%
CH Robinson Worldwide, Inc.	32,425	6,321,254

	Shares	Value

Expeditors International of Washington, Inc.	37,290	$5,986,537
FedEx Corp.	61,590	19,847,377
Forward Air Corp. (a)	5,801	161,732
GXO Logistics, Inc. (a)	31,405	1,777,209
Hub Group, Inc. Class A	16,843	801,390
United Parcel Service, Inc. Class B	202,161	21,473,541
TOTAL AIR FREIGHT & LOGISTICS		56,369,040
BUILDING PRODUCTS – 6.1%
Building Products – 6.1%
A.O. Smith Corp.	31,413	2,308,541
AAON, Inc.	19,148	1,743,617
Advanced Drainage Systems, Inc.	20,335	3,091,733
Allegion PLC	23,601	3,903,369
American Woodmark Corp. (a)	3,958	235,066
Apogee Enterprises, Inc.	6,045	224,451
Armstrong World Industries, Inc.	11,898	2,186,139
AZZ, Inc.	7,859	976,795
Builders FirstSource, Inc. (a)	30,308	3,467,235
Carlisle Cos., Inc.	11,763	4,009,889
Carrier Global Corp.	210,365	12,533,547
CSW Industrials, Inc.	4,592	1,239,748
Fortune Brands Innovations, Inc.	32,952	1,782,703
Gibraltar Industries, Inc. (a)	8,028	411,515
Griffon Corp.	10,233	833,478
Hayward Holdings, Inc. (a)	59,345	957,828
Insteel Industries, Inc.	5,334	176,769
Janus International Group, Inc. (a)	38,500	264,110
Johnson Controls International PLC	179,725	21,434,004
Lennox International, Inc.	8,676	4,295,314
Masco Corp.	57,555	3,803,810
Masterbrand, Inc. (a)	34,745	421,109
Modine Manufacturing Co. (a)	13,729	2,535,197
Owens Corning	22,974	2,753,204
Quanex Building Products Corp.	11,697	218,968
Resideo Technologies, Inc. (a)	36,798	1,260,700
Simpson Manufacturing Co., Inc.	11,456	2,025,192
Trane Technologies PLC	61,102	25,698,279
Trex Co., Inc. (a)	29,513	1,222,428
UFP Industries, Inc.	16,078	1,660,536
Zurn Elkay Water Solutions Corp.	41,627	1,919,421
TOTAL BUILDING PRODUCTS		109,594,695
COMMERCIAL SERVICES & SUPPLIES – 6.1%
Commercial Printing – 0.1%
Brady Corp. Class A	11,995	1,037,208
Cimpress PLC (a)	4,540	359,069
Deluxe Corp.	12,338	325,723
		1,722,000

See accompanying notes which are an integral part of the financial statements.
29	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – 1.8%
ACV Auctions, Inc. Class A (a)	46,948	$366,664
Cintas Corp.	99,349	19,014,405
Copart, Inc. (a)	252,766	10,257,244
Healthcare Services Group, Inc. (a)	20,075	377,812
Liquidity Services, Inc. (a)	7,077	226,464
OPENLANE, Inc. (a)	29,818	895,733
UniFirst Corp.	4,152	892,680
Vestis Corp.	28,993	189,324
		32,220,326
Environmental & Facilities Services – 3.9%
ABM Industries, Inc.	17,125	788,435
BrightView Holdings, Inc. (a)	19,646	262,471
Casella Waste Systems, Inc. Class A (a)	17,262	1,741,390
Clean Harbors, Inc. (a)	14,025	3,645,238
Enviri Corp. (a)	19,893	376,375
Montrose Environmental Group, Inc. (a)	9,534	212,417
Republic Services, Inc.	60,040	12,914,004
Rollins, Inc.	80,046	5,070,114
Tetra Tech, Inc.	68,659	2,585,698
Veralto Corp.	68,214	6,751,822
Waste Connections, Inc.	70,724	11,853,342
Waste Management, Inc.	110,667	24,594,634
		70,795,940
Office Services & Supplies – 0.2%
HNI Corp.	18,514	884,784
Interface, Inc.	16,314	513,402
MillerKnoll, Inc.	18,879	379,090
MSA Safety, Inc.	10,221	1,810,650
Pitney Bowes, Inc.	17,140	178,770
		3,766,696
Security & Alarm Services – 0.1%
Brink's Co.	11,514	1,462,739
CoreCivic, Inc. (a)	30,246	560,458
GEO Group, Inc. (a)	39,144	625,521
		2,648,718
TOTAL COMMERCIAL SERVICES & SUPPLIES		111,153,680
CONSTRUCTION & ENGINEERING – 4.2%
Construction & Engineering – 4.2%
AECOM	36,401	3,510,148
Ameresco, Inc. Class A (a)	8,955	280,650
API Group Corp. (a)	97,177	4,039,648
Arcosa, Inc.	13,535	1,549,351
Argan, Inc.	3,766	1,307,216
Centuri Holdings, Inc. (a)	24,620	679,512
Comfort Systems USA, Inc.	9,704	11,082,938

	Shares	Value

Construction Partners, Inc. Class A (a)	13,119	$1,441,516
Dycom Industries, Inc. (a)	7,917	2,884,876
EMCOR Group, Inc.	12,300	8,864,979
Everus Construction Group, Inc. (a)	13,236	1,171,254
Fluor Corp. (a)	44,449	2,053,099
Granite Construction, Inc.	12,095	1,460,350
Great Lakes Dredge & Dock Corp. (a)	18,741	280,740
IES Holdings, Inc. (a)	2,444	929,429
Limbach Holdings, Inc. (a)	3,016	259,316
MasTec, Inc. (a)	17,296	4,159,342
MYR Group, Inc. (a)	4,245	1,061,420
Primoris Services Corp.	14,856	2,202,402
Quanta Services, Inc.	40,925	19,424,233
Sterling Infrastructure, Inc. (a)	8,356	2,990,696
Tutor Perini Corp.	12,235	965,219
Valmont Industries, Inc.	5,412	2,411,371
WillScot Holdings Corp.	50,417	1,009,852
TOTAL CONSTRUCTION & ENGINEERING		76,019,557
ELECTRICAL EQUIPMENT – 11.5%
Electrical Components & Equipment – 7.9%
Acuity, Inc.	8,465	2,617,717
Allient, Inc.	3,721	227,018
American Superconductor Corp. (a)	12,450	372,504
AMETEK, Inc.	63,433	14,207,723
Amprius Technologies, Inc. (a)	30,955	385,080
Array Technologies, Inc. (a)	41,316	467,904
Atkore, Inc.	9,234	641,301
Eaton Corp. PLC	106,914	37,571,718
Emerson Electric Co.	154,590	22,718,546
EnerSys	10,288	1,853,795
Enovix Corp. (a)	49,346	326,670
Eos Energy Enterprises, Inc. (a)	89,083	1,304,175
Fluence Energy, Inc. (a)	18,002	553,922
Generac Holdings, Inc. (a)	16,075	2,701,243
Hubbell, Inc.	14,609	7,128,315
LSI Industries, Inc.	7,617	168,412
Nextpower, Inc. Class A (a)	40,768	4,773,525
nVent Electric PLC	44,226	4,964,811
Plug Power, Inc. (a)	308,913	653,351
Powell Industries, Inc.	2,697	1,196,362
Preformed Line Products Co.	767	192,471
Regal Rexnord Corp.	17,282	2,791,043
Rockwell Automation, Inc.	30,904	13,030,672
Sensata Technologies Holding PLC	40,137	1,388,339
SES AI Corp. (a)	57,317	116,353
Shoals Technologies Group, Inc. Class A (a)	46,272	436,808
Sunrun, Inc. (a)	63,411	1,204,809

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	30

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
T1 Energy, Inc. (a)	30,139	$251,058
Thermon Group Holdings, Inc. (a)	9,447	427,477
Vertiv Holdings Co. Class A	99,661	18,554,885
Vicor Corp. (a)	6,439	1,015,237
		144,243,244
Heavy Electrical Equipment – 3.6%
Bloom Energy Corp. Class A (a)	61,076	9,245,074
GE Vernova, Inc.	74,781	54,318,675
NANO Nuclear Energy, Inc. (a)	10,955	322,022
NuScale Power Corp. (a)	38,872	679,483
Power Solutions International, Inc. (a)	2,522	180,727
		64,745,981
TOTAL ELECTRICAL EQUIPMENT		208,989,225
GROUND TRANSPORTATION – 8.4%
Cargo Ground Transportation – 1.7%
ArcBest Corp.	6,221	561,259
Covenant Logistics Group, Inc.	4,339	106,739
Heartland Express, Inc.	13,798	139,222
JB Hunt Transport Services, Inc.	21,251	4,308,003
Knight-Swift Transportation Holdings, Inc.	44,489	2,451,344
Landstar System, Inc.	9,543	1,425,342
Marten Transport Ltd.	17,489	215,115
Old Dominion Freight Line, Inc.	51,954	8,998,433
RXO, Inc. (a)	28,935	421,872
Ryder System, Inc.	11,190	2,140,423
Saia, Inc. (a)	7,303	2,445,556
Schneider National, Inc. Class B	15,227	408,693
U-Haul Holding Co. (a)	2,142	121,130
U-Haul Holding Co.	29,092	1,492,710
Werner Enterprises, Inc.	16,390	561,357
XPO, Inc. (a)	32,389	4,797,135
		30,594,333
Passenger Ground Transportation – 2.5%
Avis Budget Group, Inc. (a)	4,818	554,022
Hertz Global Holdings, Inc. (a)	33,529	164,292
Lyft, Inc. Class A (a)	106,096	1,789,839
Uber Technologies, Inc. (a)	544,197	43,562,970
		46,071,123
Rail Transportation – 4.2%
CSX Corp.	512,074	19,335,914
FTAI Infrastructure, Inc.	30,281	176,236
Norfolk Southern Corp.	61,647	17,954,072
Union Pacific Corp.	162,904	38,298,731
		75,764,953
TOTAL GROUND TRANSPORTATION		152,430,409

	Shares	Value
INDUSTRIAL CONGLOMERATES – 3.4%
Industrial Conglomerates – 3.4%
3M Co.	146,313	$22,409,299
Honeywell International, Inc.	174,376	39,674,028
TOTAL INDUSTRIAL CONGLOMERATES		62,083,327
MACHINERY – 20.2%
Agricultural & Farm Machinery – 2.5%
AGCO Corp.	17,473	1,981,613
Alamo Group, Inc.	2,821	550,969
CNH Industrial NV	239,947	2,581,830
Deere & Co.	70,522	37,235,616
Lindsay Corp.	2,940	368,294
Toro Co.	26,886	2,460,069
		45,178,391
Construction Machinery & Heavy Transportation Equipment – 8.1%
Aebi Schmidt Holding AG	10,561	154,613
Allison Transmission Holdings, Inc.	22,943	2,493,904
Astec Industries, Inc.	5,617	273,660
Atmus Filtration Technologies, Inc.	22,522	1,305,600
Blue Bird Corp. (a)	8,820	443,734
Caterpillar, Inc.	128,696	84,599,603
Cummins, Inc.	37,866	21,917,598
Douglas Dynamics, Inc.	6,152	231,808
Federal Signal Corp.	16,780	1,813,750
Greenbrier Cos., Inc.	8,586	432,906
Microvast Holdings, Inc. (a)	58,032	152,044
Oshkosh Corp.	17,616	2,533,533
PACCAR, Inc.	144,248	17,729,522
REV Group, Inc.	13,501	862,714
Terex Corp.	18,000	1,026,000
Trinity Industries, Inc.	22,488	646,305
Westinghouse Air Brake Technologies Corp.	46,965	10,808,525
		147,425,819
Industrial Machinery & Supplies & Components – 9.6%
Albany International Corp. Class A	8,041	446,195
CECO Environmental Corp. (a)	8,222	554,409
Chart Industries, Inc. (a)	12,308	2,551,941
Crane Co.	13,395	2,446,463
Donaldson Co., Inc.	31,802	3,241,896
Dover Corp.	37,663	7,588,718
Energy Recovery, Inc. (a)	14,332	209,104
Enerpac Tool Group Corp.	14,679	592,444
Enpro, Inc.	5,804	1,385,879
Esab Corp.	15,933	1,929,486
ESCO Technologies, Inc.	7,059	1,610,652
Flowserve Corp.	36,011	2,814,260
Fortive Corp.	92,964	4,909,429
Franklin Electric Co., Inc.	10,372	1,033,259
Gates Industrial Corp. PLC (a)	70,870	1,631,427
See accompanying notes which are an integral part of the financial statements.
31	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
Gorman-Rupp Co.	5,768	$314,298
Graco, Inc.	45,521	3,975,349
Helios Technologies, Inc.	9,268	600,381
Hillenbrand, Inc.	19,225	613,470
Hillman Solutions Corp. (a)	53,697	503,141
Hyster-Yale, Inc.	2,361	78,975
IDEX Corp.	20,707	4,111,375
Illinois Tool Works, Inc.	76,066	19,873,003
Ingersoll Rand, Inc.	109,175	9,398,876
ITT, Inc.	23,639	4,309,390
JBT Marel Corp.	14,244	2,240,724
Kadant, Inc.	3,229	1,036,638
Kennametal, Inc.	19,959	686,390
Lincoln Electric Holdings, Inc.	15,163	4,023,502
Middleby Corp. (a)	13,215	1,944,851
Mueller Industries, Inc.	28,863	3,929,409
Mueller Water Products, Inc. Class A	42,911	1,161,601
Nordson Corp.	14,667	4,026,531
Otis Worldwide Corp.	107,821	9,210,070
Parker-Hannifin Corp.	34,759	32,528,862
Pentair PLC	44,953	4,736,698
Proto Labs, Inc. (a)	6,666	350,965
RBC Bearings, Inc. (a)	8,234	4,114,283
Richtech Robotics, Inc. Class B (a)	43,512	155,773
Snap-on, Inc.	14,329	5,245,990
SPX Technologies, Inc. (a)	13,566	2,827,290
Standex International Corp.	3,317	796,080
Stanley Black & Decker, Inc.	42,585	3,349,736
Symbotic, Inc. (a)	13,882	754,764
Tennant Co.	4,897	372,613
Timken Co.	18,125	1,689,069
Watts Water Technologies, Inc. Class A	7,496	2,243,628
Worthington Enterprises, Inc.	8,910	495,129
Xylem, Inc.	66,840	9,215,231
		173,859,647
TOTAL MACHINERY		366,463,857
MARINE TRANSPORTATION – 0.1%
Marine Transportation – 0.1%
Genco Shipping & Trading Ltd.	8,872	185,425
Kirby Corp. (a)	3,951	464,874
Matson, Inc.	2,170	347,851
TOTAL MARINE TRANSPORTATION		998,150
PASSENGER AIRLINES – 0.4%
Passenger Airlines – 0.4%
Alaska Air Group, Inc. (a)	7,904	401,760

	Shares	Value

Allegiant Travel Co. (a)	1,262	$111,851
American Airlines Group, Inc. (a)	45,955	611,201
Delta Air Lines, Inc.	44,694	2,944,888
Frontier Group Holdings, Inc. (a)	15,395	71,433
JetBlue Airways Corp. (a)	23,826	116,033
Joby Aviation, Inc. (a)	61,283	647,761
SkyWest, Inc. (a)	2,801	270,352
United Airlines Holdings, Inc. (a)	22,224	2,273,960
TOTAL PASSENGER AIRLINES		7,449,239
PROFESSIONAL SERVICES – 6.5%
Data Processing & Outsourced Services – 1.0%
Broadridge Financial Solutions, Inc.	32,029	6,313,236
Concentrix Corp.	10,482	391,503
CSG Systems International, Inc.	7,858	626,675
ExlService Holdings, Inc. (a)	44,412	1,738,730
Genpact Ltd.	45,487	2,005,977
Maximus, Inc.	15,509	1,464,670
SS&C Technologies Holdings, Inc.	60,423	4,948,039
TaskUS, Inc. Class A (a)	3,788	40,910
Verra Mobility Corp. (a)	43,682	843,063
		18,372,803
Human Resource & Employment Services – 2.6%
Alight, Inc. Class A	117,925	180,425
Automatic Data Processing, Inc.	111,267	27,462,921
Barrett Business Services, Inc.	7,099	269,762
Dayforce, Inc. (a)	36,899	2,555,994
First Advantage Corp. (a)	22,009	297,122
Insperity, Inc.	9,944	424,907
Kforce, Inc.	5,387	190,323
Korn Ferry	14,434	1,002,730
ManpowerGroup, Inc.	12,796	464,879
Paychex, Inc.	88,989	9,177,436
Paycom Software, Inc.	13,914	1,874,911
Paylocity Holding Corp. (a)	12,136	1,638,117
Robert Half, Inc.	28,088	972,126
TriNet Group, Inc.	8,614	527,521
Upwork, Inc. (a)	34,307	687,169
		47,726,343
Research & Consulting Services – 2.9%
Amentum Holdings, Inc. (a)	43,322	1,550,061
BlackSky Technology, Inc. (a)	7,813	172,433
Booz Allen Hamilton Holding Corp.	33,853	2,993,282
CACI International, Inc. Class A (a)	6,043	3,750,165
CBIZ, Inc. (a)	13,439	528,825
Clarivate PLC (a)	86,150	228,297
CRA International, Inc.	1,783	336,880
Equifax, Inc.	33,987	6,844,982
Exponent, Inc.	13,834	994,250
FTI Consulting, Inc. (a)	8,906	1,555,611
Huron Consulting Group, Inc. (a)	4,748	802,412

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	32

Common Stocks – continued
	Shares	Value
PROFESSIONAL SERVICES – continued
Research & Consulting Services – continued
ICF International, Inc.	4,989	$465,224
Innodata, Inc. (a)	8,607	477,172
Jacobs Solutions, Inc.	32,780	4,433,823
KBR, Inc.	35,538	1,521,382
Legalzoom.com, Inc. (a)	32,315	287,280
Leidos Holdings, Inc.	33,457	6,299,284
Parsons Corp. (a)	16,120	1,129,367
Planet Labs PBC (a)	67,001	1,673,015
Science Applications International Corp.	12,652	1,287,467
TIC Solutions, Inc. (a)	39,313	397,061
TransUnion	53,529	4,229,862
UL Solutions, Inc. Class A	20,697	1,453,550
Verisk Analytics, Inc.	38,378	8,345,680
Willdan Group, Inc. (a)	4,038	509,596
		52,266,961
TOTAL PROFESSIONAL SERVICES		118,366,107
TRADING COMPANIES & DISTRIBUTORS – 5.1%
Trading Companies & Distributors – 5.1%
Air Lease Corp.	29,291	1,893,077
Applied Industrial Technologies, Inc.	10,357	2,697,066
BlueLinx Holdings, Inc. (a)	2,194	152,615
Boise Cascade Co.	10,279	830,646
Core & Main, Inc. Class A (a)	52,186	2,784,645
Custom Truck One Source, Inc. (a)	17,193	108,660
Distribution Solutions Group, Inc. (a)	2,540	72,111
DNOW, Inc. (a)	51,365	780,234
DXP Enterprises, Inc. (a)	3,683	478,974
Fastenal Co.	315,241	13,668,850
Ferguson Enterprises, Inc.	53,847	13,594,214
FTAI Aviation Ltd.	28,131	7,660,634
GATX Corp.	9,299	1,691,581
Global Industrial Co.	5,223	159,615

	Shares	Value

Herc Holdings, Inc.	8,687	$1,245,195
McGrath RentCorp	6,807	760,274
MSC Industrial Direct Co., Inc. Class A	12,281	1,035,779
NPK International, Inc. (a)	22,521	311,015
QXO, Inc. (a)	166,586	3,694,877
Rush Enterprises, Inc. Class A	16,790	1,077,750
Rush Enterprises, Inc. Class B	2,126	125,455
SiteOne Landscape Supply, Inc. (a)	12,307	1,766,547
Transcat, Inc. (a)	2,502	150,896
United Rentals, Inc.	17,664	13,814,308
Watsco, Inc.	9,556	3,692,916
WESCO International, Inc.	13,398	3,877,783
Willis Lease Finance Corp.	849	154,756
WW Grainger, Inc.	12,502	13,501,410
Xometry, Inc. Class A (a)	12,294	702,356
TOTAL TRADING COMPANIES & DISTRIBUTORS		92,484,239
TOTAL COMMON STOCKS (Cost $1,307,005,005)		1,810,054,710
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.59% (b) (Cost $3,330,000)	3,330,000	3,330,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,310,335,005)		1,813,384,710
NET OTHER ASSETS (LIABILITIES) – 0.0%		377,313
NET ASSETS – 100.0%		$1,813,762,023

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	18	March 2026	3,012,660	$ 115,022	$ 115,022
CME E-mini Russell 2000 Index Contracts (United States)	3	March 2026	393,690	3,563	3,563
Total Equity Index Contracts					$118,585
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
33	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,810,054,710	$1,810,054,710	$—	$—
Money Market Funds	3,330,000	3,330,000	—	—
Total Investments in Securities:	$1,813,384,710	$1,813,384,710	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$118,585	$118,585	$—	$—
Total Assets	$118,585	$118,585	$—	$—
Total Derivative Instruments:	$118,585	$118,585	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$118,585	$0
Total Equity Risk	118,585	0
Total Value of Derivatives	$118,585	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	34

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 4.0%
Communications Equipment – 4.0%
ADTRAN Holdings, Inc. (a)	224,435	$2,069,291
Applied Optoelectronics, Inc. (a)	162,341	7,079,691
Arista Networks, Inc. (a)	920,625	130,489,388
Calix, Inc. (a)	187,460	8,373,838
Ciena Corp. (a)	183,557	46,221,488
Cisco Systems, Inc.	3,237,088	253,528,732
Digi International, Inc. (a)	112,609	4,850,070
Extreme Networks, Inc. (a)	406,630	5,928,665
F5, Inc. (a)	82,298	22,682,152
Harmonic, Inc. (a)	344,256	3,346,168
Lumentum Holdings, Inc. (a)	116,700	45,727,728
Motorola Solutions, Inc.	153,665	61,856,309
NETGEAR, Inc. (a)	85,215	1,781,846
NetScout Systems, Inc. (a)	215,732	5,999,507
Ondas, Inc. (a)	32,754	339,331
Ribbon Communications, Inc. (a)	313,087	820,288
Viasat, Inc. (a)	316,737	14,307,010
Viavi Solutions, Inc. (a)	679,546	16,621,695
Vistance Networks, Inc. (a)	626,362	11,274,516
TOTAL COMMUNICATIONS EQUIPMENT		643,297,713
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 6.0%
Electronic Components – 2.1%
Amphenol Corp. Class A	1,045,057	150,571,813
Bel Fuse, Inc. Class B	32,548	6,548,332
Belden, Inc.	120,047	14,106,723
Coherent Corp. (a)	220,385	46,761,289
Corning, Inc.	800,493	82,650,902
Knowles Corp. (a)	264,735	6,417,177
Littelfuse, Inc.	66,745	21,609,361
Rogers Corp. (a)	47,088	4,578,837
Vishay Intertechnology, Inc.	338,212	6,814,972
		340,059,406
Electronic Equipment & Instruments – 1.7%
Advanced Energy Industries, Inc.	103,431	26,412,140
Aeva Technologies, Inc. (a)	50,232	641,463
Arlo Technologies, Inc. (a)	310,944	3,945,879
Badger Meter, Inc.	86,694	12,707,607
Cognex Corp.	410,163	15,889,715
Crane NXT Co.	157,127	7,938,056
Daktronics, Inc. (a)	119,577	2,768,208
Evolv Technologies Holdings, Inc. (a)	319,430	1,977,272
Itron, Inc. (a)	132,646	13,142,566
Keysight Technologies, Inc. (a)	205,679	44,494,538
Mirion Technologies, Inc. (a)	652,250	16,201,890
Napco Security Technologies, Inc.	108,546	4,004,262
nLight, Inc. (a)	142,966	6,520,679
Novanta, Inc. (a)	109,458	14,726,479
OSI Systems, Inc. (a)	48,517	12,136,042

	Shares	Value

Ouster, Inc. (a)	155,564	$3,240,398
Powerfleet, Inc. NJ (a)	371,899	1,900,404
Ralliant Corp.	345,230	18,286,833
Teledyne Technologies, Inc. (a)	58,345	36,191,403
Vontier Corp.	397,824	14,918,400
Zebra Technologies Corp. Class A (a)	76,201	17,905,711
		275,949,945
Electronic Manufacturing Services – 1.6%
Benchmark Electronics, Inc.	109,883	5,729,300
CTS Corp.	86,273	4,435,295
Fabrinet (a)	62,804	30,738,790
Flex Ltd. (a)	538,090	33,921,194
IPG Photonics Corp. (a)	77,692	7,179,518
Jabil, Inc.	147,929	35,087,279
Plexus Corp. (a)	82,233	16,391,504
Sanmina Corp. (a)	134,155	19,007,080
TE Connectivity PLC	290,348	64,683,727
TTM Technologies, Inc. (a)	304,279	29,880,198
		247,053,885
Technology Distributors – 0.6%
Arrow Electronics, Inc. (a)	137,070	18,160,404
Avnet, Inc.	248,702	15,516,518
CDW Corp.	174,203	22,017,517
ePlus, Inc.	80,754	6,929,501
Insight Enterprises, Inc. (a)	87,471	7,349,313
PC Connection, Inc.	34,792	2,046,117
ScanSource, Inc. (a)	65,347	2,809,268
TD SYNNEX Corp.	137,931	21,885,512
		96,714,150
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		959,777,386
IT SERVICES – 5.0%
Internet Services & Infrastructure – 1.9%
Akamai Technologies, Inc. (a)	276,720	26,883,348
Applied Digital Corp. (a)	614,312	20,812,891
Cloudflare, Inc. Class A (a)	300,819	53,350,250
CoreWeave, Inc. Class A (a)	2,210	205,950
DigitalOcean Holdings, Inc. (a)	207,798	11,480,839
Fastly, Inc. Class A (a)	421,000	3,894,250
GoDaddy, Inc. Class A (a)	193,995	19,500,377
MongoDB, Inc. (a)	105,618	39,219,132
Okta, Inc. (a)	265,859	22,459,768
Snowflake, Inc. (a)	303,570	58,497,939
Twilio, Inc. Class A (a)	238,050	28,675,503
VeriSign, Inc.	112,204	27,403,583
Whitefiber, Inc. (a)	8,864	172,937
		312,556,767
IT Consulting & Other Services – 3.1%
Accenture PLC Class A	523,223	137,942,512

See accompanying notes which are an integral part of the financial statements.
35	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
IT SERVICES – continued
IT Consulting & Other Services – continued
ASGN, Inc. (a)	133,337	$6,945,524
BigBear.ai Holdings, Inc. (a)	898,594	4,528,914
Cognizant Technology Solutions Corp. Class A	552,294	45,321,246
DXC Technology Co. (a)	540,806	7,803,831
EPAM Systems, Inc. (a)	120,252	25,084,567
Gartner, Inc. (a)	109,128	22,874,320
Grid Dynamics Holdings, Inc. (a)	209,171	1,729,844
Hackett Group, Inc.	77,181	1,408,553
International Business Machines Corp.	760,885	233,363,429
Kyndryl Holdings, Inc. (a)	584,447	13,442,281
		500,445,021
TOTAL IT SERVICES		813,001,788
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 39.9%
Semiconductor Materials & Equipment – 5.5%
ACM Research, Inc. Class A (a)	162,872	9,466,121
Aehr Test Systems (a)	7,959	204,069
Amkor Technology, Inc.	376,012	18,172,660
Applied Materials, Inc.	678,530	218,703,790
Axcelis Technologies, Inc. (a)	94,812	8,350,093
Cohu, Inc. (a)	139,460	3,980,188
Enphase Energy, Inc. (a)	399,353	14,768,074
Entegris, Inc.	271,024	31,999,804
FormFactor, Inc. (a)	234,639	16,539,703
Ichor Holdings Ltd. (a)	106,664	3,236,186
KLA Corp.	114,128	162,967,936
Kulicke & Soffa Industries, Inc.	160,642	9,209,606
Lam Research Corp.	1,063,533	248,292,414
MKS, Inc.	154,933	36,472,777
Onto Innovation, Inc. (a)	148,149	29,933,505
PDF Solutions, Inc. (a)	92,375	2,942,144
Photronics, Inc. (a)	183,111	6,330,147
Qnity Electronics, Inc.	2,290	220,252
SolarEdge Technologies, Inc. (a)	179,347	5,550,790
Teradyne, Inc.	210,111	50,647,257
Ultra Clean Holdings, Inc. (a)	140,532	6,138,438
Veeco Instruments, Inc. (a)	182,924	5,712,716
		889,838,670
Semiconductors – 34.4%
Advanced Micro Devices, Inc. (a)	1,302,281	308,288,981
Allegro MicroSystems, Inc. (a)	394,039	14,543,980
Alpha & Omega Semiconductor Ltd. (a)	76,932	1,700,197
Ambarella, Inc. (a)	122,661	7,855,211
Analog Devices, Inc.	429,444	133,505,551
Astera Labs, Inc. (a)	189,691	28,571,258
Broadcom, Inc.	2,099,632	695,608,082

	Shares	Value

CEVA, Inc. (a)	82,191	$1,733,408
Cirrus Logic, Inc. (a)	148,572	19,364,875
Credo Technology Group Holding Ltd. (a)	217,757	27,280,597
Diodes, Inc. (a)	141,220	8,358,812
First Solar, Inc. (a)	137,185	30,937,961
Impinj, Inc. (a)	79,702	11,006,846
indie Semiconductor, Inc. Class A (a)	593,198	2,432,112
Intel Corp. (a)	3,744,587	174,010,958
Lattice Semiconductor Corp. (a)	297,981	23,993,430
MACOM Technology Solutions Holdings, Inc. (a)	144,162	31,580,128
Marvell Technology, Inc.	811,496	64,043,264
MaxLinear, Inc. (a)	248,291	4,307,849
Microchip Technology, Inc.	596,896	45,316,344
Micron Technology, Inc.	923,028	382,945,857
Monolithic Power Systems, Inc.	50,914	57,234,973
Navitas Semiconductor Corp. (a)	437,786	3,756,204
NVIDIA Corp.	15,270,632	2,918,675,894
NXP Semiconductors NV	245,336	55,480,283
ON Semiconductor Corp. (a)	556,046	33,301,595
Penguin Solutions, Inc. (a)	151,509	2,910,488
Power Integrations, Inc.	171,360	7,872,278
Qorvo, Inc. (a)	202,671	15,830,632
QUALCOMM, Inc.	910,458	138,016,328
Rambus, Inc. (a)	237,421	27,025,632
Rigetti Computing, Inc. (a)	686,241	12,468,999
Semtech Corp. (a)	263,715	21,031,271
Silicon Laboratories, Inc. (a)	99,147	14,123,490
SiTime Corp. (a)	66,575	24,174,048
SkyWater Technology, Inc. (a)	11,356	359,531
Skyworks Solutions, Inc.	277,290	15,461,690
Synaptics, Inc. (a)	117,341	9,681,806
Texas Instruments, Inc.	757,022	163,176,092
Universal Display Corp.	119,939	13,771,396
		5,551,738,331
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		6,441,577,001
SOFTWARE – 27.6%
Application Software – 11.9%
ACI Worldwide, Inc. (a)	315,573	13,683,245
Adobe, Inc. (a)	361,402	105,981,136
Agilysys, Inc. (a)	81,027	7,029,092
Alarm.com Holdings, Inc. (a)	143,830	7,016,027
Alkami Technology, Inc. (a)	218,938	4,639,296
Amplitude, Inc. Class A (a)	270,656	2,481,916
Appfolio, Inc. Class A (a)	62,953	11,953,516
AppLovin Corp. Class A (a)	203,208	96,139,737
Asana, Inc. Class A (a)	260,794	2,673,139

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	36

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Atlassian Corp. Class A (a)	201,431	$23,805,116
Aurora Innovation, Inc. (a)	2,628,827	11,041,073
Autodesk, Inc. (a)	206,184	52,137,748
AvePoint, Inc. (a)	371,189	4,316,928
Bentley Systems, Inc. Class B	359,744	12,634,209
Bill Holdings, Inc. (a)	264,193	11,405,212
Bit Digital, Inc. (a)	972,690	1,974,561
Blackbaud, Inc. (a)	118,125	6,343,313
BlackLine, Inc. (a)	161,259	7,493,706
Blend Labs, Inc. Class A (a)	620,465	1,476,707
Box, Inc. Class A (a)	440,798	11,174,229
Braze, Inc. Class A (a)	223,029	4,643,464
C3.ai, Inc. Class A (a)	382,012	4,205,952
Cadence Design Systems, Inc. (a)	242,907	71,987,919
CCC Intelligent Solutions Holdings, Inc. (a)	1,504,455	11,403,769
Cipher Mining, Inc. (a)	789,214	12,595,855
Cleanspark, Inc. (a)	855,185	10,125,390
Clear Secure, Inc. Class A	238,748	7,787,960
Clearwater Analytics Holdings, Inc. Class A (a)	782,728	18,855,918
Confluent, Inc. Class A (a)	827,894	25,283,883
Core Scientific, Inc. (a)	751,970	13,527,940
Daily Journal Corp. (a)	3,894	2,283,325
Datadog, Inc. Class A (a)	317,561	41,066,989
Docusign, Inc. (a)	331,869	17,436,397
Dropbox, Inc. Class A (a)	566,976	14,446,548
D-Wave Quantum, Inc. (a)	741,699	15,738,853
Dynatrace, Inc. (a)	488,747	18,616,373
Elastic NV (a)	229,058	15,101,794
Fair Isaac Corp. (a)	27,274	39,906,499
Five9, Inc. (a)	211,869	3,741,607
Freshworks, Inc. Class A (a)	579,935	6,251,699
Guidewire Software, Inc. (a)	119,665	16,844,045
HubSpot, Inc. (a)	66,712	18,679,360
Hut 8 Corp. (a)	300,880	16,798,130
I3 Verticals, Inc. Class A (a)	69,421	1,541,840
Intapp, Inc. (a)	172,502	5,856,443
InterDigital, Inc.	64,437	21,034,814
Intuit, Inc.	232,240	115,869,181
Jamf Holding Corp. (a)	220,752	2,880,814
Klaviyo, Inc. Class A (a)	311,997	6,929,453
Life360, Inc. (a)	199,313	11,418,642
LiveRamp Holdings, Inc. (a)	200,086	4,872,094
Manhattan Associates, Inc. (a)	103,308	15,600,541
MARA Holdings, Inc. (a)	1,047,296	9,949,312
nCino, Inc. (a)	317,657	6,781,977
NCR Voyix Corp. (a)	398,381	3,951,940
NextNav, Inc. (a)	225,305	3,235,380

	Shares	Value

Nutanix, Inc. Class A (a)	372,888	$14,665,685
Pagaya Technologies Ltd. Class A (a)	143,955	2,791,287
PagerDuty, Inc. (a)	269,107	2,852,534
Palantir Technologies, Inc. Class A (a)	1,789,621	262,340,542
PAR Technology Corp. (a)	123,283	3,231,247
Pegasystems, Inc.	286,498	12,517,098
Pivotal Software, Inc. (a)	33,514	0
Porch Group, Inc. (a)	204,237	1,611,430
Procore Technologies, Inc. (a)	275,179	15,544,862
PTC, Inc. (a)	150,365	23,476,487
Q2 Holdings, Inc. (a)	189,643	11,615,634
RingCentral, Inc. Class A (a)	219,509	5,680,893
Riot Platforms, Inc. (a)	1,024,453	15,848,288
Roper Technologies, Inc.	105,244	39,069,730
Salesforce, Inc.	779,828	165,549,686
Samsara, Inc. Class A (a)	597,108	16,748,879
SEMrush Holdings, Inc. Class A (a)	137,664	1,636,825
ServiceTitan, Inc. Class A (a)	2,710	212,301
SoundHound AI, Inc. Class A (a)	1,112,065	9,408,070
Sprinklr, Inc. Class A (a)	369,189	2,355,426
Sprout Social, Inc. Class A (a)	158,254	1,432,199
SPS Commerce, Inc. (a)	115,601	10,318,545
Strategy, Inc. (a)	231,642	34,679,124
Synopsys, Inc. (a)	167,850	78,069,553
Terawulf, Inc. (a)	933,000	12,474,210
Trimble, Inc. (a)	328,469	22,204,504
Tyler Technologies, Inc. (a)	54,255	20,041,797
Unity Software, Inc. (a)	638,428	18,578,255
Vertex, Inc. Class A (a)	222,891	4,134,628
Weave Communications, Inc. (a)	186,862	1,214,603
Workday, Inc. Class A (a)	219,723	38,589,950
Workiva, Inc. (a)	150,025	11,554,926
Yext, Inc. (a)	316,679	2,267,422
Zeta Global Holdings Corp. Class A (a)	547,108	10,165,267
Zoom Communications, Inc. (a)	359,238	33,085,820
		1,918,619,713
Systems Software – 15.7%
A10 Networks, Inc.	219,394	3,826,231
Adeia, Inc.	330,298	5,975,091
Appian Corp. Class A (a)	100,554	2,805,457
Commvault Systems, Inc. (a)	100,907	8,647,730
Crowdstrike Holdings, Inc. Class A (a)	218,277	96,348,559
Dolby Laboratories, Inc. Class A	186,914	11,998,010
Fortinet, Inc. (a)	654,191	53,159,561
Gen Digital, Inc.	791,198	18,980,840
Gitlab, Inc. Class A (a)	398,253	13,930,890
JFrog Ltd. (a)	296,401	16,242,775
See accompanying notes which are an integral part of the financial statements.
37	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Systems Software – continued
Microsoft Corp.	4,108,927	$1,768,030,199
N-able, Inc. (a)	235,118	1,427,166
OneSpan, Inc.	106,849	1,258,681
Onestream, Inc. (a)	206,543	4,876,480
Oracle Corp.	1,347,922	221,841,003
Palo Alto Networks, Inc. (a)	577,423	102,186,548
Progress Software Corp. (a)	130,704	5,348,408
Qualys, Inc. (a)	110,570	14,584,183
Rapid7, Inc. (a)	179,595	2,140,772
Rubrik, Inc. Class A (a)	234,280	13,107,966
SentinelOne, Inc. Class A (a)	920,320	12,866,074
ServiceNow, Inc. (a)	859,295	100,546,108
Tenable Holdings, Inc. (a)	371,857	8,203,165
Teradata Corp. (a)	261,926	7,470,129
UiPath, Inc. Class A (a)	1,241,420	15,629,478
Varonis Systems, Inc. (a)	300,902	8,978,916
Zscaler, Inc. (a)	122,354	24,472,023
		2,544,882,443
TOTAL SOFTWARE		4,463,502,156
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 17.3%
Technology Hardware, Storage & Peripherals – 17.3%
Apple, Inc.	8,933,593	2,318,088,712
Corsair Gaming, Inc. (a)	137,157	699,501
Dell Technologies, Inc. Class C	334,734	38,306,959
Diebold Nixdorf, Inc. (a)	44,567	3,075,569
GPGI, Inc. (a)	473,440	11,158,981
Hewlett Packard Enterprise Co.	1,574,937	33,892,644
HP, Inc.	1,171,069	22,765,581

	Shares	Value

IonQ, Inc. (a)	483,391	$19,325,972
NetApp, Inc.	264,613	25,495,463
Pure Storage, Inc. Class A (a)	414,558	28,828,363
Quantum Computing, Inc. (a)	613,241	5,684,744
Sandisk Corp. (a)	162,916	93,880,345
Seagate Technology Holdings PLC	218,838	89,218,064
Super Micro Computer, Inc. (a)	656,168	19,101,050
Western Digital Corp.	360,753	90,271,223
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		2,799,793,171
TOTAL COMMON STOCKS (Cost $8,578,044,251)		16,120,949,215
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.59% (b) (Cost $25,724,000)	25,724,000	25,724,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $8,603,768,251)		16,146,673,215
NET OTHER ASSETS (LIABILITIES) – 0.0%		2,280,374
NET ASSETS – 100.0%		$16,148,953,589

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	11	March 2026	1,443,530	$ 11,728	$ 11,728
CME E-mini Technology Select Sector Index Contracts (United States)	87	March 2026	25,337,880	(427,411)	(427,411)
Total Equity Index Contracts					$(415,683)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	38

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	16,120,949,215	16,120,949,215	$—	$—
Money Market Funds	25,724,000	25,724,000	—	—
Total Investments in Securities:	$16,146,673,215	$16,146,673,215	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$11,728	$11,728	$—	$—
Total Assets	$11,728	$11,728	$—	$—
Liabilities
Futures Contracts	$(427,411)	$(427,411)	$—	$—
Total Liabilities	$(427,411)	$(427,411)	$—	$—
Total Derivative Instruments:	$(415,683)	$(415,683)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$11,728	$(427,411)
Total Equity Risk	11,728	(427,411)
Total Value of Derivatives	$11,728	$(427,411)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
39	Semi-Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 48.4%
Commodity Chemicals – 3.1%
AdvanSix, Inc.	8,872	$140,532
Cabot Corp.	17,864	1,289,602
Dow, Inc.	237,721	6,549,214
Hawkins, Inc.	6,666	868,246
Koppers Holdings, Inc.	6,608	194,672
LyondellBasell Industries NV Class A	86,305	4,228,945
Olin Corp.	38,487	800,914
PureCycle Technologies, Inc. (a)	45,343	433,479
Tronox Holdings PLC	39,826	241,346
Westlake Corp.	12,908	1,023,863
		15,770,813
Diversified Chemicals – 0.2%
Chemours Co.	50,256	753,337
Huntsman Corp.	55,407	599,504
		1,352,841
Fertilizers & Agricultural Chemicals – 5.2%
CF Industries Holdings, Inc.	54,320	5,064,254
Corteva, Inc.	227,746	16,579,909
FMC Corp.	41,929	662,478
Mosaic Co.	106,504	2,928,860
Scotts Miracle-Gro Co.	15,504	995,667
		26,231,168
Industrial Gases – 18.2%
Air Products & Chemicals, Inc.	74,637	20,338,583
Linde PLC	157,256	71,861,274
		92,199,857
Specialty Chemicals – 21.7%
Albemarle Corp.	39,467	6,734,254
Ashland, Inc.	15,341	938,256
ASP Isotopes, Inc. (a)	35,614	225,793
Aspen Aerogels, Inc. (a)	23,489	79,158
Avient Corp.	30,731	1,110,926
Axalta Coating Systems Ltd. (a)	72,548	2,436,162
Balchem Corp.	10,869	1,849,578
Celanese Corp.	36,679	1,630,015
DuPont de Nemours, Inc.	140,423	6,167,378
Eastman Chemical Co.	38,471	2,666,810
Ecolab, Inc.	85,606	24,140,036
Ecovyst, Inc. (a)	38,410	407,530
Element Solutions, Inc.	76,893	2,237,586
HB Fuller Co.	18,167	1,091,837
Ingevity Corp. (a)	12,245	805,599
Innospec, Inc.	8,334	681,054
International Flavors & Fragrances, Inc.	85,950	6,000,169
Minerals Technologies, Inc.	10,535	692,782
NewMarket Corp.	2,674	1,793,692
Perimeter Solutions, Inc. (a)	46,537	1,216,942
PPG Industries, Inc.	75,692	8,752,266

	Shares	Value

Quaker Chemical Corp.	4,677	$719,042
RPM International, Inc.	43,001	4,599,387
Sensient Technologies Corp.	12,126	1,146,149
Sherwin-Williams Co.	79,437	28,171,538
Solstice Advanced Materials, Inc. (a)	53,907	3,329,835
Stepan Co.	7,217	415,771
		110,039,545
TOTAL CHEMICALS		245,594,224
CONSTRUCTION MATERIALS – 13.2%
Construction Materials – 13.2%
Amrize Ltd. (a)	166,936	8,784,172
CRH PLC	225,586	27,613,982
Eagle Materials, Inc.	10,872	2,215,822
Knife River Corp. (a)	19,035	1,278,581
Martin Marietta Materials, Inc.	20,224	13,185,037
U.S. Lime & Minerals, Inc.	3,831	461,751
Vulcan Materials Co.	44,310	13,316,927
TOTAL CONSTRUCTION MATERIALS		66,856,272
CONTAINERS & PACKAGING – 10.4%
Metal, Glass & Plastic Containers – 3.0%
AptarGroup, Inc.	22,108	2,762,395
Ball Corp.	86,706	4,930,970
Crown Holdings, Inc.	39,039	4,086,602
Greif, Inc. Class A	8,341	589,041
Greif, Inc. Class B	1,464	121,776
O-I Glass, Inc. (a)	51,724	790,343
Silgan Holdings, Inc.	30,524	1,317,111
TriMas Corp.	10,848	377,185
		14,975,423
Paper & Plastic Packaging Products & Materials – 7.4%
Amcor PLC	154,828	6,851,139
Avery Dennison Corp.	26,152	4,851,458
Eightco Holdings, Inc. (a)	27,075	39,259
Graphic Packaging Holding Co.	99,165	1,452,767
International Paper Co.	168,213	6,782,348
Packaging Corp. of America	30,176	6,715,669
Sealed Air Corp.	49,330	2,065,940
Smurfit WestRock PLC	175,102	7,289,496
Sonoco Products Co.	33,043	1,586,064
		37,634,140
TOTAL CONTAINERS & PACKAGING		52,609,563
METALS & MINING – 27.4%
Aluminum – 1.5%
Alcoa Corp.	86,831	4,932,869
Century Aluminum Co. (a)	18,801	852,250
Constellium SE (a)	42,173	947,627

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	40

Common Stocks – continued
	Shares	Value
METALS & MINING – continued
Aluminum – continued
Kaiser Aluminum Corp.	5,431	$665,949
		7,398,695
Copper – 5.7%
Freeport-McMoRan, Inc.	481,508	29,001,227
Diversified Metals & Mining – 1.2%
American Battery Technology Co. (a)	39,009	157,596
Compass Minerals International, Inc. (a)	11,757	293,690
Ivanhoe Electric, Inc. (a)	31,180	532,866
Materion Corp.	6,956	961,876
MP Materials Corp. (a)	47,464	2,789,459
NioCorp Developments Ltd. (a)	37,941	223,852
TMC the metals Co., Inc. (a)	68,523	453,622
Trilogy Metals, Inc. (a)	35,659	179,722
U.S. Antimony Corp. (a)	39,970	292,980
USA Rare Earth, Inc. (a)	15,174	340,201
		6,225,864
Gold – 10.7%
Coeur Mining, Inc. (a)	215,544	4,405,719
McEwen, Inc. (a)	15,720	379,638
Newmont Corp.	368,381	41,387,605
Perpetua Resources Corp. (a)	25,280	672,954
Royal Gold, Inc.	28,222	7,431,135
		54,277,051
Silver – 1.0%
Hecla Mining Co.	224,689	5,059,996
Steel – 7.3%
Alpha Metallurgical Resources, Inc. (a)	3,724	781,295
Cleveland-Cliffs, Inc. (a)	190,840	2,625,958
Commercial Metals Co.	37,562	2,887,391
Metallus, Inc. (a)	12,596	251,290
Nucor Corp.	76,978	13,680,530

	Shares	Value

Ramaco Resources, Inc. Class A (a)	12,947	$252,596
Reliance, Inc.	17,638	5,811,721
Ryerson Holding Corp.	9,133	257,733
Steel Dynamics, Inc.	46,899	8,421,654
SunCoke Energy, Inc.	28,294	222,391
Warrior Met Coal, Inc.	17,647	1,575,877
Worthington Steel, Inc.	11,086	445,990
		37,214,426
TOTAL METALS & MINING		139,177,259
PAPER & FOREST PRODUCTS – 0.5%
Forest Products – 0.4%
Louisiana-Pacific Corp.	20,982	1,757,033
Paper Products – 0.1%
Sylvamo Corp.	11,516	563,593
TOTAL PAPER & FOREST PRODUCTS		2,320,626
TOTAL COMMON STOCKS (Cost $442,479,946)		506,557,944
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.59% (b) (Cost $1,019,000)	1,019,000	1,019,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $443,498,946)		507,576,944
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(274,644)
NET ASSETS – 100.0%		$507,302,300

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Materials Select Sector Index Contracts (United States)	6	March 2026	$629,400	$49,879	$49,879
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
41	Semi-Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$506,557,944	$506,557,944	$—	$—
Money Market Funds	1,019,000	1,019,000	—	—
Total Investments in Securities:	$507,576,944	$507,576,944	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$49,879	$49,879	$—	$—
Total Assets	$49,879	$49,879	$—	$—
Total Derivative Instruments:	$49,879	$49,879	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$49,879	$0
Total Equity Risk	49,879	0
Total Value of Derivatives	$49,879	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	42

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
DIVERSIFIED REITS – 2.1%
Diversified REITs – 2.1%
Alexander & Baldwin, Inc.	74,065	$1,536,108
American Assets Trust, Inc.	53,693	969,695
Armada Hoffler Properties, Inc.	91,512	637,839
Broadstone Net Lease, Inc.	183,390	3,394,549
Essential Properties Realty Trust, Inc.	165,483	5,024,064
Gladstone Commercial Corp.	47,168	549,507
Global Net Lease, Inc.	193,544	1,830,926
WP Carey, Inc.	208,073	14,513,092
TOTAL DIVERSIFIED REITS		28,455,780
HEALTH CARE REITS – 14.9%
Health Care REITs – 14.9%
Alexandria Real Estate Equities, Inc.	150,766	8,237,854
American Healthcare REIT, Inc.	145,596	6,829,908
CareTrust REIT, Inc.	208,723	7,793,717
Diversified Healthcare Trust	198,201	1,151,548
Healthcare Realty Trust, Inc.	353,659	5,937,935
Healthpeak Properties, Inc.	675,158	11,639,724
LTC Properties, Inc.	44,572	1,625,541
Medical Properties Trust, Inc.	569,986	2,861,330
National Health Investors, Inc.	44,010	3,614,101
Omega Healthcare Investors, Inc.	254,196	11,154,120
Sabra Health Care REIT, Inc.	224,187	4,199,023
Sila Realty Trust, Inc.	54,955	1,338,154
Ventas, Inc.	392,969	30,521,902
Welltower, Inc.	573,939	108,107,150
TOTAL HEALTH CARE REITS		205,012,007
HOTEL & RESORT REITS – 2.2%
Hotel & Resort REITs – 2.2%
Apple Hospitality REIT, Inc.	225,771	2,627,974
DiamondRock Hospitality Co.	203,189	1,865,275
Host Hotels & Resorts, Inc.	673,654	12,482,809
Park Hotels & Resorts, Inc.	208,135	2,274,916
Pebblebrook Hotel Trust	125,103	1,428,676
RLJ Lodging Trust	162,503	1,207,397
Ryman Hospitality Properties, Inc.	53,896	5,103,951
Summit Hotel Properties, Inc.	120,367	532,022
Sunstone Hotel Investors, Inc.	195,785	1,717,035
Xenia Hotels & Resorts, Inc.	106,463	1,570,329
TOTAL HOTEL & RESORT REITS		30,810,384
INDUSTRIAL REITS – 11.3%
Industrial REITs – 11.3%
Americold Realty Trust, Inc.	256,201	3,179,454
EastGroup Properties, Inc.	46,633	8,470,418
First Industrial Realty Trust, Inc.	125,559	7,286,189
Lineage, Inc.	12,033	429,699
LXP Industrial Trust	58,317	2,889,607

	Shares	Value

Prologis, Inc.	861,410	$112,465,690
Rexford Industrial Realty, Inc.	211,506	8,572,338
STAG Industrial, Inc.	172,509	6,470,813
Terreno Realty Corp.	94,019	5,785,929
TOTAL INDUSTRIAL REITS		155,550,137
OFFICE REITS – 2.7%
Office REITs – 2.7%
Brandywine Realty Trust	179,605	508,282
BXP, Inc.	143,237	9,263,137
COPT Defense Properties	108,448	3,341,283
Cousins Properties, Inc.	159,338	4,021,691
Douglas Emmett, Inc.	114,773	1,212,003
Easterly Government Properties, Inc.	43,435	1,015,944
Empire State Realty Trust, Inc. Class A	153,022	1,014,536
Highwoods Properties, Inc.	104,971	2,713,500
Hudson Pacific Properties, Inc. (a)	25,598	220,655
JBG SMITH Properties	82,582	1,390,681
Kilroy Realty Corp.	109,202	3,765,285
Piedmont Realty Trust, Inc.	126,686	1,066,696
SL Green Realty Corp.	70,005	3,134,824
Vornado Realty Trust	156,669	4,994,608
TOTAL OFFICE REITS		37,663,125
REAL ESTATE MANAGEMENT & DEVELOPMENT – 8.9%
Diversified Real Estate Activities – 0.2%
St. Joe Co.	40,135	2,656,536
Real Estate Development – 0.2%
Forestar Group, Inc. (a)	25,499	663,484
Howard Hughes Holdings, Inc. (a)	32,437	2,648,805
		3,312,289
Real Estate Operating Companies – 0.2%
Kennedy-Wilson Holdings, Inc.	112,674	1,109,839
Landbridge Co. LLC Class A	15,833	909,764
		2,019,603
Real Estate Services – 8.3%
CBRE Group, Inc. Class A (a)	279,343	47,580,493
Compass, Inc. Class A (a)	474,232	5,937,385
CoStar Group, Inc. (a)	397,593	24,451,970
Cushman & Wakefield Ltd. (a)	118,274	1,944,425
eXp World Holdings, Inc.	88,575	800,718
Jones Lang LaSalle, Inc. (a)	45,317	16,219,407
Marcus & Millichap, Inc.	28,637	778,926
Newmark Group, Inc. Class A	143,417	2,557,125
Opendoor Technologies, Inc. (a)	846,541	4,359,686
Zillow Group, Inc. Class C (a)	151,341	9,539,023
		114,169,158
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		122,157,586

See accompanying notes which are an integral part of the financial statements.
43	Semi-Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
RESIDENTIAL REITS – 11.4%
Multi-Family Residential REITs – 7.6%
Apartment Investment & Management Co. Class A	136,571	$803,038
AvalonBay Communities, Inc.	134,987	23,983,140
Camden Property Trust	101,784	11,099,545
Centerspace	16,906	1,086,549
Equity Residential	324,289	20,209,691
Essex Property Trust, Inc.	61,091	15,386,990
Independence Realty Trust, Inc.	219,507	3,665,767
Mid-America Apartment Communities, Inc.	111,058	14,915,089
NexPoint Residential Trust, Inc.	23,596	713,071
UDR, Inc.	296,772	11,025,080
Veris Residential, Inc.	82,649	1,255,438
		104,143,398
Single-Family Residential REITs – 3.8%
American Homes 4 Rent Class A	313,006	9,803,348
Equity LifeStyle Properties, Inc.	170,659	10,780,529
Invitation Homes, Inc.	561,727	15,014,963
Sun Communities, Inc.	119,577	15,237,697
UMH Properties, Inc.	74,792	1,168,999
		52,005,536
TOTAL RESIDENTIAL REITS		156,148,934
RETAIL REITS – 14.2%
Retail REITs – 14.2%
Acadia Realty Trust	115,200	2,305,152
Agree Realty Corp.	97,734	7,059,327
Alexander's, Inc.	2,700	661,230
Brixmor Property Group, Inc.	286,695	7,680,559
CBL & Associates Properties, Inc.	16,096	576,237
Curbline Properties Corp.	91,511	2,219,142
Federal Realty Investment Trust	71,886	7,271,988
Getty Realty Corp.	50,958	1,521,606
InvenTrust Properties Corp.	77,710	2,283,897
Kimco Realty Corp.	641,461	13,521,998
Kite Realty Group Trust	208,245	4,891,675
Macerich Co.	241,634	4,574,132
NETSTREIT Corp.	81,488	1,535,234
NNN REIT, Inc.	176,321	7,347,296
Phillips Edison & Co., Inc.	116,405	4,217,353
Realty Income Corp.	822,288	50,291,134
Regency Centers Corp.	167,022	12,170,893
Saul Centers, Inc.	14,761	468,366
Simon Property Group, Inc.	304,814	58,313,966
Tanger, Inc.	105,479	3,451,273
Urban Edge Properties	119,852	2,328,724
Whitestone REIT	45,698	650,739
TOTAL RETAIL REITS		195,341,921

	Shares	Value
SPECIALIZED REITS – 32.0%
Data Center REITs – 8.3%
Digital Realty Trust, Inc.	310,326	$51,498,600
Equinix, Inc.	75,734	62,172,312
		113,670,912
Other Specialized REITs – 6.5%
EPR Properties	72,680	3,942,163
Four Corners Property Trust, Inc.	93,601	2,307,265
Gaming & Leisure Properties, Inc.	258,891	11,585,372
Iron Mountain, Inc.	278,655	25,672,485
Lamar Advertising Co. Class A	83,398	10,700,797
Millrose Properties, Inc.	115,274	3,435,165
Outfront Media, Inc.	135,280	3,290,010
Safehold, Inc.	51,726	729,854
VICI Properties, Inc.	991,895	27,852,412
		89,515,523
Self-Storage REITs – 5.8%
CubeSmart	213,203	8,001,509
Extra Space Storage, Inc.	201,015	27,734,039
National Storage Affiliates Trust	71,576	2,276,833
Public Storage	148,095	40,902,358
Smartstop Self Storage REIT, Inc.	11,057	347,632
		79,262,371
Telecom Tower REITs – 9.6%
American Tower Corp.	434,699	77,932,837
Crown Castle, Inc.	408,508	35,462,579
SBA Communications Corp.	102,488	18,869,066
		132,264,482
Timber REITs – 1.8%
PotlatchDeltic Corp.	75,605	3,154,997
Rayonier, Inc.	147,168	3,346,600
Weyerhaeuser Co.	693,347	17,874,486
		24,376,083
TOTAL SPECIALIZED REITS		439,089,371
TOTAL COMMON STOCKS (Cost $1,411,186,624)		1,370,229,245
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.59% (b) (Cost $3,960,000)	3,960,000	3,960,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,415,146,624)		1,374,189,245
NET OTHER ASSETS (LIABILITIES) – 0.0%		45,319
NET ASSETS – 100.0%		$1,374,234,564

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	44

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	105	March 2026	$3,839,850	$62,016	$62,016
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,370,229,245	$1,370,229,245	$—	$—
Money Market Funds	3,960,000	3,960,000	—	—
Total Investments in Securities:	$1,374,189,245	$1,374,189,245	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$62,016	$62,016	$—	$—
Total Assets	$62,016	$62,016	$—	$—
Total Derivative Instruments:	$62,016	$62,016	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$62,016	$0
Total Equity Risk	62,016	0
Total Value of Derivatives	$62,016	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
45	Semi-Annual Report

Fidelity® MSCI Utilities Index ETF
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
ELECTRIC UTILITIES – 61.6%
Electric Utilities – 61.6%
Alliant Energy Corp.	384,682	$25,354,391
American Electric Power Co., Inc.	800,589	95,890,547
Constellation Energy Corp.	467,672	131,266,177
Duke Energy Corp.	1,164,103	141,263,899
Edison International	576,094	35,879,134
Entergy Corp.	668,275	64,080,890
Evergy, Inc.	344,540	26,436,554
Eversource Energy	555,561	38,405,932
Exelon Corp.	1,511,952	67,705,211
FirstEnergy Corp.	821,157	38,873,572
Hawaiian Electric Industries, Inc. (a)	258,387	3,958,489
IDACORP, Inc.	80,898	10,742,445
MGE Energy, Inc.	54,568	4,358,892
NextEra Energy, Inc.	3,082,758	270,974,428
NRG Energy, Inc.	289,565	44,196,306
OGE Energy Corp.	301,488	13,168,996
Oklo, Inc. (a)	165,728	13,195,263
Otter Tail Corp.	56,571	5,043,870
PG&E Corp.	3,290,161	50,734,283
Pinnacle West Capital Corp.	178,781	16,726,750
Portland General Electric Co.	164,134	8,247,734
PPL Corp.	1,107,054	40,130,708
Southern Co.	1,646,772	147,073,207
TXNM Energy, Inc.	141,991	8,366,110
Xcel Energy, Inc.	885,363	67,340,710
TOTAL ELECTRIC UTILITIES		1,369,414,498
GAS UTILITIES – 4.8%
Gas Utilities – 4.8%
Atmos Energy Corp.	240,304	39,972,167
Chesapeake Utilities Corp.	35,159	4,524,260
MDU Resources Group, Inc.	290,832	5,964,964
National Fuel Gas Co.	128,534	10,764,722
New Jersey Resources Corp.	150,544	7,448,917
Northwest Natural Holding Co.	61,139	2,846,632
ONE Gas, Inc.	89,922	7,154,194
Southwest Gas Holdings, Inc.	91,641	7,589,708
Spire, Inc.	88,350	7,464,692
UGI Corp.	321,742	12,905,072
TOTAL GAS UTILITIES		106,635,328
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 6.1%
Independent Power Producers & Energy Traders – 5.3%
AES Corp.	1,065,937	15,615,977
Hallador Energy Co. (a)	47,916	885,967
Talen Energy Corp. (a)	58,131	20,250,515
Vistra Corp.	507,215	80,317,495
		117,069,954

	Shares	Value

Renewable Electricity – 0.8%
Clearway Energy, Inc. Class A	51,704	$1,746,044
Clearway Energy, Inc. Class C	124,310	4,493,806
Ormat Technologies, Inc.	86,373	10,791,443
XPLR Infrastructure LP (a)	133,697	1,302,209
		18,333,502
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		135,403,456
MULTI-UTILITIES – 24.3%
Multi-Utilities – 24.3%
Ameren Corp.	404,802	41,807,951
Avista Corp.	121,162	5,002,779
Black Hills Corp.	109,160	7,966,497
CenterPoint Energy, Inc.	977,336	38,790,466
CMS Energy Corp.	448,105	32,035,026
Consolidated Edison, Inc.	539,896	57,569,111
Dominion Energy, Inc.	1,276,939	76,833,420
DTE Energy Co.	310,759	41,759,794
NiSource, Inc.	704,870	31,218,692
Northwestern Energy Group, Inc.	91,991	6,242,509
Public Service Enterprise Group, Inc.	747,121	61,532,886
Sempra	976,752	84,987,192
Unitil Corp.	26,397	1,343,871
WEC Energy Group, Inc.	481,835	53,324,679
TOTAL MULTI-UTILITIES		540,414,873
WATER UTILITIES – 2.9%
Water Utilities – 2.9%
American States Water Co.	57,735	4,212,346
American Water Works Co., Inc.	292,061	37,713,837
California Water Service Group	88,930	3,975,171
Essential Utilities, Inc.	419,860	16,286,369
H2O America	50,058	2,605,018
Middlesex Water Co.	27,147	1,421,960
TOTAL WATER UTILITIES		66,214,701
TOTAL COMMON STOCKS (Cost $1,953,994,048)		2,218,082,856
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.59% (b) (Cost $4,274,000)	4,274,000	4,274,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,958,268,048)		2,222,356,856
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,173,013
NET ASSETS – 100.0%		$2,223,529,869

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	46

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Contracts (United States)	59	March 2026	$5,165,450	$24,111	$24,111
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,218,082,856	$2,218,082,856	$—	$—
Money Market Funds	4,274,000	4,274,000	—	—
Total Investments in Securities:	$2,222,356,856	$2,222,356,856	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$24,111	$24,111	$—	$—
Total Assets	$24,111	$24,111	$—	$—
Total Derivative Instruments:	$24,111	$24,111	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$24,111	$0
Total Equity Risk	24,111	0
Total Value of Derivatives	$24,111	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
47	Semi-Annual Report

Financial Statements
Statements of Assets and Liabilities
January 31, 2026 (Unaudited)
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 1,796,730,177	$ 1,842,024,664	$ 1,392,640,423	$ 1,507,615,566
Segregated cash with brokers for derivative instruments	1,692,681	175,291	243,263	297,699
Cash	135,400	360,072	3,942	46,450
Receivable for investments sold	25,228,183	25,818,994	5,531,884	65,762
Receivable for fund shares sold	—	—	20,700	—
Dividends receivable	2,914,754	301,619	2,087,493	284,229
Interest receivable	6,528	6,821	8,087	9,452
Receivable for daily variation margin on futures contracts	—	10,437	65,104	38,813
Other receivable	—	—	—	—
Total assets	1,826,707,723	1,868,697,898	1,400,600,896	1,508,357,971
Liabilities
Payable for investments purchased	2,942,952	25,981,081	5,590,552	—
Payable for fund shares redeemed	—	—	—	16,116
Accrued management fees	134,387	139,045	94,741	97,373
Payable for daily variation margin on futures contracts	1,381,130	—	—	—
Total liabilities	4,458,469	26,120,126	5,685,293	113,489
Net Assets	$1,822,249,254	$1,842,577,772	$1,394,915,603	$1,508,244,482
Net Assets consist of:
Paid in capital	$1,192,861,268	$1,458,970,193	$1,226,063,969	$1,297,587,592
Total accumulated earnings (loss)	629,387,986	383,607,579	168,851,634	210,656,890
Net Assets	$1,822,249,254	$1,842,577,772	$1,394,915,603	$1,508,244,482
Shares outstanding	24,150,000	17,800,000	26,400,000	53,350,000
Net Asset Value per share	$75.46	$103.52	$52.84	$28.27
Investments at cost	$1,313,830,004	$1,446,009,299	$1,176,614,132	$1,218,625,762
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	48

Statements of Assets and Liabilities
January 31, 2026 (Unaudited)
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 2,406,750,363	$ 2,823,139,865	$ 1,813,384,710	$ 16,146,673,215
Segregated cash with brokers for derivative instruments	383,337	352,003	165,514	1,926,486
Cash	66,486	173,280	34,595	8,414
Receivable for investments sold	455	142,467	—	—
Receivable for fund shares sold	—	—	10,140	—
Dividends receivable	2,296,869	3,874,131	709,249	1,978,017
Interest receivable	13,663	15,052	8,092	85,150
Receivable for daily variation margin on futures contracts	—	30,763	—	—
Other receivable	—	—	—	—
Total assets	2,409,511,173	2,827,727,561	1,814,312,300	16,150,671,282
Liabilities
Payable for investments purchased	218,598	9,381	418,460	—
Payable for fund shares redeemed	—	—	—	—
Accrued management fees	170,674	200,862	115,424	1,174,321
Payable for daily variation margin on futures contracts	48,487	—	16,393	543,372
Total liabilities	437,759	210,243	550,277	1,717,693
Net Assets	$2,409,073,414	$2,827,517,318	$1,813,762,023	$16,148,953,589
Net Assets consist of:
Paid in capital	$1,766,558,088	$2,266,333,446	$1,301,954,676	$8,111,679,480
Total accumulated earnings (loss)	642,515,326	561,183,872	511,807,347	8,037,274,109
Net Assets	$2,409,073,414	$2,827,517,318	$1,813,762,023	$16,148,953,589
Shares outstanding	31,600,000	38,150,000	20,450,000	72,400,000
Net Asset Value per share	$76.24	$74.12	$88.69	$223.05
Investments at cost	$1,627,645,414	$2,148,591,848	$1,310,335,005	$8,603,768,251
See accompanying notes which are an integral part of the financial statements.
49	Semi-Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
January 31, 2026 (Unaudited)
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 507,576,944	$ 1,374,189,245	$ 2,222,356,856
Segregated cash with brokers for derivative instruments	43,476	277,516	347,518
Cash	5,726	64,567	8,391
Receivable for investments sold	—	102,719	—
Receivable for fund shares sold	—	—	7,004
Dividends receivable	254,191	1,232,893	984,823
Interest receivable	2,686	9,823	15,381
Receivable for daily variation margin on futures contracts	20,202	74,454	—
Other receivable	—	71,669	—
Total assets	507,903,225	1,376,022,886	2,223,719,973
Liabilities
Payable for investments purchased	566,020	1,702,189	—
Payable for fund shares redeemed	—	—	—
Accrued management fees	34,905	86,133	153,829
Payable for daily variation margin on futures contracts	—	—	36,275
Total liabilities	600,925	1,788,322	190,104
Net Assets	$507,302,300	$1,374,234,564	$2,223,529,869
Net Assets consist of:
Paid in capital	$471,539,605	$1,523,020,365	$2,001,460,545
Total accumulated earnings (loss)	35,762,695	(148,785,801)	222,069,324
Net Assets	$507,302,300	$1,374,234,564	$2,223,529,869
Shares outstanding	8,800,000	49,800,000	39,650,000
Net Asset Value per share	$57.65	$27.60	$56.08
Investments at cost	$443,498,946	$1,415,146,624	$1,958,268,048
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	50

Statements of Operations
For the six months ended January 31, 2026 (Unaudited)
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Investment Income
Dividends	$ 9,721,967	$ 7,496,960	$ 16,306,139	$ 21,741,046
Interest	50,874	87,895	57,596	65,952
Total income	9,772,841	7,584,855	16,363,735	21,806,998
Expenses
Management fees	764,741	803,250	555,181	567,645
Independent trustees' fees and expenses	2,059	2,194	1,540	1,577
Total expenses	766,800	805,444	556,721	569,222
Net investment income (loss)	9,006,041	6,779,411	15,807,014	21,237,776
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,748,672)	(7,701,862)	(19,884,436)	(7,071,653)
Net realized gain (loss) on In-kind redemptions	219,151,174	96,100,914	19,061,857	93,135,733
Net realized gain (loss) on futures contracts	(930,586)	639,287	(9,091)	350,400
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Total net realized gain (loss)	215,471,916	89,038,339	(831,670)	86,414,480
Change in net unrealized appreciation (depreciation) on investment securities	25,596,527	55,760,733	63,770,013	136,051,752
Change in net unrealized appreciation (depreciation) on futures contracts	209,353	(82,695)	272,822	411,803
Total change in net unrealized appreciation (depreciation)	25,805,880	55,678,038	64,042,835	136,463,555
Net gain (loss)	241,277,796	144,716,377	63,211,165	222,878,035
Net increase (decrease) in net assets resulting from operations	$250,283,837	$151,495,788	$79,018,179	$244,115,811
See accompanying notes which are an integral part of the financial statements.
51	Semi-Annual Report

Financial Statements  – continued
Statements of Operations
For the six months ended January 31, 2026 (Unaudited)
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Investment Income
Dividends	$ 21,535,417	$ 20,260,957	$ 10,001,794	$ 39,687,250
Interest	94,714	84,961	43,136	742,696
Total income	21,630,131	20,345,918	10,044,930	40,429,946
Expenses
Management fees	993,742	1,109,939	636,006	6,805,661
Independent trustees' fees and expenses	2,728	2,981	1,727	18,370
Total expenses	996,470	1,112,920	637,733	6,824,031
Net investment income (loss)	20,633,661	19,232,998	9,407,197	33,605,915
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,732,161)	(11,502,321)	(2,885,757)	70,070,261
Net realized gain (loss) on In-kind redemptions	16,747,476	38,208,009	50,454,350	496,667,021
Net realized gain (loss) on futures contracts	414,467	744,534	257,786	4,234,304
Net realized gain (loss) on foreign currency transactions	—	—	15	—
Total net realized gain (loss)	14,429,782	27,450,222	47,826,394	570,971,586
Change in net unrealized appreciation (depreciation) on investment securities	40,552,855	422,934,550	105,619,342	722,798,401
Change in net unrealized appreciation (depreciation) on futures contracts	(251,404)	114,247	35,965	(743,409)
Total change in net unrealized appreciation (depreciation)	40,301,451	423,048,797	105,655,307	722,054,992
Net gain (loss)	54,731,233	450,499,019	153,481,701	1,293,026,578
Net increase (decrease) in net assets resulting from operations	$75,364,894	$469,732,017	$162,888,898	$1,326,632,493
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	52

Statements of Operations
For the six months ended January 31, 2026 (Unaudited)
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$ 3,671,046	$ 20,400,368	$ 29,005,282
Interest	14,759	59,149	103,168
Total income	3,685,805	20,459,517	29,108,450
Expenses
Management fees	184,182	457,448	882,742
Independent trustees' fees and expenses	496	1,229	2,381
Total expenses	184,678	458,677	885,123
Net investment income (loss)	3,501,127	20,000,840	28,223,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,484,403)	(11,506,724)	(4,070,065)
Net realized gain (loss) on In-kind redemptions	2,681,172	2,798,552	12,153,515
Net realized gain (loss) on futures contracts	38,543	(63,129)	(122,660)
Net realized gain (loss) on foreign currency transactions	—	—	—
Total net realized gain (loss)	235,312	(8,771,301)	7,960,790
Change in net unrealized appreciation (depreciation) on investment securities	65,935,665	25,018,058	19,355,483
Change in net unrealized appreciation (depreciation) on futures contracts	66,997	72,900	(171,805)
Total change in net unrealized appreciation (depreciation)	66,002,662	25,090,958	19,183,678
Net gain (loss)	66,237,974	16,319,657	27,144,468
Net increase (decrease) in net assets resulting from operations	$69,739,101	$36,320,497	$55,367,795
See accompanying notes which are an integral part of the financial statements.
53	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,006,041	$14,468,742	$6,779,411	$14,838,504
Net realized gain (loss)	215,471,916	45,250,667	89,038,339	100,612,915
Change in net unrealized appreciation (depreciation)	25,805,880	294,299,822	55,678,038	124,961,008
Net increase (decrease) in net assets resulting from operations	250,283,837	354,019,231	151,495,788	240,412,427
Distributions to shareholders	(9,091,400)	(13,712,250)	(6,777,150)	(14,864,000)
Share transactions
Proceeds from sales of shares	248,569,097	286,631,005	91,999,923	216,205,428
Cost of shares redeemed	(360,806,342)	(103,413,989)	(216,084,521)	(286,259,668)
Net increase (decrease) in net assets resulting from share transactions	(112,237,245)	183,217,016	(124,084,598)	(70,054,240)
Total increase (decrease) in net assets	128,955,192	523,523,997	20,634,040	155,494,187
Net Assets
Beginning of period	1,693,294,062	1,169,770,065	1,821,943,732	1,666,449,545
End of period	$1,822,249,254	$1,693,294,062	$1,842,577,772	$1,821,943,732
Other Information
Shares
Sold	3,600,000	4,750,000	900,000	2,350,000
Redeemed	(5,000,000)	(1,850,000)	(2,100,000)	(3,300,000)
Net increase (decrease)	(1,400,000)	2,900,000	(1,200,000)	(950,000)

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	54

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,807,014	$28,018,989	$21,237,776	$46,975,036
Net realized gain (loss)	(831,670)	18,085,279	86,414,480	218,819,412
Change in net unrealized appreciation (depreciation)	64,042,835	27,010,807	136,463,555	(342,224,028)
Net increase (decrease) in net assets resulting from operations	79,018,179	73,115,075	244,115,811	(76,429,580)
Distributions to shareholders	(15,210,500)	(27,772,200)	(20,714,250)	(47,081,900)
Share transactions
Proceeds from sales of shares	60,374,122	261,301,422	200,405,500	222,088,906
Cost of shares redeemed	(55,827,972)	(80,973,089)	(293,091,115)	(600,992,036)
Net increase (decrease) in net assets resulting from share transactions	4,546,150	180,328,333	(92,685,615)	(378,903,130)
Total increase (decrease) in net assets	68,353,829	225,671,208	130,715,946	(502,414,610)
Net Assets
Beginning of period	1,326,561,774	1,100,890,566	1,377,528,536	1,879,943,146
End of period	$1,394,915,603	$1,326,561,774	$1,508,244,482	$1,377,528,536
Other Information
Shares
Sold	1,200,000	5,150,000	8,000,000	9,250,000
Redeemed	(1,100,000)	(1,600,000)	(11,850,000)	(25,250,000)
Net increase (decrease)	100,000	3,550,000	(3,850,000)	(16,000,000)

See accompanying notes which are an integral part of the financial statements.
55	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,633,661	$33,159,274	$19,232,998	$39,444,327
Net realized gain (loss)	14,429,782	43,883,219	27,450,222	151,811,256
Change in net unrealized appreciation (depreciation)	40,301,451	306,083,691	423,048,797	(486,853,882)
Net increase (decrease) in net assets resulting from operations	75,364,894	383,126,184	469,732,017	(295,598,299)
Distributions to shareholders	(17,191,200)	(33,290,450)	(19,872,000)	(40,468,150)
Share transactions
Proceeds from sales of shares	95,765,233	343,539,496	119,271,797	70,968,942
Cost of shares redeemed	(36,831,468)	(111,036,322)	(88,621,214)	(442,611,969)
Net increase (decrease) in net assets resulting from share transactions	58,933,765	232,503,174	30,650,583	(371,643,027)
Total increase (decrease) in net assets	117,107,459	582,338,908	480,510,600	(707,709,476)
Net Assets
Beginning of period	2,291,965,955	1,709,627,047	2,347,006,718	3,054,716,194
End of period	$2,409,073,414	$2,291,965,955	$2,827,517,318	$2,347,006,718
Other Information
Shares
Sold	1,250,000	4,900,000	1,700,000	1,050,000
Redeemed	(500,000)	(1,600,000)	(1,300,000)	(6,450,000)
Net increase (decrease)	750,000	3,300,000	400,000	(5,400,000)

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	56

Statements of Changes in Net Assets
	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,407,197	$15,690,800	$33,605,915	$65,042,691
Net realized gain (loss)	47,826,394	69,795,333	570,971,586	507,154,456
Change in net unrealized appreciation (depreciation)	105,655,307	127,350,471	722,054,992	2,031,738,033
Net increase (decrease) in net assets resulting from operations	162,888,898	212,836,604	1,326,632,493	2,603,935,180
Distributions to shareholders	(7,853,200)	(17,757,300)	(36,121,800)	(63,554,650)
Share transactions
Proceeds from sales of shares	276,224,126	223,810,129	745,150,322	1,334,937,612
Cost of shares redeemed	(99,485,404)	(179,127,644)	(641,429,205)	(591,764,667)
Net increase (decrease) in net assets resulting from share transactions	176,738,722	44,682,485	103,721,117	743,172,945
Total increase (decrease) in net assets	331,774,420	239,761,789	1,394,231,810	3,283,553,475
Net Assets
Beginning of period	1,481,987,603	1,242,225,814	14,754,721,779	11,471,168,304
End of period	$1,813,762,023	$1,481,987,603	$16,148,953,589	$14,754,721,779
Other Information
Shares
Sold	3,200,000	3,050,000	3,400,000	7,350,000
Redeemed	(1,200,000)	(2,600,000)	(2,850,000)	(3,450,000)
Net increase (decrease)	2,000,000	450,000	550,000	3,900,000

See accompanying notes which are an integral part of the financial statements.
57	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,501,127	$8,597,977	$20,000,840	$28,774,999
Net realized gain (loss)	235,312	20,485,097	(8,771,301)	(240,436)
Change in net unrealized appreciation (depreciation)	66,002,662	(50,937,818)	25,090,958	(3,774,290)
Net increase (decrease) in net assets resulting from operations	69,739,101	(21,854,744)	36,320,497	24,760,273
Distributions to shareholders	(3,524,400)	(8,645,500)	(17,318,400)	(36,075,950)
Share transactions
Proceeds from sales of shares	39,847,115	51,205,088	357,205,734	104,726,714
Cost of shares redeemed	(10,473,104)	(147,225,283)	(15,019,586)	(72,877,074)
Net increase (decrease) in net assets resulting from share transactions	29,374,011	(96,020,195)	342,186,148	31,849,640
Total increase (decrease) in net assets	95,588,712	(126,520,439)	361,188,245	20,533,963
Net Assets
Beginning of period	411,713,588	538,234,027	1,013,046,319	992,512,356
End of period	$507,302,300	$411,713,588	$1,374,234,564	$1,013,046,319
Other Information
Shares
Sold	750,000	1,000,000	12,900,000	3,800,000
Redeemed	(200,000)	(3,050,000)	(550,000)	(2,700,000)
Net increase (decrease)	550,000	(2,050,000)	12,350,000	1,100,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	58

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,223,327	$46,901,958
Net realized gain (loss)	7,960,790	11,352,817
Change in net unrealized appreciation (depreciation)	19,183,678	243,732,207
Net increase (decrease) in net assets resulting from operations	55,367,795	301,986,982
Distributions to shareholders	(27,176,750)	(46,999,650)
Share transactions
Proceeds from sales of shares	299,218,159	565,646,898
Cost of shares redeemed	(44,817,609)	(124,777,430)
Net increase (decrease) in net assets resulting from share transactions	254,400,550	440,869,468
Total increase (decrease) in net assets	282,591,595	695,856,800
Net Assets
Beginning of period	1,940,938,274	1,245,081,474
End of period	$2,223,529,869	$1,940,938,274
Other Information
Shares
Sold	5,300,000	11,200,000
Redeemed	(800,000)	(2,500,000)
Net increase (decrease)	4,500,000	8,700,000
See accompanying notes which are an integral part of the financial statements.
59	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Communication Services Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$66.27	$51.65	$42.61	$36.92	$54.87	$37.88
Income from Investment Operations
Net investment income (loss)A,B	0.35	0.61	0.47	0.33	0.45	0.34
Net realized and unrealized gain (loss)	9.19	14.59	8.99	5.67	(17.95)	16.96
Total from investment operations	9.54	15.20	9.46	6.00	(17.50)	17.30
Distributions from net investment income	(0.35)	(0.58)	(0.42)	(0.31)	(0.45)	(0.31)
Total distributions	(0.35)	(0.58)	(0.42)	(0.31)	(0.45)	(0.31)
Net asset value, end of period	$75.46	$66.27	$51.65	$42.61	$36.92	$54.87
Total ReturnC,D	14.41%	29.61%	22.34%	16.44%	(32.06)%	45.81%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.99%F	1.05%	1.01%	.92%	.95%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,822,249	$1,693,294	$1,169,770	$798,855	$561,246	$916,375
Portfolio turnover rateG,H	19%I	13%	21%	18%	21%	13%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	60

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$95.89	$83.53	$75.80	$69.53	$81.37	$57.25
Income from Investment Operations
Net investment income (loss)A,B	0.36	0.74	0.63	0.63	0.55	0.42
Net realized and unrealized gain (loss)	7.63	12.36	7.73	6.24	(11.81)	24.10
Total from investment operations	7.99	13.10	8.36	6.87	(11.26)	24.52
Distributions from net investment income	(0.36)	(0.74)	(0.63)	(0.60)	(0.58)	(0.40)
Total distributions	(0.36)	(0.74)	(0.63)	(0.60)	(0.58)	(0.40)
Net asset value, end of period	$103.52	$95.89	$83.53	$75.80	$69.53	$81.37
Total ReturnC,D	8.32%	15.75%	11.10%	10.04%	(13.89)%	42.95%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.71%F	.81%	.82%	.96%	.71%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,842,578	$1,821,944	$1,666,450	$1,296,142	$1,175,016	$1,631,531
Portfolio turnover rateG,H	7%I	5%	8%	12%	8%	48%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
61	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$50.44	$48.39	$46.42	$44.75	$43.30	$37.29
Income from Investment Operations
Net investment income (loss)A,B	0.60	1.13	1.21C	1.05	1.01	1.02
Net realized and unrealized gain (loss)	2.38	2.04	1.98	1.66	1.45	6.01
Total from investment operations	2.98	3.17	3.19	2.71	2.46	7.03
Distributions from net investment income	(0.58)	(1.12)	(1.22)	(1.04)	(1.01)	(1.02)
Total distributions	(0.58)	(1.12)	(1.22)	(1.04)	(1.01)	(1.02)
Net asset value, end of period	$52.84	$50.44	$48.39	$46.42	$44.75	$43.30
Total ReturnD,E	5.97%	6.58%	7.08%	6.20%	5.79%	19.09%
Ratios to Average Net AssetsA,F
Expenses before reductions	.08%G	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%G	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.38%G	2.23%	2.67%C	2.35%	2.27%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,394,916	$1,326,562	$1,100,891	$1,239,319	$1,058,359	$818,283
Portfolio turnover rateH,I	6%J	13%	8%	9%	8%	20%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.12%.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Annualized.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
I	Portfolio turnover rate excludes securities received or delivered in-kind.
J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	62

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$24.08	$25.68	$24.00	$21.47	$13.47	$9.47
Income from Investment Operations
Net investment income (loss)A,B	0.39	0.75	0.72	0.78	0.65	0.49
Net realized and unrealized gain (loss)	4.18	(1.57)	1.69	2.57	8.02	4.02
Total from investment operations	4.57	(0.82)	2.41	3.35	8.67	4.51
Distributions from net investment income	(0.38)	(0.78)	(0.73)	(0.82)	(0.67)	(0.51)
Total distributions	(0.38)	(0.78)	(0.73)	(0.82)	(0.67)	(0.51)
Net asset value, end of period	$28.27	$24.08	$25.68	$24.00	$21.47	$13.47
Total ReturnC,D	19.23%	(3.19)%	10.25%	16.10%	65.70%	48.79%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.14%F	3.10%	2.94%	3.44%	3.59%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,508,244	$1,377,529	$1,879,943	$1,607,042	$1,487,577	$894,058
Portfolio turnover rateG,H	4%I	7%	11%	8%	8%	11%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
63	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Financials Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$74.29	$62.06	$49.86	$47.97	$52.19	$34.12
Income from Investment Operations
Net investment income (loss)A,B	0.66	1.11	1.01	1.07	1.05	0.96
Net realized and unrealized gain (loss)	1.84	12.23	12.17	1.91	(4.19)	18.00
Total from investment operations	2.50	13.34	13.18	2.98	(3.14)	18.96
Distributions from net investment income	(0.55)	(1.11)	(0.98)	(1.09)	(1.08)	(0.89)
Total distributions	(0.55)	(1.11)	(0.98)	(1.09)	(1.08)	(0.89)
Net asset value, end of period	$76.24	$74.29	$62.06	$49.86	$47.97	$52.19
Total ReturnC,D	3.35%	21.69%	26.73%	6.44%	(6.11)%	56.15%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.74%F	1.61%	1.89%	2.25%	1.97%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,409,073	$2,291,966	$1,709,627	$1,431,064	$1,549,499	$1,716,935
Portfolio turnover rateG,H	2%I	4%	3%	28%	6%	4%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	64

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$62.17	$70.79	$63.78	$63.02	$66.04	$52.34
Income from Investment Operations
Net investment income (loss)A,B	0.51	0.99	0.94	0.88	0.81	0.75
Net realized and unrealized gain (loss)	11.97	(8.59)	6.99	0.76	(3.00)	13.74
Total from investment operations	12.48	(7.60)	7.93	1.64	(2.19)	14.49
Distributions from net investment income	(0.53)	(1.02)	(0.92)	(0.88)	(0.83)	(0.79)
Total distributions	(0.53)	(1.02)	(0.92)	(0.88)	(0.83)	(0.79)
Net asset value, end of period	$74.12	$62.17	$70.79	$63.78	$63.02	$66.04
Total ReturnC,D	20.11%	(10.84)%	12.57%	2.65%	(3.32)%	27.91%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.45%F	1.45%	1.43%	1.42%	1.27%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$2,827,517	$2,347,007	$3,054,716	$3,083,754	$2,968,359	$2,846,239
Portfolio turnover rateG,H	2%I	3%	5%	6%	4%	7%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
65	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$80.32	$69.01	$58.69	$50.02	$54.57	$37.55
Income from Investment Operations
Net investment income (loss)A,B	0.51	0.90	0.87	0.79	0.68	0.61
Net realized and unrealized gain (loss)	8.28	11.44	10.32	8.67	(4.55)	17.00
Total from investment operations	8.79	12.34	11.19	9.46	(3.87)	17.61
Distributions from net investment income	(0.42)	(1.03)	(0.87)	(0.79)	(0.68)	(0.59)
Total distributions	(0.42)	(1.03)	(0.87)	(0.79)	(0.68)	(0.59)
Net asset value, end of period	$88.69	$80.32	$69.01	$58.69	$50.02	$54.57
Total ReturnC,D	10.99%	18.07%	19.26%	19.17%	(7.10)%	47.17%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.24%F	1.24%	1.41%	1.53%	1.29%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,813,762	$1,481,988	$1,242,226	$801,106	$705,295	$862,271
Portfolio turnover rateG,H	1%I	3%	4%	11%	7%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	66

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$205.35	$168.82	$134.38	$109.42	$121.70	$87.25
Income from Investment Operations
Net investment income (loss)A,B	0.46	0.92	0.94	0.91	0.84	0.79
Net realized and unrealized gain (loss)	17.73	36.51	34.62	24.95	(12.24)	34.45
Total from investment operations	18.19	37.43	35.56	25.86	(11.40)	35.24
Distributions from net investment income	(0.49)	(0.90)	(1.12)	(0.90)	(0.88)	(0.79)
Total distributions	(0.49)	(0.90)	(1.12)	(0.90)	(0.88)	(0.79)
Net asset value, end of period	$223.05	$205.35	$168.82	$134.38	$109.42	$121.70
Total ReturnC,D	8.86%	22.26%	26.59%	23.86%	(9.41)%	40.57%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.41%F	.52%	.64%	.84%	.71%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$16,148,954	$14,754,722	$11,471,168	$7,512,015	$5,739,064	$6,206,889
Portfolio turnover rateG,H	4%I	9%	10%	14%	5%	3%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
67	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Materials Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$49.90	$52.26	$48.41	$43.88	$46.91	$32.90
Income from Investment Operations
Net investment income (loss)A,B	0.42	0.87	0.83	0.82	0.83	0.71
Net realized and unrealized gain (loss)	7.76	(2.37)	3.84	4.53	(3.01)	13.98
Total from investment operations	8.18	(1.50)	4.67	5.35	(2.18)	14.69
Distributions from net investment income	(0.43)	(0.86)	(0.82)	(0.82)	(0.85)	(0.68)
Total distributions	(0.43)	(0.86)	(0.82)	(0.82)	(0.85)	(0.68)
Net asset value, end of period	$57.65	$49.90	$52.26	$48.41	$43.88	$46.91
Total ReturnC,D	16.45%	(2.83)%	9.77%	12.41%	(4.68)%	45.01%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.59%F	1.72%	1.72%	1.85%	1.77%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$507,302	$411,714	$538,234	$484,102	$449,817	$544,137
Portfolio turnover rateG,H	6%I	6%	9%	4%	4%	4%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	68

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$27.05	$27.30	$25.61	$29.52	$31.75	$24.23
Income from Investment Operations
Net investment income (loss)A,B	0.50	0.77	0.70	0.68	0.68	0.58
Net realized and unrealized gain (loss)	0.49	(0.05)	1.92	(3.63)	(2.01)	7.83
Total from investment operations	0.99	0.72	2.62	(2.95)	(1.33)	8.41
Distributions from net investment income	(0.44)	(0.97)	(0.93)	(0.96)	(0.90)	(0.89)
Total distributions	(0.44)	(0.97)	(0.93)	(0.96)	(0.90)	(0.89)
Net asset value, end of period	$27.60	$27.05	$27.30	$25.61	$29.52	$31.75
Total ReturnC,D	3.68%	2.61%	10.59%	(9.85)%	(4.25)%	35.58%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.67%F	2.78%	2.82%	2.66%	2.20%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$1,374,235	$1,013,046	$992,512	$1,029,539	$1,772,587	$1,784,615
Portfolio turnover rateG,H	3%I	7%	6%	9%	11%	8%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
69	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021
Selected Per-Share Data
Net asset value, beginning of period	$55.22	$47.07	$43.27	$47.72	$42.63	$39.11
Income from Investment Operations
Net investment income (loss)A,B	0.75	1.44	1.34	1.29	1.19	1.21
Net realized and unrealized gain (loss)	0.84	8.17	3.87	(4.42)	5.11	3.56
Total from investment operations	1.59	9.61	5.21	(3.13)	6.30	4.77
Distributions from net investment income	(0.73)	(1.46)	(1.41)	(1.32)	(1.21)	(1.25)
Total distributions	(0.73)	(1.46)	(1.41)	(1.32)	(1.21)	(1.25)
Net asset value, end of period	$56.08	$55.22	$47.07	$43.27	$47.72	$42.63
Total ReturnC,D	2.91%	20.72%	12.51%	(6.63)%	15.10%	12.46%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.68%F	2.83%	3.25%	2.89%	2.66%	2.96%
Supplemental Data
Net assets, end of period (000 omitted)	$2,223,530	$1,940,938	$1,245,081	$1,901,696	$2,195,072	$1,076,292
Portfolio turnover rateG,H	2%I	4%	3%	4%	3%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	70

Notes to Financial Statements
For the period ended January 31, 2026 (Unaudited)
1. Organization.
Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity MSCI Industrials Index ETF and Fidelity MSCI Real Estate Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund’s fair valuation practices and maintains the fair valuation policies and procedures. Each Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of each Fund’s Schedule of Investments.
71	Semi-Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to certain deemed distributions, futures transactions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$1,331,371,369	$572,840,420	$(107,481,612)	$465,358,808
Fidelity MSCI Consumer Discretionary Index ETF	1,463,575,690	504,239,461	(125,790,487)	378,448,974
Semi-Annual Report	72

2. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Consumer Staples Index ETF	$1,192,769,636	$308,491,304	$(108,620,517)	$199,870,787
Fidelity MSCI Energy Index ETF	1,244,182,649	320,915,717	(57,482,800)	263,432,917
Fidelity MSCI Financials Index ETF	1,650,478,543	814,619,338	(58,347,518)	756,271,820
Fidelity MSCI Health Care Index ETF	2,182,643,772	917,567,891	(277,071,798)	640,496,093
Fidelity MSCI Industrials Index ETF	1,318,844,526	542,834,401	(48,294,217)	494,540,184
Fidelity MSCI Information Technology Index ETF	8,639,663,391	7,921,779,102	(414,769,278)	7,507,009,824
Fidelity MSCI Materials Index ETF	448,760,260	114,882,671	(56,065,987)	58,816,684
Fidelity MSCI Real Estate Index ETF	1,443,746,987	121,358,611	(190,916,353)	(69,557,742)
Fidelity MSCI Utilities Index ETF	1,967,642,870	319,509,974	(64,795,988)	254,713,986
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$—	$(60,675,638)	$(60,675,638)
Fidelity MSCI Consumer Discretionary Index ETF	(28,736,377)	(52,849,060)	(81,585,437)
Fidelity MSCI Consumer Staples Index ETF	(1,844,871)	(31,113,021)	(32,957,892)
Fidelity MSCI Energy Index ETF	(14,818,193)	(122,338,002)	(137,156,195)
Fidelity MSCI Financials Index ETF	(19,189,194)	(113,810,541)	(132,999,735)
Fidelity MSCI Health Care Index ETF	(8,551,437)	(92,727,711)	(101,279,148)
Fidelity MSCI Industrials Index ETF	(7,430,602)	(25,330,661)	(32,761,263)
Fidelity MSCI Information Technology Index ETF	(13,292,926)	(31,439,586)	(44,732,512)
Fidelity MSCI Materials Index ETF	(5,360,838)	(20,908,602)	(26,269,440)
Fidelity MSCI Real Estate Index ETF	(28,560,935)	(48,061,126)	(76,622,061)
Fidelity MSCI Utilities Index ETF	(14,528,964)	(28,851,685)	(43,380,649)
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
73	Semi-Annual Report

Notes to Financial Statements  – continued
3. Derivative Instruments – continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.
Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity MSCI Communication Services Index ETF	343,510,134	361,927,742
Fidelity MSCI Consumer Discretionary Index ETF	130,227,136	129,067,019
Fidelity MSCI Consumer Staples Index ETF	81,919,922	82,682,178
Fidelity MSCI Energy Index ETF	59,081,937	56,669,542
Fidelity MSCI Financials Index ETF	43,045,481	38,870,010
Fidelity MSCI Health Care Index ETF	45,288,147	45,281,645
Fidelity MSCI Industrials Index ETF	23,756,094	21,205,434
Fidelity MSCI Information Technology Index ETF	666,258,625	659,514,845
Fidelity MSCI Materials Index ETF	28,142,279	27,772,413
Fidelity MSCI Real Estate Index ETF	34,092,583	29,549,184
Fidelity MSCI Utilities Index ETF	36,414,962	35,424,743
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity MSCI Communication Services Index ETF	247,949,083	368,192,368
Fidelity MSCI Consumer Discretionary Index ETF	91,177,173	214,514,672
Fidelity MSCI Consumer Staples Index ETF	60,159,287	55,649,871
Fidelity MSCI Energy Index ETF	199,587,436	291,934,126
Fidelity MSCI Financials Index ETF	93,813,115	36,142,415
Fidelity MSCI Health Care Index ETF	118,970,322	87,967,661
Fidelity MSCI Industrials Index ETF	275,629,201	99,364,782
Fidelity MSCI Information Technology Index ETF	743,147,767	639,635,681
Fidelity MSCI Materials Index ETF	39,619,502	10,405,098
Fidelity MSCI Real Estate Index ETF	354,394,983	14,909,964
Fidelity MSCI Utilities Index ETF	298,044,226	44,669,162
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Semi-Annual Report	74

5. Fees and Other Transactions with Affiliates – continued

Fee Rate
Fidelity MSCI Communication Services Index ETF	.084%
Fidelity MSCI Consumer Discretionary Index ETF	.084%
Fidelity MSCI Consumer Staples Index ETF	.084%
Fidelity MSCI Energy Index ETF	.084%
Fidelity MSCI Financials Index ETF	.084%
Fidelity MSCI Health Care Index ETF	.084%
Fidelity MSCI Industrials Index ETF	.084%
Fidelity MSCI Information Technology Index ETF	.084%
Fidelity MSCI Materials Index ETF	.084%
Fidelity MSCI Real Estate Index ETF	.084%
Fidelity MSCI Utilities Index ETF	.084%
Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
7. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.
75	Semi-Annual Report

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Semi-Annual Report	76

Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
77	Semi-Annual Report

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Semi-Annual Report	78

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity MSCI Communication Services Index ETF
Fidelity MSCI Consumer Discretionary Index ETF
Fidelity MSCI Consumer Staples Index ETF
Fidelity MSCI Energy Index ETF
Fidelity MSCI Financials Index ETF
Fidelity MSCI Health Care Index ETF
Fidelity MSCI Industrials Index ETF
Fidelity MSCI Information Technology Index ETF
Fidelity MSCI Materials Index ETF
Fidelity MSCI Real Estate Index ETF
Fidelity MSCI Utilities Index ETF
At its October 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to ratify an amended and restated sub-advisory and ETF services agreement with BlackRock Fund Advisors (BFA) for each fund (Amended Contract) to amend the fee schedule resulting in lower sub-advisory fees at all asset levels paid by Fidelity Management & Research Company LLC (FMR), each fund’s investment adviser, to BFA on behalf of each fund, effective September 1, 2025. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and BFA to each fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of each fund in connection with the annual renewal of each fund’s current management contract and sub-advisory agreement (each, a Current Advisory Contract). At its May 2025 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under its Current Advisory Contract should continue to benefit each fund’s shareholders. In connection with its approval of the Amended Contract at its October 2025 meeting, the Board noted that such approval would not change each fund’s portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contract will continue to benefit each fund’s shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the Amended Contract would result in no change in each fund’s management fee and total expense ratio and considered that it received and reviewed information regarding each fund’s current management fee rate and total expense ratio compared to “peer groups” of competitive funds and classes in connection with the annual renewal of the Current Advisory Contracts.
Based on its review, the Board concluded at its October 2025 meeting that each fund’s current management fee is fair and reasonable in light of the services that the fund receives and the other factors considered and that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to each fund and the level of Fidelity’s profitability. At its May 2025 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of each fund was not excessive. At the October 2025 meeting, the Board concluded that it continued to believe that the profitability of Fidelity in connection with each fund, even considering the Amended Contract, remained not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of each fund and of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2025 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. At the October 2025 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on potential economies of scale. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract  – continued
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund’s Amended Contract should be approved through May 31, 2026.
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EXT-SANN-0426
1.9584798.112

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 16.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/ Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026